UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT
OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-6200
Schwab Investments – Schwab 1000 Index Fund
(Exact name of registrant as specified in charter)
211 Main Street, San Francisco, California 94105
(Address of principal executive offices) (Zip code)
Marie Chandoha
Schwab Investments – Schwab 1000 Index Fund
211 Main Street, San Francisco, California 94105
(Name and address of agent for service)
Registrant’s telephone number, including area code: (415) 636-7000
Date of fiscal year end: October 31
Date of reporting period: April 30, 2013
Item 1: Report(s) to Shareholders.

Semiannual report dated April 30, 2013, enclosed.

Schwab Equity Index Funds

Schwab® S&P 500 Index Fund

Schwab 1000 Index® Fund

Schwab Small-Cap Index Fund®

Schwab Total Stock Market
Index Fund®

Schwab International
Index Fund®

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This wrapper is not part of the shareholder report.

Schwab Equity Index Funds

Semiannual Report
April 30, 2013

Schwab® S&P 500 Index Fund

Schwab 1000 Index® Fund

Schwab Small-Cap Index Fund®

Schwab Total Stock Market
Index Fund®

Schwab International
Index Fund®

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Five cost-efficient ways to tap into the power of
the stock market for long-term growth potential.

In This Report

Fund investment adviser: Charles Schwab Investment Management, Inc. (CSIM).
Distributor: Charles Schwab & Co., Inc. (Schwab).

The Sector/Industry classifications in this report use the Global Industry Classification Standard (GICS), which was developed by, and is the exclusive property of, MSCI and Standard & Poor’s (S&P). GICS is a service mark of MSCI and S&P and has been licensed for use by Charles Schwab & Co., Inc. The Industry classifications used in the schedules of Portfolio Holdings are sub-categories of Sector classifications.

Performance at a Glance

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/prospectus.

Total Return for the Six Months Ended April 30, 2013

Schwab® S&P 500 Index Fund (Ticker Symbol: SWPPX)	14.39%

S&P 500® Index	14.42%
Fund Category: Morningstar Large-Cap Blend	14.54%

Performance Details	page 6

Schwab 1000 Index® Fund (Ticker Symbol: SNXFX)	14.78%

Schwab 1000 Index®	14.94%
Fund Category: Morningstar Large-Cap Blend	14.54%

Performance Details	page 7

Schwab Small-Cap Index Fund® (Ticker Symbol: SWSSX)	16.55%

Russell 2000® Index	16.58%
Fund Category: Morningstar Small-Cap Blend	16.46%

Performance Details	page 8

Schwab Total Stock Market Index Fund® (Ticker Symbol: SWTSX)	15.07%

Dow Jones U.S. Total Stock Market IndexSM	15.16%
Fund Category: Morningstar Large-Cap Blend	14.54%

Performance Details	page 9

Schwab International Index Fund®[1] (Ticker Symbol: SWISX)	16.69%

MSCI EAFE Index® (Net)*	16.90%
Fund Category: Morningstar Foreign Large-Cap Blend	14.02%

Performance Details	pages 10-11

Minimum Initial Investment[2]	$100

All figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

Fund expenses may have been partially absorbed by CSIM and its affiliates. Without these reductions, a fund’s total return would have been lower. Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.

Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.

*	Effective February 28, 2013, the fund changed its comparative index, for purposes of performance calculation, from MSCI EAFE Index (Gross) to MSCI EAFE Index (Net). The net version of the index more accurately reflects how dividends paid to the fund on its foreign securities are treated for tax purposes and provides a better basis for comparing the fund’s performance. The net version of the index reflects reinvested dividends net of withholding taxes, but reflects no deductions for expenses or other taxes.
[1]	The fund’s performance relative to the index may be affected by fair-value pricing and timing differences in foreign exchange calculations, see financial note 2 for more information.
[2]	Please see the funds’ prospectus for further detail and eligibility requirements.

2 Schwab Equity Index Funds

From the President

Marie Chandoha is President and CEO of Charles Schwab Investment Management, Inc. and the funds covered in this report.

Dear Shareholder,

As President and CEO of Charles Schwab Investment Management, Inc., I’d like to thank you for trusting us to help you meet your investment goals, and for reading this important report concerning the Schwab Equity Index Funds. The funds employ an indexing strategy to track the performance of a particular stock market benchmark, seeking returns by modeling portfolios according to each fund’s respective index.

For the six months ended April 30, 2013, the returns of the funds reflected a strong rally by stocks in U.S. and developed international markets. The backdrop for these performances included efforts undertaken by the Federal Reserve and many central banks around the world to stimulate faster economic growth by keeping interest rates low. This was particularly the case in Japan, where aggressive central bank policies helped fuel a rally by stocks, while the yen depreciated sharply versus the U.S. dollar. In general, stocks benefited from these policies and from some signs of improvement in the U.S. housing market. Reduced concerns about the euro zone’s sovereign debt crisis and the U.S. fiscal cliff also played a supportive role.

Many major stock market indices in the U.S. finished at or near record highs. Across equity markets, mid-cap stocks generally provided larger returns than small- and large-cap stocks. Value stocks narrowly trailed growth stocks over the last half of the report period, but generated higher overall returns for the entire six months. Reflecting this environment, the S&P 500 Index returned 14.4% and the MSCI EAFE Index (net) returned 16.9%.

 Asset Class Performance Comparison % returns during the report period

This graph compares the performance of various asset classes during the report period. Final performance figures for the period are in the key below.

14.42%	S&P 500® Index: measures U.S. large-cap stocks

16.58%	Russell 2000® Index: measures U.S. small-cap stocks

17.18%	MSCI EAFE® Index (Gross): measures (in U.S. dollars) large-cap stocks in Europe, Australasia and the Far East

0.90%	Barclays U.S. Aggregate Bond Index: measures the U.S. bond market

0.04%	Three-Month U.S. Treasury Bills (T-bills): measures short-term U.S. Treasury obligations

Index figures assume dividends and distributions were reinvested, and do not include trading and management costs, which would lower performance. Indices are unmanaged, do not incur management fees, costs and expenses, and you cannot invest in them directly. Remember that past performance is not an indication of future results.

Data source: Index provider websites and CSIM.

Nothing in this report represents a recommendation of a security by the investment adviser.

Management views and portfolio holdings may have changed since the report date.

Schwab Equity Index Funds 3

From the President continued

For the six months ended April 30, 2013, the returns of the funds reflected a strong rally by stocks in U.S. and developed international markets.

For more information about the Schwab Equity Index Funds, please continue reading this report. In addition, you can find answers to frequently asked questions and more details about the funds by visiting www.schwabfunds.com. We are also happy to hear from you at 1-800-435-4000.

Sincerely,

4 Schwab Equity Index Funds

Fund Management

Agnes Hong, CFA, Managing Director and Head of Passive Equity Strategies, leads the portfolio management teams of Schwab’s index mutual funds and equity ETFs. She also has overall responsibility for all aspects of the management of the funds. Prior to joining CSIM in 2009, Ms. Hong spent five years as a portfolio manager at Barclays Global Investors (subsequently acquired by BlackRock), where she managed institutional index funds and quantitative active funds. Prior to that, Ms. Hong worked in management consulting and product management, servicing global financial services clients.

Ferian Juwono, CFA, Managing Director and Senior Portfolio Manager, is responsible for the day-to-day co-management of the funds. Prior to joining CSIM in 2010, Mr. Juwono worked at BlackRock (formerly Barclays Global Investors), where he spent over three years as a portfolio manager, managing equity index funds for institutional clients, and nearly two years as a senior business analyst. Prior to that, Mr. Juwono worked for over four years as a senior financial analyst with Union Bank of California.

Ron Toll, Portfolio Manager, is responsible for the day-to-day co-management of each of the funds, except for the Schwab Total Stock Market Index Fund. Mr. Toll has been a portfolio manager with CSIM since 2007, and has held a number of positions at the firm since beginning his tenure in 1998. His previous roles included serving as a manager in Portfolio Operations, and as a manager in Portfolio Operations and Analytics.

Schwab Equity Index Funds 5

Schwab® S&P 500 Index Fund

Performance and Fund Facts as of 04/30/13

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/prospectus.

 Average Annual Total Returns1,2

Fund and Inception Date	6 Months	1 Year	5 Years	10 Years

Fund: Schwab® S&P 500 Index Fund (5/19/97)	14.39%	16.79%	5.25%	7.83%
S&P 500® Index	14.42%	16.89%	5.21%	7.88%
Fund Category: Morningstar Large-Cap Blend	14.54%	15.95%	4.18%	7.49%

Fund Expense Ratios3: Net 0.09%; Gross 0.10%

 Statistics

Number of Holdings	502
Weighted Average Market Cap ($ x 1,000,000)	$105,731
Price/Earnings Ratio (P/E)	15.6
Price/Book Ratio (P/B)	2.5
Portfolio Turnover Rate[4]	0%

 Sector Weightings % of Investments

Information Technology	17.3%
Financials	15.6%
Health Care	12.4%
Consumer Discretionary	11.4%
Consumer Staples	10.8%
Energy	10.3%
Industrials	9.6%
Utilities	3.5%
Materials	3.3%
Telecommunication Services	3.0%
Other	2.8%
Total	100.0%

 Top Equity Holdings % of Net Assets5

Apple, Inc.	2.8%
Exxon Mobil Corp.	2.7%
Microsoft Corp.	1.7%
Johnson & Johnson	1.6%
Chevron Corp.	1.6%
General Electric Co.	1.6%
Google, Inc., Class A	1.5%
International Business Machines Corp.	1.4%
Pfizer, Inc.	1.4%
The Procter & Gamble Co.	1.4%
Total	17.7%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

Standard & Poor’s® S&P®, S&P 500®, Standard & Poor’s 500® and 500® are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by the Schwab S&P 500 Index Fund. The Schwab S&P 500 Index Fund is not sponsored, endorsed, sold or promoted by Standard & Poor’s, and Standard & Poor’s makes no representation regarding the advisability of investing in the fund.

Portfolio holdings may have changed since the report date.

Source of Sector Classification: S&P and MSCI.

[1]	Fund expenses may have been partially absorbed by CSIM and its affiliates. Without these reductions, the fund’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
[2]	On September 9, 2009, the Investor Share class, Select Share class and e.Shares class were combined into a single class of shares of the fund. The performance history of the fund prior to September 9, 2009 is that of the fund’s former Select Shares. On September 9, 2009, the Schwab Institutional Select S&P 500 Fund merged into the fund.
[3]	As stated in the prospectus. Net Expense: Expenses reduced by a contractual fee waiver in effect for so long as CSIM serves as adviser to the fund. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual ratios during the period, refer to the financial highlights section of the financial statements.
[4]	Not annualized. Less than 1%.
[5]	This list is not a recommendation of any security by the investment adviser.

6 Schwab Equity Index Funds

Schwab 1000 Index® Fund

Performance and Fund Facts as of 04/30/13

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/prospectus.

 Average Annual Total Returns1,2

Fund and Inception Date	6 Months	1 Year	5 Years	10 Years

Fund: Schwab 1000 Index® Fund (4/2/91)	14.78%	16.55%	5.27%	8.01%
Schwab 1000 Index®	14.94%	16.85%	5.47%	8.33%
S&P 500® Index	14.42%	16.89%	5.21%	7.88%
Fund Category: Morningstar Large-Cap Blend	14.54%	15.95%	4.18%	7.49%

Fund Expense Ratios3: Net 0.29%; Gross 0.34%

 Statistics

Number of Holdings	996
Weighted Average Market Cap ($ x 1,000,000)	$93,223
Price/Earnings Ratio (P/E)	16.5
Price/Book Ratio (P/B)	2.5
Portfolio Turnover Rate[4]	3%

 Sector Weightings % of Investments

Information Technology	17.2%
Financials	16.7%
Consumer Discretionary	12.4%
Health Care	12.3%
Industrials	10.6%
Energy	10.2%
Consumer Staples	10.1%
Utilities	3.7%
Materials	3.7%
Telecommunication Services	2.8%
Other	0.3%
Total	100.0%

 Top Equity Holdings % of Net Assets5

Apple, Inc.	2.5%
Exxon Mobil Corp.	2.4%
Microsoft Corp.	1.5%
Chevron Corp.	1.5%
Johnson & Johnson	1.5%
General Electric Co.	1.4%
Google, Inc., Class A	1.3%
International Business Machines Corp.	1.3%
Pfizer, Inc.	1.3%
The Procter & Gamble Co.	1.3%
Total	16.0%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

Portfolio holdings may have changed since the report date.

Source of Sector Classification: S&P and MSCI.

[1]	Fund expenses may have been partially absorbed by CSIM and its affiliates. Without these reductions, the fund’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
[2]	On September 18, 2009, the Investor Share class and Select Share class were combined into a single class of shares of the fund. The performance history of the fund prior to September 18, 2009 is that of the fund’s former Investor Shares.
[3]	As stated in the prospectus. Net Expense: Expenses reduced by a contractual fee waiver in effect for so long as CSIM serves as adviser to the fund. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual ratios during the period, refer to the financial highlights section of the financial statements.
[4]	Not annualized.
[5]	This list is not a recommendation of any security by the investment adviser.

Schwab Equity Index Funds 7

Schwab Small-Cap Index Fund®

Performance and Fund Facts as of 04/30/13

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/prospectus.

 Average Annual Total Returns1,2

Fund and Inception Date	6 Months	1 Year	5 Years	10 Years

Fund: Schwab Small-Cap Index Fund® (5/19/97)	16.55%	17.77%	8.21%	11.05%
Russell 2000® Index	16.58%	17.69%	7.27%	10.47%
Small-Cap Spliced Index[3]	16.58%	17.69%	8.31%	11.16%
Fund Category: Morningstar Small-Cap Blend	16.46%	16.46%	6.68%	10.19%

Fund Expense Ratios4: Net 0.17%; Gross 0.21%

 Statistics

Number of Holdings	1,957
Weighted Average Market Cap ($ x 1,000,000)	$1,572
Price/Earnings Ratio (P/E)	21.2
Price/Book Ratio (P/B)	2.1
Portfolio Turnover Rate[5]	2%

 Sector Weightings % of Investments

Financials	23.2%
Information Technology	15.7%
Industrials	14.4%
Consumer Discretionary	13.8%
Health Care	12.1%
Energy	5.8%
Materials	4.9%
Consumer Staples	3.6%
Utilities	3.4%
Telecommunication Services	0.7%
Other	2.4%
Total	100.0%

 Top Equity Holdings % of Net Assets6

Pharmacyclics, Inc.	0.3%
Starwood Property Trust, Inc.	0.3%
Alaska Air Group, Inc.	0.3%
Two Harbors Investment Corp.	0.3%
Gulfport Energy Corp.	0.3%
Ocwen Financial Corp.	0.3%
Alkermes plc	0.3%
Genesee & Wyoming, Inc., Class A	0.3%
Omega Healthcare Investors, Inc.	0.3%
Axiall Corp.	0.3%
Total	3.0%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

Index ownership – “Russell 2000®” is a registered mark of the Frank Russell Company (“Russell”) and has been licensed for use by the Schwab Small-Cap Index Fund. The Schwab Small-Cap Index Fund is not sponsored, endorsed, sold or promoted by Russell and Russell makes no representation regarding the advisability of investing in the fund.

Portfolio holdings may have changed since the report date.

Source of Sector Classification: S&P and MSCI.

Small-company stocks are subject to greater volatility than other asset classes.

[1]	Fund expenses may have been partially absorbed by CSIM and its affiliates. Without these reductions, the fund’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
[2]	On August 21, 2009, the Investor Share class and Select Share class were combined into a single class of shares of the fund. The performance history of the fund prior to August 21, 2009 is that of the fund’s former Select Shares.
[3]	The Small-Cap Spliced Index is an internally calculated index, comprised of the Schwab Small-Cap Index (the fund’s former comparative index) from inception of the fund until the close of business on December 14, 2011, and the Russell 2000 Index from December 15, 2011 forward.
[4]	As stated in the prospectus. Net Expense: Expenses reduced by a contractual fee waiver in effect for so long as CSIM serves as adviser to the fund. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual ratios during the period, refer to the financial highlights section of the financial statements.
[5]	Not annualized.
[6]	This list is not a recommendation of any security by the investment adviser.

8 Schwab Equity Index Funds

Schwab Total Stock Market Index Fund®

Performance and Fund Facts as of 04/30/13

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/prospectus.

 Average Annual Total Returns1,2

Fund and Inception Date	6 Months	1 Year	5 Years	10 Years

Fund: Schwab Total Stock Market Index Fund® (6/1/99)	15.07%	17.11%	5.93%	8.73%
Dow Jones U.S. Total Stock Market IndexSM	15.16%	17.15%	5.81%	8.75%
Fund Category: Morningstar Large-Cap Blend	14.54%	15.95%	4.18%	7.49%

Fund Expense Ratios3: Net 0.09%; Gross 0.10%

 Statistics

Number of Holdings	2,453
Weighted Average Market Cap ($ x 1,000,000)	$86,656
Price/Earnings Ratio (P/E)	17.0
Price/Book Ratio (P/B)	2.4
Portfolio Turnover Rate[4]	1%

 Sector Weightings % of Investments

Financials	17.2%
Information Technology	16.9%
Consumer Discretionary	12.4%
Health Care	12.1%
Industrials	10.6%
Energy	9.6%
Consumer Staples	9.4%
Materials	3.7%
Utilities	3.6%
Telecommunication Services	2.7%
Other	1.8%
Total	100.0%

 Top Equity Holdings % of Net Assets5

Apple, Inc.	2.3%
Exxon Mobil Corp.	2.2%
Microsoft Corp.	1.4%
Johnson & Johnson	1.3%
Chevron Corp.	1.3%
General Electric Co.	1.3%
Google, Inc., Class A	1.2%
International Business Machines Corp.	1.2%
The Procter & Gamble Co.	1.2%
Pfizer, Inc.	1.2%
Total	14.6%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

“Dow Jones” and “The Dow Jones U.S. Total Stock Market IndexSM” are service marks of Dow Jones & Company, Inc. and have been licensed for certain purposes by CSIM. The Schwab Total Stock Market Index Fund, based on The Dow Jones U.S. Total Stock Market IndexSM, is not sponsored, endorsed, sold or promoted by Dow Jones and Dow Jones makes no representation regarding the advisability of investing in such a product.

Portfolio holdings may have changed since the report date.

Source of Sector Classification: S&P and MSCI.

[1]	Fund expenses may have been partially absorbed by CSIM and its affiliates. Without these reductions, the fund’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
[2]	On September 18, 2009, the Investor Share class and Select Share class were combined into a single class of shares of the fund. The performance history of the fund prior to September 18, 2009 is that of the fund’s former Select Shares.
[3]	As stated in the prospectus. Net Expense: Expenses reduced by a contractual fee waiver in effect for so long as CSIM serves as adviser to the fund. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual ratios during the period, refer to the financial highlights section of the financial statements.
[4]	Not annualized.
[5]	This list is not a recommendation of any security by the investment adviser.

Schwab Equity Index Funds 9

Schwab International Index Fund®

Performance and Fund Facts as of 04/30/13

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/prospectus.

 Average Annual Total Returns1,2

Fund and Inception Date	6 Months	1 Year	5 Years	10 Years

Fund: Schwab International Index Fund® (5/19/97)	16.69%	19.54%	-0.96%	9.00%
MSCI EAFE Index® (Net)[3]	16.90%	19.39%	-0.93%	9.23%
MSCI EAFE Index® (Gross)[3]	17.18%	19.96%	-0.44%	9.72%
International Spliced Index[4]	16.98%	19.76%	-0.87%	9.24%
Fund Category: Morningstar Foreign Large-Cap Blend	14.02%	15.45%	-1.30%	8.69%

Fund Expense Ratios5: Net 0.19%; Gross 0.23%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

The fund’s performance relative to the index may be affected by fair-value pricing, see financial note 2 for more information.

Index ownership — “MSCI EAFE” is a registered mark of MSCI and has been licensed for use by the Schwab International Index Fund. The Schwab International Index Fund is not sponsored, endorsed, sold or promoted by MSCI and MSCI bears no liability with respect to the fund. The Statement of Additional Information contains a more detailed description of the limited relationship MSCI has with the fund.

[1]	Fund expenses may have been partially absorbed by CSIM and its affiliates. Without these reductions, the fund’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
[2]	On August 21, 2009, the Investor Share class and Select Share class were combined into a single class of shares of the fund. The performance history of the fund prior to August 21, 2009 is that of the fund’s former Select Shares.
[3]	Effective February 28, 2013, the fund changed its comparative index, for purposes of performance calculation, from MSCI EAFE Index (Gross) to MSCI EAFE Index (Net). The net version of the index more accurately reflects how dividends paid to the fund on its foreign securities are treated for tax purposes and provides a better basis for comparing the fund’s performance. The net version of the index reflects reinvested dividends net of withholding taxes, but reflects no deductions for expenses or other taxes.
[4]	The International Spliced Index is an internally calculated index, comprised of the Schwab International Index (the fund’s former comparative index) from inception of the fund until the close of business on December 20, 2011, the MSCI EAFE Index (Gross) from December 21, 2011 until the close of business on February 28, 2013, and the MSCI EAFE Index (Net) from March 1, 2013 forward.
[5]	As stated in the prospectus. Net Expense: Expenses reduced by a contractual fee waiver in effect for so long as CSIM serves as adviser to the fund. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual ratios during the period, refer to the financial highlights section of the financial statements.

10 Schwab Equity Index Funds

 Schwab International Index Fund®

Performance and Fund Facts as of 04/30/13 continued

 Statistics

Number of Holdings	920
Weighted Average Market Cap ($ x 1,000,000)	$58,292
Price/Earnings Ratio (P/E)	19.6
Price/Book Ratio (P/B)	1.0
Portfolio Turnover Rate[1]	5%

 Sector Weightings % of Investments

Financials	24.9%
Industrials	11.9%
Consumer Staples	11.7%
Consumer Discretionary	10.6%
Health Care	10.0%
Materials	8.2%
Energy	6.8%
Telecommunication Services	4.9%
Information Technology	4.2%
Utilities	3.7%
Other	3.1%
Total	100.0%

 Top Equity Holdings % of Net Assets2

Nestle S.A. – Reg’d	1.9%
HSBC Holdings plc	1.6%
Roche Holding AG	1.4%
Novartis AG – Reg’d	1.4%
Toyota Motor Corp.	1.3%
Vodafone Group plc	1.2%
BP plc	1.1%
Sanofi	1.0%
Royal Dutch Shell plc, A Shares	1.0%
GlaxoSmithKline plc	1.0%
Total	12.9%

 Country Weightings % of Investments

Japan	21.4%
United Kingdom	20.8%
France	9.0%
Australia	8.9%
Switzerland	8.7%
Germany	8.0%
Sweden	3.1%
Hong Kong	3.0%
Spain	2.8%
Netherlands	2.3%
Other Countries	12.0%
Total	100.0%

Portfolio holdings may have changed since the report date.

Source of Sector Classification: S&P and MSCI.

Foreign securities can involve risks such as political and economic instability and currency risk.

[1]	Not annualized.
[2]	This list is not a recommendation of any security by the investment adviser.

Schwab Equity Index Funds 11

Fund Expenses (Unaudited)

 Examples for a $1,000 Investment

As a fund shareholder, you incur two types of costs: transaction costs, such as redemption fees, and ongoing costs, such as management fees, transfer agent and shareholder services fees, and other fund expenses.

The expense examples below are intended to help you understand your ongoing cost (in dollars) of investing in a fund and to compare this cost with the ongoing cost of investing in other mutual funds. These examples are based on an investment of $1,000 invested for six months beginning November 1, 2012 and held through April 30, 2013.

Actual Return lines in the table below provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number given for your fund or share class under the heading entitled “Expenses Paid During Period.”

Hypothetical Return lines in the table below provide information about hypothetical account values and hypothetical expenses based on a fund’s or share class’ actual expense ratio and an assumed return of 5% per year before expenses. Because the return used is not an actual return, it may not be used to estimate the actual ending account value or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs, such as redemption fees. If these transactional costs were included, your costs would have been higher.

			Ending
		Beginning	Account Value	Expenses Paid
	Expense Ratio[1]	Account Value	(Net of Expenses)	During Period[2]
	(Annualized)	at 11/1/12	at 4/30/13	11/1/12–4/30/13

Schwab® S&P 500 Index Fund
Actual Return	0.09%	$1,000	$1,143.90	$0.48
Hypothetical 5% Return	0.09%	$1,000	$1,024.35	$0.45

Schwab 1000 Index® Fund
Actual Return	0.29%	$1,000	$1,147.80	$1.54
Hypothetical 5% Return	0.29%	$1,000	$1,023.36	$1.45

Schwab Small-Cap Index Fund®
Actual Return	0.17%	$1,000	$1,165.50	$0.91
Hypothetical 5% Return	0.17%	$1,000	$1,023.95	$0.85

Schwab Total Stock Market Index Fund®
Actual Return	0.09%	$1,000	$1,150.70	$0.48
Hypothetical 5% Return	0.09%	$1,000	$1,024.35	$0.45

Schwab International Index Fund®
Actual Return	0.19%	$1,000	$1,166.90	$1.02
Hypothetical 5% Return	0.19%	$1,000	$1,023.85	$0.95

[1]	Based on the most recent six-month expense ratio; may differ from the expense ratio provided in the Financial Highlights.
[2]	Expenses for each fund are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by the 181 days of the period, and divided by the 365 days of the fiscal year.

12 Schwab Equity Index Funds

Schwab® S&P 500 Index Fund

Financial Statements

Financial Highlights

	11/1/12–		11/1/11–	11/1/10–	11/1/09–	11/1/08–		11/1/07–
	4/30/13*		10/31/12	10/31/11	10/31/10	10/31/09[1]		10/31/08

Per-Share Data ($)

Net asset value at beginning of period	22.35		19.82	18.70	16.28	15.28		24.28

Income (loss) from investment operations:
Net investment income (loss)	0.26		0.44	0.39	0.35	0.20		0.44
Net realized and unrealized gains (losses)	2.89		2.49	1.09	2.31	1.22		(9.02)

Total from investment operations	3.15		2.93	1.48	2.66	1.42		(8.58)
Less distributions:
Distributions from net investment income	(0.49)		(0.40)	(0.36)	(0.24)	(0.42)		(0.42)

Net asset value at end of period	25.01		22.35	19.82	18.70	16.28		15.28

Total return (%)	14.39	[2]	15.09	7.97	16.50	9.81		(35.92)

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.09	[3]	0.09	0.09	0.09	0.13	[4]	0.19
Gross operating expenses	0.09	[3]	0.10	0.10	0.10	0.16		0.21
Net investment income (loss)	2.26	[3]	2.09	1.96	1.97	2.09		2.06
Portfolio turnover rate	0	[2,5]	2	3	2	3	[6]	3
Net assets, end of period ($ x 1,000,000)	14,968		12,687	10,909	10,007	8,718		2,598

* Unaudited.

1 Effective September 9, 2009, the Investor Share class, the e.Share class and the Select Share class were combined into a single class of shares of the fund. The financial history as shown in the financial highlights is that of the former Select Shares.
2 Not annualized.
3 Annualized.
4 Effective May 5, 2009, the net operating expense limitation was lowered. The ratio presented for period ended 10/31/09 is a blended ratio.
5 Less than 1%.
6 Portfolio turnover excludes the impact of investment activity resulting from a merger with another fund.

See financial notes 13

 Schwab S&P 500 Index Fund

Portfolio Holdings as of April 30, 2013 (Unaudited)

This section shows the fund’s 50 largest portfolio holdings in unaffiliated issuers and any holdings exceeding 1% of the fund’s total net assets as of the report date and any affiliated issuers. The remaining securities held by the fund are grouped as “Other Securities” in each category. You can request a complete schedule of portfolio holdings as of the report date, free of charge, by calling Schwab Funds® at 1-800-435-4000. This complete schedule, filed on the fund’s Form N-CSR, is also available on the SEC’s website at http://www.sec.gov.

In addition, the fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. A copy of the fund’s most recently filed quarterly schedule of portfolio holdings, included on the fund’s Form N-CSR (with respect to the fund’s second and fourth fiscal quarters) or Form N-Q (with respect to the fund’s first and third fiscal quarters), is available by visiting the fund’s website at www.schwabfunds.com/prospectus.

		Cost	Value
Holdings by Category		($)	($)

97.0%	Common Stock	9,633,343,832	14,527,448,671
2.8%	Short-Term Investments	413,721,414	413,721,414

99.8%	Total Investments	10,047,065,246	14,941,170,085
0.2%	Collateral Invested for Securities on Loan	22,835,155	22,835,155
0.0%	Other Assets and Liabilities, Net		3,914,977

100.0%	Net Assets		14,967,920,217

	Number	% of Net	Value
Security	of Shares	Assets	($)

Common Stock 97.0% of net assets

Automobiles & Components 0.8%
Other Securities		0.8	117,883,191

Banks 2.7%
Wells Fargo & Co.	4,998,909	1.3	189,858,564
Other Securities		1.4	215,949,867

		2.7	405,808,431

Capital Goods 7.3%
3M Co.	647,319	0.5	67,780,772
General Electric Co.	10,604,052	1.6	236,364,319
The Boeing Co.	694,054	0.4	63,443,476
United Technologies Corp.	860,035	0.5	78,512,595
Other Securities		4.3	642,339,034

		7.3	1,088,440,196

Commercial & Professional Supplies 0.6%
Other Securities		0.6	97,433,935

Consumer Durables & Apparel 1.2%
Other Securities		1.2	177,524,864

Consumer Services 1.8%
McDonald’s Corp.	1,022,638	0.7	104,452,245
Other Securities		1.1	168,960,613

		1.8	273,412,858

Diversified Financials 6.6%
American Express Co.	973,041	0.4	66,565,735
Bank of America Corp.	11,034,411	0.9	135,833,599
Citigroup, Inc.	3,098,847	1.0	144,592,201
JPMorgan Chase & Co.	3,903,231	1.3	191,297,351
The Charles Schwab Corp. (a)	1,085,681	0.1	18,413,150
The Goldman Sachs Group, Inc.	446,969	0.4	65,288,762
Other Securities		2.5	362,466,145

		6.6	984,456,943

Energy 10.3%
Chevron Corp.	1,981,134	1.6	241,718,160
ConocoPhillips	1,245,190	0.5	75,271,735
Exxon Mobil Corp.	4,568,741	2.7	406,572,262
Occidental Petroleum Corp.	820,950	0.5	73,277,997
Schlumberger Ltd.	1,354,515	0.7	100,816,551
Other Securities		4.3	645,432,236

		10.3	1,543,088,941

Food & Staples Retailing 2.4%
CVS Caremark Corp.	1,258,851	0.5	73,239,951
Wal-Mart Stores, Inc.	1,705,702	0.9	132,567,159
Other Securities		1.0	151,715,628

		2.4	357,522,738

Food, Beverage & Tobacco 6.0%
Altria Group, Inc.	2,034,491	0.5	74,279,266
PepsiCo, Inc.	1,573,263	0.9	129,747,000
Philip Morris International, Inc.	1,675,746	1.1	160,184,560
The Coca-Cola Co.	3,908,656	1.1	165,453,409
Other Securities		2.4	374,620,695

		6.0	904,284,930

Health Care Equipment & Services 4.0%
Other Securities		4.0	602,871,172

Household & Personal Products 2.3%
The Procter & Gamble Co.	2,785,690	1.4	213,857,422
Other Securities		0.9	132,861,523

		2.3	346,718,945

Insurance 4.1%
Berkshire Hathaway, Inc., Class B *	1,860,030	1.3	197,758,389
Other Securities		2.8	411,880,719

		4.1	609,639,108

Materials 3.3%
Other Securities		3.3	491,974,954

14 See financial notes

 Schwab S&P 500 Index Fund

Portfolio Holdings (Unaudited) continued

	Number	% of Net	Value
Security	of Shares	Assets	($)

Media 3.5%
Comcast Corp., Class A	2,688,164	0.7	111,021,173
The Walt Disney Co.	1,841,183	0.8	115,699,940
Other Securities		2.0	295,825,011

		3.5	522,546,124

Pharmaceuticals, Biotechnology & Life Sciences 8.4%
AbbVie, Inc.	1,613,186	0.5	74,287,215
Amgen, Inc.	771,159	0.5	80,362,479
Bristol-Myers Squibb Co.	1,659,364	0.4	65,909,938
Gilead Sciences, Inc. *	1,552,550	0.5	78,621,132
Johnson & Johnson	2,850,625	1.6	242,958,769
Merck & Co., Inc.	3,082,214	1.0	144,864,058
Pfizer, Inc.	7,357,733	1.4	213,889,298
Other Securities		2.5	349,344,727

		8.4	1,250,237,616

Real Estate 2.2%
Other Securities		2.2	332,367,802

Retailing 4.1%
Amazon.com, Inc. *	370,880	0.6	94,133,053
The Home Depot, Inc.	1,524,750	0.7	111,840,412
Other Securities		2.8	408,197,177

		4.1	614,170,642

Semiconductors & Semiconductor Equipment 2.0%
Intel Corp.	5,043,905	0.8	120,801,525
Other Securities		1.2	174,668,016

		2.0	295,469,541

Software & Services 9.2%
Google, Inc., Class A *	272,310	1.5	224,538,657
International Business Machines Corp.	1,069,390	1.4	216,594,250
Microsoft Corp.	7,687,731	1.7	254,463,896
Oracle Corp.	3,752,586	0.8	123,009,769
Visa, Inc., Class A	525,900	0.6	88,593,114
Other Securities		3.2	468,846,950

		9.2	1,376,046,636

Technology Hardware & Equipment 6.1%
Apple, Inc.	957,638	2.8	423,994,224
Cisco Systems, Inc.	5,437,428	0.8	113,750,994
QUALCOMM, Inc.	1,752,165	0.7	107,968,407
Other Securities		1.8	272,749,682

		6.1	918,463,307

Telecommunication Services 3.0%
AT&T, Inc.	5,600,236	1.4	209,784,841
Verizon Communications, Inc.	2,914,878	1.0	157,141,073
Other Securities		0.6	77,845,540

		3.0	444,771,454

Transportation 1.6%
Union Pacific Corp.	478,075	0.5	70,735,977
Other Securities		1.1	171,968,278

		1.6	242,704,255

Utilities 3.5%
Other Securities		3.5	529,610,088

Total Common Stock
(Cost $9,633,343,832)			14,527,448,671

	Face
Security	Amount	% of Net	Value
Rate, Maturity Date	($)	Assets	($)

Short-Term Investments 2.8% of net assets

Time Deposits 2.6%
ANZ
0.03%, 05/01/13	73,313,151	0.5	73,313,151
Skandinaviska Enskilda Banken
0.03%, 05/01/13	69,730,862	0.5	69,730,862
Societe Generale
0.03%, 05/01/13	164,340,451	1.1	164,340,451
Other Securities		0.5	83,039,694

		2.6	390,424,158

U.S. Treasury Obligations 0.2%
Other Securities		0.2	23,297,256

Total Short-Term Investments
(Cost $413,721,414)			413,721,414

End of Investments.

	Number	% of Net	Value
Security	of Shares	Assets	($)

Collateral Invested for Securities on Loan 0.2% of net assets

Wells Fargo Advantage Government Money Market Fund	22,835,155	0.2	22,835,155

Total Collateral Invested for Securities on Loan
(Cost $22,835,155)			22,835,155

End of Collateral Invested for Securities on Loan.

At 04/30/13, tax basis cost of the fund’s investments was $10,091,186,702 and the unrealized appreciation and depreciation were $5,734,490,807 and ($884,507,424), respectively, with a net unrealized appreciation of $4,849,983,383.

For the following notes, please refer to complete schedule of holdings.

*	Non-income producing security.
(a)	Issuer is affiliated with the fund’s adviser.
(b)	All or a portion of this security is on loan.
(c)	All or a portion of this security is held as collateral for open futures contracts.
(d)	The rate shown is the purchase yield.

REIT —	Real Estate Investment Trust

See financial notes 15

 Schwab S&P 500 Index Fund

Portfolio Holdings (Unaudited) continued

In addition to the above, the fund held the following at 04/30/13.

		Contract	Unrealized
	Number of	Value	Gains
	Contracts	($)	($)

Futures Contract

S&P 500 Index, e-mini, Long, expires 06/21/13	5,100	406,011,000	12,275,825

The following is a summary of the inputs used to value the fund’s investments as of April 30, 2013 (see financial note 2(a) for additional information):

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Common Stock[1]	$14,527,448,671	$—	$—	$14,527,448,671
Short-Term Investments[1]	—	413,721,414	—	413,721,414

Total	$14,527,448,671	$413,721,414	$—	$14,941,170,085

Other Financial Instruments
Collateral Invested for Securities on Loan	$22,835,155	$—	$—	$22,835,155
Futures Contract[2]	12,275,825	—	—	12,275,825

[1]	As categorized in complete schedule of holdings.
[2]	Futures contracts are not included in Investments and are valued at unrealized appreciation or depreciation.

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended April 30, 2013.

16 See financial notes

 Schwab S&P 500 Index Fund

Statement of
Assets and Liabilities
As of April 30, 2013; unaudited

Assets

Investments in affiliated issuers, at value (cost $12,551,700)		$18,413,150
Investments in unaffiliated issuers, at value (cost $10,034,513,546) including securities on loan of $21,933,147	+	14,922,756,935

Total investments, at value (cost $10,047,065,246)		14,941,170,085
Collateral invested for securities on loan		22,835,155
Receivables:
Investments sold		3,729,086
Fund shares sold		39,085,790
Dividends		13,106,731
Due from broker for futures		1,020,000
Income from securities on loan		27,887
Foreign tax reclaims		25,002
Interest		325
Prepaid expenses	+	143,347

Total assets		15,021,143,408

Liabilities

Collateral held for securities on loan		22,835,155
Payables:
Investments bought		16,134,750
Investment adviser and administrator fees		74,587
Shareholder service fees		25,949
Fund shares redeemed		13,849,238
Accrued expenses	+	303,512

Total liabilities		53,223,191

Net Assets

Total assets		15,021,143,408
Total liabilities	−	53,223,191

Net assets		$14,967,920,217

Net Assets by Source
Capital received from investors		10,403,102,011
Net investment income not yet distributed		74,624,007
Net realized capital losses		(418,257,845)
Net unrealized capital gains		4,908,452,044

Net Asset Value (NAV)

		Shares
Net Assets	÷	Outstanding	=	NAV
$14,967,920,217		598,561,893		$25.01

See financial notes 17

 Schwab S&P 500 Index Fund

Statement of
Operations
For the period November 1, 2012 through April 30, 2013; unaudited

Investment Income

Dividends received from affiliated issuer		$130,282
Dividends received from unaffiliated issuers (net of foreign withholding taxes of $182,583)		158,075,680
Interest		49,101
Securities on loan	+	524,438

Total investment income		158,779,501

Expenses

Investment adviser and administrator fees		4,046,665
Shareholder service fees		1,305,170
Transfer agent fees		257,517
Portfolio accounting fees		149,664
Shareholder reports		146,136
Custodian fees		118,569
Registration fees		59,279
Professional fees		49,784
Trustees’ fees		42,082
Index fee		36,045
Other expenses	+	141,693

Total expenses		6,352,604
Expense reduction by CSIM and its affiliates	−	282,607

Net expenses	−	6,069,997

Net investment income		152,709,504

Realized and Unrealized Gains (Losses)

Net realized gains on investments		9,483,270
Net realized gains on futures contracts	+	23,302,687

Net realized gains		32,785,957
Net unrealized gains on affiliated issuer		3,669,602
Net unrealized gains on unaffiliated investments		1,637,341,338
Net unrealized gains on futures contracts	+	17,411,950

Net unrealized gains	+	1,658,422,890

Net realized and unrealized gains		1,691,208,847

Increase in net assets resulting from operations		$1,843,918,351

18 See financial notes

 Schwab S&P 500 Index Fund

Statement of
Changes in Net Assets
For the current and prior report periods
Figures for the current period are unaudited

Operations

11/1/12-4/30/13			11/1/11-10/31/12
Net investment income		$152,709,504	$249,809,268
Net realized gains		32,785,957	34,935,609
Net unrealized gains	+	1,658,422,890	1,365,738,638

Increase in net assets from operations		1,843,918,351	1,650,483,515

Distributions to Shareholders

Distributions from net investment income		($278,278,089)	($218,494,240)

Transactions in Fund Shares

		11/1/12-4/30/13		11/1/11-10/31/12
		SHARES	VALUE	SHARES	VALUE
Shares sold		82,825,361	$1,927,805,853	94,452,205	$2,011,893,595
Shares reinvested		11,251,940	248,330,312	10,225,170	196,221,005
Shares redeemed	+	(63,057,757)	(1,460,805,822)	(87,533,037)	(1,861,743,855)

Net transactions in fund shares		31,019,544	$715,330,343	17,144,338	$346,370,745

Shares Outstanding and Net Assets

		11/1/12-4/30/13		11/1/11-10/31/12
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		567,542,349	$12,686,949,612	550,398,011	$10,908,589,592
Total increase	+	31,019,544	2,280,970,605	17,144,338	1,778,360,020

End of period		598,561,893	$14,967,920,217	567,542,349	$12,686,949,612

Net investment income not yet distributed			$74,624,007		$200,192,592

See financial notes 19

Schwab 1000 Index® Fund

Financial Statements

Financial Highlights

	11/1/12–		11/1/11–	11/1/10–	11/1/09–	11/1/08–		11/1/07–
	4/30/13*		10/31/12	10/31/11	10/31/10	10/31/09[1]		10/31/08

Per-Share Data ($)

Net asset value at beginning of period	40.23		37.44	35.79	31.00	28.69		45.81

Income (loss) from investment operations:
Net investment income (loss)	0.42	[2]	0.71 [2]	0.62 [2]	0.57 [2]	0.54	[2]	0.66 [2]
Net realized and unrealized gains (losses)	5.19		4.32	2.07	4.80	2.41		(17.13)

Total from investment operations	5.61		5.03	2.69	5.37	2.95		(16.47)
Less distributions:
Distributions from net investment income	(0.81)		(0.72)	(0.57)	(0.58)	(0.64)		(0.62)
Distributions from net realized gains	(1.66)		(1.52)	(0.47)	—	—		(0.03)

Total distributions	(2.47)		(2.24)	(1.04)	(0.58)	(0.64)		(0.65)

Net asset value at end of period	43.37		40.23	37.44	35.79	31.00		28.69

Total return (%)	14.78	[3]	14.38	7.60	17.51	10.72		(36.43)

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.29	[4]	0.29	0.29	0.29	0.38	[5]	0.49
Gross operating expenses	0.34	[4]	0.34	0.34	0.35	0.44		0.49
Net investment income (loss)	2.06	[4]	1.85	1.64	1.71	1.96		1.68
Portfolio turnover rate	3	[3]	4	5	5	4		4
Net assets, end of period ($ x 1,000,000)	5,371		4,848	4,552	4,575	4,279		2,260

* Unaudited.

1 Effective September 18, 2009, the Select Share class and the Investor Share class were combined into a single class of shares of the fund. The financial history as shown in the financial highlights is that of the former Investor Shares.
2 Calculated based on the average shares outstanding during the period.
3 Not annualized.
4 Annualized.
5 Effective May 5, 2009, the net operating expense limitation was lowered. The ratio presented for period ended 10/31/09 is a blended ratio.

20 See financial notes

 Schwab 1000 Index Fund

Portfolio Holdings as of April 30, 2013 (Unaudited)

This section shows the fund’s 50 largest portfolio holdings in unaffiliated issuers and any holdings exceeding 1% of the fund’s total net assets as of the report date and any affiliated issuers. The remaining securities held by the fund are grouped as “Other Securities” in each category. You can request a complete schedule of portfolio holdings as of the report date, free of charge, by calling Schwab Funds® at 1-800-435-4000. This complete schedule, filed on the fund’s Form N-CSR, is also available on the SEC’s website at http://www.sec.gov.

In addition, the fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. A copy of the fund’s most recently filed quarterly schedule of portfolio holdings, included on the fund’s Form N-CSR (with respect to the fund’s second and fourth fiscal quarters) or Form N-Q (with respect to the fund’s first and third fiscal quarters), is available by visiting the fund’s website at www.schwabfunds.com/prospectus.

			Cost	Value
Holdings by Category			($)	($)

99.7%		Common Stock	1,945,901,212	5,352,014,793
0.2%		Other Investment Company	12,912,949	12,912,949
0.0%		Short-Term Investment	1,886,777	1,886,777

99.9%		Total Investments	1,960,700,938	5,366,814,519
0.5%		Collateral Invested for Securities on Loan	27,548,134	27,548,134
(0	.4)%	Other Assets and Liabilities, Net		(23,486,940)

100.0%		Net Assets		5,370,875,713

	Number	% of Net	Value
Security	of Shares	Assets	($)

Common Stock 99.7% of net assets

Automobiles & Components 1.1%
Other Securities		1.1	56,408,208

Banks 2.8%
U.S. Bancorp	615,405	0.4	20,480,678
Wells Fargo & Co.	1,602,296	1.1	60,855,202
Other Securities		1.3	68,706,593

		2.8	150,042,473

Capital Goods 7.8%
3M Co.	207,654	0.4	21,743,450
General Electric Co.	3,432,102	1.4	76,501,554
The Boeing Co.	219,489	0.4	20,063,490
United Technologies Corp.	276,003	0.5	25,196,314
Other Securities		5.1	275,288,267

		7.8	418,793,075

Commercial & Professional Supplies 0.9%
Other Securities		0.9	46,315,863

Consumer Durables & Apparel 1.4%
Other Securities		1.4	75,461,361

Consumer Services 2.0%
McDonald’s Corp.	328,636	0.6	33,566,881
Other Securities		1.4	75,409,598

		2.0	108,976,479

Diversified Financials 6.3%
American Express Co.	318,677	0.4	21,800,694
Bank of America Corp.	3,527,541	0.8	43,424,030
Citigroup, Inc.	997,756	0.9	46,555,295
JPMorgan Chase & Co.	1,256,978	1.1	61,604,492
The Charles Schwab Corp. (a)	367,065	0.1	6,225,422
The Goldman Sachs Group, Inc.	144,232	0.4	21,067,968
Other Securities		2.6	134,967,137

		6.3	335,645,038

Energy 10.2%
Chevron Corp.	640,537	1.5	78,151,919
ConocoPhillips	397,266	0.4	24,014,730
Exxon Mobil Corp.	1,476,263	2.4	131,372,644
Occidental Petroleum Corp.	265,016	0.4	23,655,328
Schlumberger Ltd.	434,547	0.6	32,343,333
Other Securities		4.9	260,482,711

		10.2	550,020,665

Food & Staples Retailing 2.2%
CVS Caremark Corp.	408,011	0.4	23,738,080
Wal-Mart Stores, Inc.	547,427	0.8	42,546,027
Other Securities		1.0	50,206,777

		2.2	116,490,884

Food, Beverage & Tobacco 5.7%
Altria Group, Inc.	662,805	0.5	24,199,011
PepsiCo, Inc.	506,285	0.8	41,753,324
Philip Morris International, Inc.	542,565	1.0	51,863,788
The Coca-Cola Co.	1,262,448	1.0	53,439,424
Other Securities		2.4	133,132,632

		5.7	304,388,179

Health Care Equipment & Services 4.1%
Other Securities		4.1	222,315,594

Household & Personal Products 2.2%
The Procter & Gamble Co.	894,919	1.3	68,702,931
Other Securities		0.9	50,716,643

		2.2	119,419,574

Insurance 4.4%
Berkshire Hathaway, Inc., Class B *	597,012	1.2	63,474,316
Other Securities		3.2	171,329,710

		4.4	234,804,026

Materials 3.7%
Other Securities		3.7	196,790,467

See financial notes 21

 Schwab 1000 Index Fund

Portfolio Holdings (Unaudited) continued

	Number	% of Net	Value
Security	of Shares	Assets	($)

Media 3.6%
Comcast Corp., Class A	869,723	0.7	35,919,560
News Corp., Class A	659,928	0.4	20,437,970
The Walt Disney Co.	586,960	0.7	36,884,566
Other Securities		1.8	100,164,484

		3.6	193,406,580

Pharmaceuticals, Biotechnology & Life Sciences 8.1%
AbbVie, Inc.	516,646	0.4	23,791,548
Amgen, Inc.	251,102	0.5	26,167,339
Bristol-Myers Squibb Co.	540,239	0.4	21,458,293
Gilead Sciences, Inc. *	491,644	0.5	24,896,852
Johnson & Johnson	914,287	1.5	77,924,681
Merck & Co., Inc.	995,018	0.9	46,765,846
Pfizer, Inc.	2,376,751	1.3	69,092,152
Other Securities		2.6	146,691,594

		8.1	436,788,305

Real Estate 3.3%
Other Securities		3.3	178,438,457

Retailing 4.3%
Amazon.com, Inc. *	118,641	0.6	30,112,272
The Home Depot, Inc.	489,335	0.7	35,892,722
Other Securities		3.0	162,613,430

		4.3	228,618,424

Semiconductors & Semiconductor Equipment 2.0%
Intel Corp.	1,628,580	0.7	39,004,491
Other Securities		1.3	70,058,755

		2.0	109,063,246

Software & Services 9.4%
Google, Inc., Class A *	87,112	1.3	71,829,942
International Business Machines Corp.	346,340	1.3	70,147,704
Microsoft Corp.	2,479,138	1.5	82,059,468
Oracle Corp.	1,225,210	0.7	40,162,384
Visa, Inc., Class A	170,600	0.5	28,739,276
Other Securities		4.1	212,347,967

		9.4	505,286,741

Technology Hardware & Equipment 5.8%
Apple, Inc.	307,880	2.5	136,313,870
Cisco Systems, Inc.	1,737,715	0.7	36,352,998
QUALCOMM, Inc.	564,178	0.6	34,764,648
Other Securities		2.0	102,974,248

		5.8	310,405,764

Telecommunication Services 2.8%
AT&T, Inc.	1,803,977	1.3	67,576,978
Verizon Communications, Inc.	934,057	0.9	50,355,013
Other Securities		0.6	33,731,723

		2.8	151,663,714

Transportation 1.9%
Union Pacific Corp.	153,962	0.4	22,780,218
United Parcel Service, Inc., Class B	234,035	0.4	20,089,564
Other Securities		1.1	60,311,796

		1.9	103,181,578

Utilities 3.7%
Other Securities		3.7	199,290,098

Total Common Stock
(Cost $1,945,901,212)			5,352,014,793

Other Investment Company 0.2% of net assets

Money Market Fund 0.2%
Other Securities		0.2	12,912,949

Total Other Investment Company
(Cost $12,912,949)			12,912,949

	Face
Security	Amount	% of Net	Value
Rate, Maturity Date	($)	Assets	($)

Short-Term Investment 0.0% of net assets

U.S. Treasury Obligation 0.0%
Other Securities		0.0	1,886,777

Total Short-Term Investment
(Cost $1,886,777)			1,886,777

End of Investments.

	Number	% of Net	Value
Security	of Shares	Assets	($)

Collateral Invested for Securities on Loan 0.5% of net assets

State Street Institutional U.S. Government Money Market Fund	27,548,134	0.5	27,548,134

Total Collateral Invested for Securities on Loan
(Cost $27,548,134)			27,548,134

End of Collateral Invested for Securities on Loan.

At 04/30/13, tax basis cost of the fund’s investments was $1,938,996,311 and the unrealized appreciation and depreciation were $3,471,304,917 and ($43,486,709), respectively, with a net unrealized appreciation of $3,427,818,208.

For the following notes, please refer to complete schedule of holdings.

*	Non-income producing security.
(a)	Issuer is affiliated with the fund’s adviser.
(b)	All or a portion of this security is on loan.
(c)	All or a portion of this security is held as collateral for open futures contracts.
(d)	The rate shown is the purchase yield.

REIT —	Real Estate Investment Trust

22 See financial notes

 Schwab 1000 Index Fund

Portfolio Holdings (Unaudited) continued

In addition to the above, the fund held the following at 04/30/13.

		Contract	Unrealized
	Number of	Value	Gains
	Contracts	($)	($)

Futures Contract

S&P 500 Index, e-mini, Long, expires 06/21/13	175	13,931,750	476,131

The following is a summary of the inputs used to value the fund’s investments as of April 30, 2013 (see financial note 2(a) for additional information):

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Common Stock[1]	$5,352,014,793	$—	$—	$5,352,014,793
Other Investment Company[1]	12,912,949	—	—	12,912,949
Short-Term Investment[1]	—	1,886,777	—	1,886,777

Total	$5,364,927,742	$1,886,777	$—	$5,366,814,519

Other Financial Instruments
Collateral Invested for Securities on Loan	$27,548,134	$—	$—	$27,548,134
Futures Contract[2]	476,131	—	—	476,131

[1]	As categorized in complete schedule of holdings.
[2]	Futures contracts are not included in Investments and are valued at unrealized appreciation or depreciation.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

	Balance		Change in					Balance
	as of	Realized	Unrealized			Gross	Gross	as of
	October 31,	Gains	Gains	Gross	Gross	Transfers	Transfers	April 30,
Investments in Securities	2012	(Losses)	(Losses)	Purchases	Sales	in	out	2013

Common Stock	$64,997	$3,754	($4,047)	$—	($64,704)	$—	$—	$—

Total	$64,997	$3,754	($4,047)	$—	($64,704)	$—	$—	$—

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended April 30, 2013.

See financial notes 23

 Schwab 1000 Index Fund

Statement of
Assets and Liabilities
As of April 30, 2013; unaudited

Assets

Investments in affiliated issuers, at value (cost $1,803,228)		$6,225,422
Investments in unaffiliated issuers, at value (cost $1,958,897,710) including securities on loan of $29,184,865	+	5,360,589,097

Total investments, at value (cost $1,960,700,938)		5,366,814,519
Collateral invested for securities on loan		27,548,134
Receivables:
Investments sold		9,513
Dividends		4,683,935
Fund shares sold		2,511,546
Income from securities on loan		65,208
Due from broker for futures		35,000
Foreign tax reclaims		8,273
Interest		200
Prepaid expenses	+	79,629

Total assets		5,401,755,957

Liabilities

Collateral held for securities on loan		27,548,134
Payables:
Investment adviser and administrator fees		79,881
Shareholder service fees		46,824
Fund shares redeemed		3,041,835
Accrued expenses	+	163,570

Total liabilities		30,880,244

Net Assets

Total assets		5,401,755,957
Total liabilities	−	30,880,244

Net assets		$5,370,875,713

Net Assets by Source
Capital received from investors		1,835,394,954
Net investment income not yet distributed		24,282,174
Net realized capital gains		102,604,607
Net unrealized capital gains		3,408,593,978

Net Asset Value (NAV)

		Shares
Net Assets	÷	Outstanding	=	NAV
$5,370,875,713		123,848,216		$43.37

24 See financial notes

 Schwab 1000 Index Fund

Statement of
Operations
For the period November 1, 2012 through April 30, 2013; unaudited

Investment Income

Dividends received from affiliated issuer		$44,048
Dividends received from unaffiliated issuers (net of foreign withholding taxes of $64,905)		58,322,420
Interest		2,641
Securities on loan	+	449,311

Total investment income		58,818,420

Expenses

Investment adviser and administrator fees		5,685,549
Shareholder service fees		2,432,961
Shareholder reports		84,195
Portfolio accounting fees		72,833
Transfer agent fees		60,125
Custodian fees		50,723
Professional fees		32,251
Trustees’ fees		23,305
Registration fees		21,096
Interest expense		676
Other expenses	+	56,544

Total expenses		8,520,258
Expense reduction by CSIM and its affiliates	−	1,271,867
Custody credits	−	27

Net expenses	−	7,248,364

Net investment income		51,570,056

Realized and Unrealized Gains (Losses)

Net realized gains on investments		78,490,688
Net realized gains on futures contracts	+	747,715

Net realized gains		79,238,403
Net unrealized gains on affiliated issuer		1,240,679
Net unrealized gains on unaffiliated investments		564,958,366
Net unrealized gains on futures contracts	+	1,141,421

Net unrealized gains	+	567,340,466

Net realized and unrealized gains		646,578,869

Increase in net assets resulting from operations		$698,148,925

See financial notes 25

 Schwab 1000 Index Fund

Statement of
Changes in Net Assets
For the current and prior report periods
Figures for the current period are unaudited

Operations

11/1/12-4/30/13			11/1/11-10/31/12
Net investment income		$51,570,056	$87,953,893
Net realized gains		79,238,403	196,881,889
Net unrealized gains	+	567,340,466	349,793,722

Increase in net assets from operations		698,148,925	634,629,504

Distributions to Shareholders

Distributions from net investment income		(96,597,152)	(86,671,033)
Distributions from net realized gains	+	(197,828,775)	(183,283,175)

Total distributions		($294,425,927)	($269,954,208)

Transactions in Fund Shares

		11/1/12-4/30/13		11/1/11-10/31/12
		SHARES	VALUE	SHARES	VALUE
Shares sold		5,165,461	$208,551,948	6,643,918	$254,453,021
Shares reinvested		6,695,843	255,781,218	6,777,525	235,112,352
Shares redeemed	+	(8,505,566)	(345,178,048)	(14,504,214)	(557,797,536)

Net transactions in fund shares		3,355,738	$119,155,118	(1,082,771)	($68,232,163)

Shares Outstanding and Net Assets

		11/1/12-4/30/13		11/1/11-10/31/12
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		120,492,478	$4,847,997,597	121,575,249	$4,551,554,464
Total increase or decrease	+	3,355,738	522,878,116	(1,082,771)	296,443,133

End of period		123,848,216	$5,370,875,713	120,492,478	$4,847,997,597

Net investment income not yet distributed			$24,282,174		$69,309,270

26 See financial notes

Schwab Small-Cap Index Fund®

Financial Statements

Financial Highlights

	11/1/12–		11/1/11–	11/1/10–	11/1/09–	11/1/08–		11/1/07–
	4/30/13*		10/31/12	10/31/11	10/31/10	10/31/09[1]		10/31/08

Per-Share Data ($)

Net asset value at beginning of period	21.26		20.55	19.18	15.14	13.85		25.35

Income (loss) from investment operations:
Net investment income (loss)	0.27	[2]	0.33 [2]	0.25 [2]	0.22 [2]	0.18	[2]	0.33 [2]
Net realized and unrealized gains (losses)	3.10		1.89	1.37	3.97	1.40		(7.89)

Total from investment operations	3.37		2.22	1.62	4.19	1.58		(7.56)
Less distributions:
Distributions from net investment income	(0.50)		(0.35)	(0.20)	(0.15)	(0.29)		(0.32)
Distributions from net realized gains	(0.50)		(1.16)	(0.05)	—	—		(3.62)

Total distributions	(1.00)		(1.51)	(0.25)	(0.15)	(0.29)		(3.94)

Net asset value at end of period	23.63		21.26	20.55	19.18	15.14		13.85

Total return (%)	16.55	[3]	11.87	8.45	27.85	11.98		(34.48)

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.17	[4]	0.17	0.19	0.19	0.28	[5]	0.42
Gross operating expenses	0.21	[4]	0.21	0.19	0.20	0.33		0.42
Net investment income (loss)	2.43	[4]	1.63	1.18	1.23	1.41		1.78
Portfolio turnover rate	2	[3]	41 [6]	26	33	26		64
Net assets, end of period ($ x 1,000,000)	1,968		1,675	1,502	1,406	1,142		628

* Unaudited.

1 Effective August 21, 2009, the Investor Share class and the Select Share class were combined into a single class of shares of the fund. The financial history as shown in the financial highlights is that of the former Select Shares.
2 Calculated based on the average shares outstanding during the period.
3 Not annualized.
4 Annualized.
5 Effective May 5, 2009, the net operating expense limitation was lowered. The ratio presented for period ended 10/31/09 is a blended ratio.
6 Portfolio turnover rate increase was mainly the result of trading activities in connection with the change in primary benchmark index effective December 14, 2011.

See financial notes 27

 Schwab Small-Cap Index Fund

Portfolio Holdings as of April 30, 2013 (Unaudited)

This section shows the fund’s 50 largest portfolio holdings in unaffiliated issuers and any holdings exceeding 1% of the fund’s total net assets as of the report date and any affiliated issuers. The remaining securities held by the fund are grouped as “Other Securities” in each category. You can request a complete schedule of portfolio holdings as of the report date, free of charge, by calling Schwab Funds® at 1-800-435-4000. This complete schedule, filed on the fund’s Form N-CSR, is also available on the SEC’s website at http://www.sec.gov.

In addition, the fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. A copy of the fund’s most recently filed quarterly schedule of portfolio holdings, included on the fund’s Form N-CSR (with respect to the fund’s second and fourth fiscal quarters) or Form N-Q (with respect to the fund’s first and third fiscal quarters), is available by visiting the fund’s website at www.schwabfunds.com/prospectus.

			Cost	Value
Holdings by Category			($)	($)

97.7%		Common Stock	1,425,295,460	1,923,145,535
0.0%		Rights	—	—
0.0%		Warrants	—	2,758
2.5%		Short-Term Investments	48,008,019	48,008,019

100.2%		Total Investments	1,473,303,479	1,971,156,312
4.5%		Collateral Invested for Securities on Loan	89,167,306	89,167,306
(4	.7)%	Other Assets and Liabilities, Net		(92,666,074)

100.0%		Net Assets		1,967,657,544

	Number	% of Net	Value
Security	of Shares	Assets	($)

Common Stock 97.7% of net assets

Automobiles & Components 0.9%
Other Securities		0.9	17,762,736

Banks 7.9%
Firstmerit Corp.	240,515	0.2	4,120,022
Ocwen Financial Corp. *	153,800	0.3	5,626,004
Other Securities		7.4	145,774,594

		7.9	155,520,620

Capital Goods 8.6%
A.O. Smith Corp.	56,395	0.2	4,253,875
Acuity Brands, Inc.	60,900	0.2	4,443,264
Hexcel Corp. *	144,183	0.2	4,397,581
Middleby Corp. *	26,752	0.2	4,001,564
Teledyne Technologies, Inc. *	53,300	0.2	4,000,698
Other Securities		7.6	147,433,164

		8.6	168,530,146

Commercial & Professional Supplies 3.2%
Other Securities		3.2	64,062,815

Consumer Durables & Apparel 3.0%
Brunswick Corp.	127,800	0.2	4,046,148
Other Securities		2.8	55,959,392

		3.0	60,005,540

Consumer Services 4.3%
Domino’s Pizza, Inc.	83,979	0.2	4,635,641
Six Flags Entertainment Corp.	52,100	0.2	3,796,527
Other Securities		3.9	75,403,488

		4.3	83,835,656

Diversified Financials 3.5%
Other Securities		3.5	68,461,442

Energy 5.7%
Dril-Quip, Inc. *	57,900	0.2	4,846,809
Gulfport Energy Corp. *	109,000	0.3	5,688,710
Lufkin Industries, Inc.	48,390	0.2	4,272,353
Oasis Petroleum, Inc. *	114,300	0.2	3,912,489
Other Securities		4.8	94,500,716

		5.7	113,221,077

Food & Staples Retailing 1.1%
Other Securities		1.1	21,923,117

Food, Beverage & Tobacco 1.9%
Other Securities		1.9	37,786,982

Health Care Equipment & Services 6.1%
athenahealth, Inc. *	51,700	0.3	4,976,642
HealthSouth Corp. *	139,000	0.2	3,822,500
Other Securities		5.6	112,160,115

		6.1	120,959,257

Household & Personal Products 0.6%
Other Securities		0.6	10,986,228

Insurance 2.5%
Alterra Capital Holdings Ltd.	124,300	0.2	4,045,965
First American Financial Corp.	154,000	0.2	4,122,580
Other Securities		2.1	40,459,788

		2.5	48,628,333

Materials 4.9%
Axiall Corp.	99,400	0.3	5,213,530
Eagle Materials, Inc.	70,190	0.2	4,755,372
Other Securities		4.4	87,425,166

		4.9	97,394,068

Media 1.4%
Other Securities		1.4	27,152,033

Pharmaceuticals, Biotechnology & Life Sciences 6.0%
Alkermes plc *	177,542	0.3	5,434,561
Cubist Pharmaceuticals, Inc. *	91,832	0.2	4,216,925

28 See financial notes

 Schwab Small-Cap Index Fund

Portfolio Holdings (Unaudited) continued

	Number	% of Net	Value
Security	of Shares	Assets	($)
Pharmacyclics, Inc. *	82,200	0.3	6,699,300
Seattle Genetics, Inc. *	137,798	0.3	5,091,636
Other Securities		4.9	96,510,543

		6.0	117,952,965

Real Estate 9.4%
Healthcare Realty Trust, Inc.	126,681	0.2	3,802,964
Highwoods Properties, Inc.	113,600	0.2	4,661,008
Invesco Mortgage Capital, Inc.	193,200	0.2	4,134,480
Omega Healthcare Investors, Inc.	160,300	0.3	5,269,061
RLJ Lodging Trust	175,500	0.2	4,043,520
Starwood Property Trust, Inc.	238,200	0.3	6,548,118
The Geo Group, Inc.	103,180	0.2	3,864,091
Two Harbors Investment Corp.	512,200	0.3	6,136,156
Other Securities		7.5	146,560,311

		9.4	185,019,709

Retailing 4.3%
Cabela’s, Inc. *	67,836	0.2	4,355,071
Other Securities		4.1	79,541,489

		4.3	83,896,560

Semiconductors & Semiconductor Equipment 3.4%
Cymer, Inc. *	44,365	0.2	4,647,678
First Solar, Inc. *	86,300	0.2	4,018,128
Other Securities		3.0	58,204,696

		3.4	66,870,502

Software & Services 7.7%
Aspen Technology, Inc. *	135,400	0.2	4,126,992
CommVault Systems, Inc. *	64,200	0.2	4,721,268
CoStar Group, Inc. *	40,375	0.2	4,377,054
MAXIMUS, Inc.	49,348	0.2	3,932,542
PTC, Inc. *	173,200	0.2	4,158,532
Ultimate Software Group, Inc. *	41,000	0.2	3,960,190
WEX, Inc. *	55,976	0.2	4,241,861
Other Securities		6.3	121,454,622

		7.7	150,973,061

Technology Hardware & Equipment 4.7%
3D Systems Corp. (c)*	111,300	0.2	4,256,112
Other Securities		4.5	88,200,141

		4.7	92,456,253

Telecommunication Services 0.7%
Other Securities		0.7	13,033,246

Transportation 2.5%
Alaska Air Group, Inc. *	101,700	0.3	6,268,788
Avis Budget Group, Inc. *	151,900	0.2	4,380,796
Genesee & Wyoming, Inc., Class A *	63,700	0.3	5,427,240
Old Dominion Freight Line, Inc. *	103,424	0.2	3,981,824
US Airways Group, Inc. (c)*	233,600	0.2	3,947,840
Other Securities		1.3	26,331,902

		2.5	50,338,390

Utilities 3.4%
Cleco Corp.	88,300	0.2	4,372,616
Other Securities		3.2	62,002,183

		3.4	66,374,799

Total Common Stock
(Cost $1,425,295,460)			1,923,145,535

Rights 0.0% of net assets

Pharmaceuticals, Biotechnology & Life Sciences 0.0%
Other Securities		0.0	—

Total Rights
(Cost $—)			—

Warrants 0.0% of net assets

Energy 0.0%
Other Securities		0.0	2,758

Total Warrants
(Cost $—)			2,758

	Face
Security	Amount	% of Net	Value
Rate, Maturity Date	($)	Assets	($)

Short-Term Investments 2.5% of net assets

Time Deposit 2.3%
DNB
0.03%, 05/01/13	45,606,267	2.3	45,606,267

U.S. Treasury Obligations 0.2%
Other Securities		0.2	2,401,752

Total Short-Term Investments
(Cost $48,008,019)			48,008,019

End of Investments.

	Number	% of Net	Value
Security	of Shares	Assets	($)

Collateral Invested for Securities on Loan 4.5% of net assets

Wells Fargo Advantage Government Money Market Fund	89,167,306	4.5	89,167,306

Total Collateral Invested for Securities on Loan
(Cost $89,167,306)			89,167,306

End of Collateral Invested for Securities on Loan.

At 04/30/13 tax basis cost of the fund’s investments was $1,479,083,260 and the unrealized appreciation and

See financial notes 29

 Schwab Small-Cap Index Fund

Portfolio Holdings (Unaudited) continued

depreciation were $611,940,951 and ($119,867,899), respectively, with a net unrealized appreciation of $492,073,052.

For the following notes, please refer to complete schedule of holdings.

*	Non-income producing security.
(a)	Fair-valued by management in accordance with procedures approved by the Board of Trustees.
(b)	Illiquid security. At the period end, the value of these amounted to $2,758 or 0.0% of net assets.
(c)	All or a portion of this security is on loan.
(d)	All or a portion of this security is held as collateral for open futures contracts.
(e)	The rate shown is the purchase yield.

REIT —	Real Estate Investment Trust

In addition to the above, the fund held the following at 04/30/13.

		Contract	Unrealized
	Number of	Value	Gains
	Contracts	($)	($)

Futures Contract

Russell 2000 Index, mini, Long, expires 06/21/13	450	42,529,500	651,224

The following is a summary of the inputs used to value the fund’s investments as of April 30, 2013 (see financial note 2(a) for additional information):

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Common Stock[1]	$1,923,145,535	$—	$—	$1,923,145,535
Rights[1]	—	—	—	—
Warrants[1]	2,758	—	—	2,758
Short-Term Investments[1]	—	48,008,019	—	48,008,019

Total	$1,923,148,293	$48,008,019	$—	$1,971,156,312

Other Financial Instruments
Collateral Invested for Securities on Loan	$89,167,306	$—	$—	$89,167,306
Futures Contract[2]	651,224	—	—	651,224

[1]	As categorized in complete schedule of holdings.
[2]	Futures contracts are not included in Investments and are valued at unrealized appreciation or depreciation.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

	Balance		Change in					Balance
	as of	Realized	Unrealized			Gross	Gross	as of
	October 31,	Gains	Gains	Gross	Gross	Transfers	Transfers	April 30,
Investments in Securities	2012	(Losses)	(Losses)	Purchases	Sales	in	out	2013

Common Stock	$319,479	$—	($202,848)	$—	($116,631)	$—	$—	$—

Total	$319,479	$—	($202,848)	$—	($116,631)	$—	$—	$—

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended April 30, 2013.

30 See financial notes

 Schwab Small-Cap Index Fund

Statement of
Assets and Liabilities
As of April 30, 2013; unaudited

Assets

Investments, at value (cost $1,473,303,479) including securities on loan of $87,283,125		$1,971,156,312
Collateral invested for securities on loan		89,167,306
Receivables:
Investments sold		713,676
Fund shares sold		3,164,436
Dividends		738,979
Income from securities on loan		389,448
Due from broker for futures		271,598
Interest		38
Prepaid expenses	+	22,897

Total assets		2,065,624,690

Liabilities

Collateral held for securities on loan		89,167,306
Payables:
Investments bought		7,645,357
Investment adviser and administrator fees		19,138
Shareholder service fees		3,632
Fund shares redeemed		900,434
Accrued expenses	+	231,279

Total liabilities		97,967,146

Net Assets

Total assets		2,065,624,690
Total liabilities	−	97,967,146

Net assets		$1,967,657,544

Net Assets by Source
Capital received from investors		1,445,086,242
Net investment income not yet distributed		4,607,674
Net realized capital gains		16,574,377
Net unrealized capital gains		501,389,251

Net Asset Value (NAV)

		Shares
Net Assets	÷	Outstanding	=	NAV
$1,967,657,544		83,260,768		$23.63

See financial notes 31

 Schwab Small-Cap Index Fund

Statement of
Operations
For the period November 1, 2012 through April 30, 2013; unaudited

Investment Income

Dividends (net of foreign withholding taxes of $18,188)		$21,121,204
Interest		7,865
Securities on loan	+	2,260,372

Total investment income		23,389,441

Expenses

Investment adviser and administrator fees		1,350,752
Shareholder service fees		176,498
Index fee		99,741
Portfolio accounting fees		46,233
Shareholder reports		40,378
Transfer agent fees		35,300
Professional fees		30,531
Custodian fees		29,023
Registration fees		22,457
Trustees’ fees		8,044
Other expenses	+	19,235

Total expenses		1,858,192
Expense reduction by CSIM and its affiliates	−	327,340

Net expenses	−	1,530,852

Net investment income		21,858,589

Realized and Unrealized Gains (Losses)

Net realized gains on investments		14,513,909
Net realized gains on futures contracts		6,163,739
Net realized losses on foreign currency transactions	+	(196)

Net realized gains		20,677,452
Net unrealized gains on investments		233,291,347
Net unrealized gains on futures contracts		2,001,346
Net unrealized gains on foreign currency translations	+	23

Net unrealized gains	+	235,292,716

Net realized and unrealized gains		255,970,168

Increase in net assets resulting from operations		$277,828,757

32 See financial notes

 Schwab Small-Cap Index Fund

Statement of
Changes in Net Assets
For the current and prior report periods
Figures for the current period are unaudited

Operations

11/1/12-4/30/13			11/1/11-10/31/12
Net investment income		$21,858,589	$25,899,729
Net realized gains		20,677,452	42,756,059
Net unrealized gains	+	235,292,716	105,693,799

Increase in net assets from operations		277,828,757	174,349,587

Distributions to Shareholders

Distributions from net investment income		(39,112,389)	(25,652,389)
Distributions from net realized gains	+	(39,238,431)	(84,544,390)

Total distributions		($78,350,820)	($110,196,779)

Transactions in Fund Shares

		11/1/12-4/30/13		11/1/11-10/31/12
		SHARES	VALUE	SHARES	VALUE
Shares sold		8,874,007	$197,010,561	13,103,409	$271,438,282
Shares reinvested		3,540,194	72,432,373	5,456,861	101,552,188
Shares redeemed	+	(7,924,813)	(176,004,829)	(12,880,545)	(264,077,786)

Net transactions in fund shares		4,489,388	$93,438,105	5,679,725	$108,912,684

Shares Outstanding and Net Assets

		11/1/12-4/30/13		11/1/11-10/31/12
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		78,771,380	$1,674,741,502	73,091,655	$1,501,676,010
Total increase	+	4,489,388	292,916,042	5,679,725	173,065,492

End of period		83,260,768	$1,967,657,544	78,771,380	$1,674,741,502

Net investment income not yet distributed			$4,607,674		$21,861,474

See financial notes 33

Schwab Total Stock Market Index Fund®

Financial Statements

Financial Highlights

	11/1/12–		11/1/11–	11/1/10–	11/1/09–	11/1/08–	11/1/07–
	4/30/13*		10/31/12	10/31/11	10/31/10	10/31/09[1]	10/31/08

Per-Share Data ($)

Net asset value at beginning of period	25.80		22.92	21.57	18.50	17.08	27.04

Income (loss) from investment operations:
Net investment income (loss)	0.30		0.47	0.41	0.37	0.24	0.40
Net realized and unrealized gains (losses)	3.51		2.83	1.33	3.02	1.55	(9.93)

Total from investment operations	3.81		3.30	1.74	3.39	1.79	(9.53)
Less distributions:
Distributions from net investment income	(0.54)		(0.42)	(0.39)	(0.32)	(0.37)	(0.37)
Distributions from net realized gains	—		—	—	—	—	(0.06)

Total distributions	(0.54)		(0.42)	(0.39)	(0.32)	(0.37)	(0.43)

Net asset value at end of period	29.07		25.80	22.92	21.57	18.50	17.08

Total return (%)	15.07	[2]	14.71	8.14	18.53	10.92	(35.76)

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.09	[3]	0.09	0.09	0.09	0.21 [4]	0.38
Gross operating expenses	0.10	[3]	0.10	0.11	0.11	0.28	0.38
Net investment income (loss)	2.25	[3]	2.02	1.79	1.85	2.02	1.71
Portfolio turnover rate	1	[2]	3	1	3	5	1
Net assets, end of period ($ x 1,000,000)	2,703		2,240	1,747	1,470	1,205	585

* Unaudited.

1 Effective September 18, 2009, the Investor Share class and the Select Share class were combined into a single class of shares of the fund. The financial history as shown in the financial highlights is that of the former Select Shares.
2 Not annualized.
3 Annualized.
4 Effective May 5, 2009, the net operating expense limitation was lowered. The ratio presented for period ended 10/31/09 is a blended ratio.

34 See financial notes

 Schwab Total Stock Market Index Fund

Portfolio Holdings as of April 30, 2013 (Unaudited)

This section shows the fund’s 50 largest portfolio holdings in unaffiliated issuers and any holdings exceeding 1% of the fund’s total net assets as of the report date and any affiliated issuers. The remaining securities held by the fund are grouped as “Other Securities” in each category. You can request a complete schedule of portfolio holdings as of the report date, free of charge, by calling Schwab Funds® at 1-800-435-4000. This complete schedule, filed on the fund’s Form N-CSR, is also available on the SEC’s website at http://www.sec.gov.

In addition, the fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. A copy of the fund’s most recently filed quarterly schedule of portfolio holdings, included on the fund’s Form N-CSR (with respect to the fund’s second and fourth fiscal quarters) or Form N-Q (with respect to the fund’s first and third fiscal quarters), is available by visiting the fund’s website at www.schwabfunds.com/prospectus.

			Cost	Value
Holdings by Category			($)	($)

98.0%		Common Stock	1,813,770,978	2,648,285,384
0.0%		Rights	—	—
0.0%		Warrants	—	4
1.8%		Short-Term Investments	49,546,906	49,546,906

99.8%		Total Investments	1,863,317,884	2,697,832,294
0.7%		Collateral Invested for Securities on Loan	19,140,972	19,140,972
(0	.5)%	Other Assets and Liabilities, Net		(14,184,574)

100.0%		Net Assets		2,702,788,692

	Number	% of Net	Value
Security	of Shares	Assets	($)

Common Stock 98.0% of net assets

Automobiles & Components 1.0%
Other Securities		1.0	26,748,280

Banks 3.2%
U.S. Bancorp	280,531	0.3	9,336,072
Wells Fargo & Co.	740,406	1.0	28,120,620
Other Securities		1.9	49,249,647

		3.2	86,706,339

Capital Goods 7.7%
3M Co.	96,000	0.4	10,052,160
General Electric Co.	1,567,266	1.3	34,934,359
The Boeing Co.	102,600	0.3	9,378,666
United Technologies Corp.	127,068	0.4	11,600,038
Other Securities		5.3	141,055,157

		7.7	207,020,380

Commercial & Professional Supplies 1.1%
Other Securities		1.1	28,739,521

Consumer Durables & Apparel 1.5%
Other Securities		1.5	41,657,098

Consumer Services 2.2%
McDonald’s Corp.	151,109	0.6	15,434,273
Other Securities		1.6	43,192,404

		2.2	58,626,677

Diversified Financials 5.8%
American Express Co.	145,250	0.4	9,936,552
Bank of America Corp.	1,623,056	0.7	19,979,819
Citigroup, Inc.	458,028	0.8	21,371,586
JPMorgan Chase & Co.	576,844	1.0	28,271,124
The Charles Schwab Corp. (b)	163,626	0.1	2,775,097
The Goldman Sachs Group, Inc.	65,900	0.4	9,626,013
Other Securities		2.4	64,799,078

		5.8	156,759,269

Energy 9.6%
Chevron Corp.	292,839	1.3	35,729,286
ConocoPhillips	184,923	0.4	11,178,595
Exxon Mobil Corp.	675,334	2.2	60,097,973
Occidental Petroleum Corp.	120,920	0.4	10,793,319
Schlumberger Ltd.	200,160	0.6	14,897,909
Other Securities		4.7	127,350,663

		9.6	260,047,745

Food & Staples Retailing 2.0%
CVS Caremark Corp.	185,990	0.4	10,820,898
Wal-Mart Stores, Inc.	252,100	0.7	19,593,212
Other Securities		0.9	24,957,898

		2.0	55,372,008

Food, Beverage & Tobacco 5.3%
Altria Group, Inc.	302,100	0.4	11,029,671
PepsiCo, Inc.	232,558	0.7	19,179,058
Philip Morris International, Inc.	248,400	0.9	23,744,556
The Coca-Cola Co.	577,900	0.9	24,462,507
Other Securities		2.4	64,786,485

		5.3	143,202,277

Health Care Equipment & Services 4.3%
Other Securities		4.3	115,156,356

Household & Personal Products 2.1%
The Procter & Gamble Co.	411,715	1.2	31,607,361
Other Securities		0.9	24,282,746

		2.1	55,890,107

Insurance 4.2%
Berkshire Hathaway, Inc., Class B *	274,874	1.1	29,224,604
Other Securities		3.1	83,186,548

		4.2	112,411,152

See financial notes 35

 Schwab Total Stock Market Index Fund

Portfolio Holdings (Unaudited) continued

	Number	% of Net	Value
Security	of Shares	Assets	($)

Materials 3.7%
Other Securities		3.7	100,084,126

Media 3.4%
Comcast Corp., Class A	398,904	0.6	16,474,735
News Corp., Class A	300,850	0.3	9,317,324
The Walt Disney Co.	272,093	0.6	17,098,324
Other Securities		1.9	49,408,255

		3.4	92,298,638

Pharmaceuticals, Biotechnology & Life Sciences 7.8%
AbbVie, Inc.	238,205	0.4	10,969,340
Amgen, Inc.	112,768	0.4	11,751,553
Bristol-Myers Squibb Co.	246,250	0.4	9,781,050
Gilead Sciences, Inc. *	229,980	0.4	11,646,187
Johnson & Johnson	421,270	1.3	35,904,842
Merck & Co., Inc.	455,570	0.8	21,411,790
Pfizer, Inc.	1,083,501	1.2	31,497,374
Other Securities		2.9	78,585,200

		7.8	211,547,336

Real Estate 3.9%
Other Securities		3.9	106,915,186

Retailing 4.2%
Amazon.com, Inc. *	54,800	0.5	13,908,788
The Home Depot, Inc.	225,370	0.6	16,530,889
Other Securities		3.1	83,382,812

		4.2	113,822,489

Semiconductors & Semiconductor Equipment 2.1%
Intel Corp.	746,932	0.7	17,889,021
Other Securities		1.4	37,948,075

		2.1	55,837,096

Software & Services 9.1%
Google, Inc., Class A *	40,265	1.2	33,201,311
International Business Machines Corp.	157,910	1.2	31,983,091
Microsoft Corp.	1,136,250	1.4	37,609,875
Oracle Corp.	556,549	0.7	18,243,676
Visa, Inc., Class A	77,800	0.5	13,106,188
Other Securities		4.1	111,280,711

		9.1	245,424,852

Technology Hardware & Equipment 5.7%
Apple, Inc.	141,600	2.3	62,693,400
Cisco Systems, Inc.	803,609	0.6	16,811,500
QUALCOMM, Inc.	259,000	0.6	15,959,580
Other Securities		2.2	58,857,666

		5.7	154,322,146

Telecommunication Services 2.6%
AT&T, Inc.	827,756	1.1	31,007,740
Verizon Communications, Inc.	430,772	0.9	23,222,919
Other Securities		0.6	16,985,786

		2.6	71,216,445

Transportation 1.9%
Union Pacific Corp.	70,900	0.4	10,490,364
Other Securities		1.5	40,456,031

		1.9	50,946,395

Utilities 3.6%
Other Securities		3.6	97,533,466

Total Common Stock
(Cost $1,813,770,978)			2,648,285,384

Rights 0.0% of net assets

Pharmaceuticals, Biotechnology & Life Sciences 0.0%
Other Securities		0.0	—

Total Rights
(Cost $—)			—

Warrants 0.0% of net assets

Energy 0.0%
Other Securities		0.0	4

Total Warrants
(Cost $—)			4

	Face
Security	Amount	% of Net	Value
Rate, Maturity Date	($)	Assets	($)

Short-Term Investments 1.8% of net assets

Time Deposit 1.7%
Bank of Tokyo-Mitsubishi UFJ
0.03%, 05/01/13	46,397,197	1.7	46,397,197

U.S. Treasury Obligation 0.1%
Other Securities		0.1	3,149,709

Total Short-Term Investments
(Cost $49,546,906)			49,546,906

End of Investments.

	Number	% of Net	Value
Security	of Shares	Assets	($)

Collateral Invested for Securities on Loan 0.7% of net assets

Wells Fargo Advantage Government Money Market Fund	19,140,972	0.7	19,140,972

Total Collateral Invested for Securities on Loan
(Cost $19,140,972)			19,140,972

End of Collateral Invested for Securities on Loan.

36 See financial notes

 Schwab Total Stock Market Index Fund

Portfolio Holdings (Unaudited) continued

At 04/30/13 tax basis cost of the fund’s investments was $1,877,499,703 and the unrealized appreciation and depreciation were $931,961,728 and ($111,629,137), respectively, with a net unrealized appreciation of $820,332,591.

For the following notes, please refer to complete schedule of holdings.

*	Non-income producing security.
(a)	Fair-valued by management in accordance with procedures approved by the Board of Trustees.
(b)	Issuer is affiliated with the fund’s adviser.
(c)	Illiquid security. At the period end, the value of these amounted to $4 or 0.0% of net assets.
(d)	All or a portion of this security is on loan.
(e)	All or a portion of this security is held as collateral for open futures contracts.
(f)	The rate shown is the purchase yield.

REIT —	Real Estate Investment Trust

In addition to the above, the fund held the following at 04/30/13.

		Contract	Unrealized
	Number of	Value	Gains
	Contracts	($)	($)

Futures Contracts

Russell 2000 Index, mini, Long, expires 06/21/13	65	6,143,150	89,586
S&P 500 Index, e-mini, Long, expires 06/21/13	550	43,785,500	1,393,351

Net unrealized gains			1,482,937

The following is a summary of the inputs used to value the fund’s investments as of April 30, 2013 (see financial note 2(a) for additional information):

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Common Stock[1]	$2,648,285,384	$—	$—	$2,648,285,384
Rights[1]	—	—	—	—
Warrants[1]	4	—	—	4
Short-Term Investments[1]	—	49,546,906	—	49,546,906

Total	$2,648,285,388	$49,546,906	$—	$2,697,832,294

Other Financial Instruments
Collateral Invested for Securities on Loan	$19,140,972	$—	$—	$19,140,972
Futures Contracts[2]	1,482,937	—	—	1,482,937

[1]	As categorized in complete schedule of holdings.
[2]	Futures contracts are not included in Investments and are valued at unrealized appreciation or depreciation.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

	Balance		Change in					Balance
	as of	Realized	Unrealized			Gross	Gross	as of
	October 31,	Gains	Gains	Gross	Gross	Transfers	Transfers	April 30,
Investments in Securities	2012	(Losses)	(Losses)	Purchases	Sales	in	out	2013

Common Stock	$86,391	$966	($30,585)	$—	($56,772)	$—	$—	$—

Total	$86,391	$966	($30,585)	$—	($56,772)	$—	$—	$—

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended April 30, 2013.

See financial notes 37

 Schwab Total Stock Market Index Fund

Statement of
Assets and Liabilities
As of April 30, 2013; unaudited

Assets

Investments in affiliated issuers, at value (cost $3,006,243)		$2,775,097
Investments in unaffiliated issuers, at value (cost $1,860,311,641) including securities on loan of $18,739,170	+	2,695,057,197

Total investments, at value (cost $1,863,317,884)		2,697,832,294
Collateral invested for securities on loan		19,140,972
Receivables:
Investments sold		46,329
Fund shares sold		4,384,550
Dividends		2,189,509
Due from broker for futures		141,673
Income from securities on loan		70,561
Foreign tax reclaims		3,631
Interest		39
Prepaid expenses	+	24,491

Total assets		2,723,834,049

Liabilities

Collateral held for securities on loan		19,140,972
Payables:
Investments bought		348,569
Investment adviser and administrator fees		11,999
Shareholder service fees		5,181
Fund shares redeemed		1,488,931
Accrued expenses	+	49,705

Total liabilities		21,045,357

Net Assets

Total assets		2,723,834,049
Total liabilities	−	21,045,357

Net assets		$2,702,788,692

Net Assets by Source
Capital received from investors		1,866,685,791
Net investment income not yet distributed		12,565,559
Net realized capital losses		(13,532,495)
Net unrealized capital gains		837,069,837

Net Asset Value (NAV)

		Shares
Net Assets	÷	Outstanding	=	NAV
$2,702,788,692		92,974,812		$29.07

38 See financial notes

 Schwab Total Stock Market Index Fund

Statement of
Operations
For the period November 1, 2012 through April 30, 2013; unaudited

Investment Income

Dividends received from affiliated issuer		$19,071
Dividends received from unaffiliated issuers (net of foreign withholding taxes of $26,922)		27,970,886
Interest		8,773
Securities on loan	+	390,450

Total investment income		28,389,180

Expenses

Investment adviser and administrator fees		728,783
Shareholder service fees		234,376
Portfolio accounting fees		54,190
Transfer agent fees		50,814
Shareholder reports		38,009
Custodian fees		35,076
Registration fees		30,577
Professional fees		25,698
Trustees’ fees		9,839
Other expenses	+	23,783

Total expenses		1,231,145
Expense reduction by CSIM and its affiliates	−	137,970

Net expenses	−	1,093,175

Net investment income		27,296,005

Realized and Unrealized Gains (Losses)

Net realized gains on investments		1,997,509
Net realized gains on futures contracts	+	4,803,155

Net realized gains		6,800,664
Net unrealized gains on affiliated issuer		533,148
Net unrealized gains on unaffiliated investments		310,996,020
Net unrealized gains on futures contracts	+	1,984,918

Net unrealized gains	+	313,514,086

Net realized and unrealized gains		320,314,750

Increase in net assets resulting from operations		$347,610,755

See financial notes 39

 Schwab Total Stock Market Index Fund

Statement of
Changes in Net Assets
For the current and prior report periods
Figures for the current period are unaudited

Operations

11/1/12-4/30/13			11/1/11-10/31/12
Net investment income		$27,296,005	$39,674,206
Net realized gains		6,800,664	12,059,250
Net unrealized gains	+	313,514,086	211,001,775

Increase in net assets from operations		347,610,755	262,735,231

Distributions to Shareholders

Distributions from net investment income		($47,503,974)	($32,188,219)

Transactions in Fund Shares

		11/1/12-4/30/13		11/1/11-10/31/12
		SHARES	VALUE	SHARES	VALUE
Shares sold		14,524,045	$390,473,479	21,918,622	$541,100,465
Shares reinvested		1,519,219	38,800,859	1,240,438	27,500,498
Shares redeemed	+	(9,889,510)	(266,270,555)	(12,563,348)	(306,292,186)

Net transactions in fund shares		6,153,754	$163,003,783	10,595,712	$262,308,777

Shares Outstanding and Net Assets

		11/1/12-4/30/13		11/1/11-10/31/12
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		86,821,058	$2,239,678,128	76,225,346	$1,746,822,339
Total increase	+	6,153,754	463,110,564	10,595,712	492,855,789

End of period		92,974,812	$2,702,788,692	86,821,058	$2,239,678,128

Net investment income not yet distributed			$12,565,559		$32,773,528

40 See financial notes

Schwab International Index Fund®

Financial Statements

Financial Highlights

	11/1/12–		11/1/11–	11/1/10–	11/1/09–	11/1/08–	11/1/07–
	4/30/13*		10/31/12	10/31/11	10/31/10	10/31/09[1]	10/31/08

Per-Share Data ($)

Net asset value at beginning of period	16.32		16.02	17.31	16.26	13.95	25.95

Income (loss) from investment operations:
Net investment income (loss)	0.27		0.57	0.57	0.48	0.37	0.68
Net realized and unrealized gains (losses)	2.38		0.33	(1.38)	1.01	2.58	(12.13)

Total from investment operations	2.65		0.90	(0.81)	1.49	2.95	(11.45)
Less distributions:
Distributions from net investment income	(0.58)		(0.60)	(0.48)	(0.44)	(0.64)	(0.55)

Net asset value at end of period	18.39		16.32	16.02	17.31	16.26	13.95

Total return (%)	16.69	[2]	6.07	(4.83)	9.31	22.55	(45.02)

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.19	[3]	0.19	0.19	0.19	0.32 [4]	0.50
Gross operating expenses	0.23	[3]	0.23	0.21	0.22	0.41	0.54
Net investment income (loss)	3.13	[3]	3.66	3.26	2.88	2.92	3.15
Portfolio turnover rate	5	[2]	31 [5]	10	13	21	10
Net assets, end of period ($ x 1,000,000)	1,777		1,415	1,375	1,471	1,369	711

* Unaudited.

1 Effective August 21, 2009, the Investor Share class and the Select Share class were combined into a single class of shares of the fund. The financial history as shown in the financial highlights is that of the former Select Shares.
2 Not annualized.
3 Annualized.
4 Effective May 5, 2009, the net operating expense limitation was lowered. The ratio presented for period ended 10/31/09 is a blended ratio.
5 Portfolio turnover rate increase was mainly the result of trading activities in connection with the change in primary benchmark index effective December 20, 2011.

See financial notes 41

 Schwab International Index Fund

Portfolio Holdings as of April 30, 2013 (Unaudited)

This section shows the fund’s 50 largest portfolio holdings in unaffiliated issuers and any holdings exceeding 1% of the fund’s total net assets as of the report date and any affiliated issuers. The remaining securities held by the fund are grouped as “Other Securities” in each category. You can request a complete schedule of portfolio holdings as of the report date, free of charge, by calling Schwab Funds® at 1-800-435-4000. This complete schedule, filed on the fund’s Form N-CSR, is also available on the SEC’s website at http://www.sec.gov.

In addition, the fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. A copy of the fund’s most recently filed quarterly schedule of portfolio holdings, included on the fund’s Form N-CSR (with respect to the fund’s second and fourth fiscal quarters) or Form N-Q (with respect to the fund’s first and third fiscal quarters), is available by visiting the fund’s website at www.schwabfunds.com/prospectus.

			Cost	Value
Holdings by Category			($)	($)

95.9%		Common Stock	1,271,956,797	1,703,066,687
0.5%		Preferred Stock	6,648,095	9,647,033
0.0%		Rights	749,437	189,972
0.5%		Other Investment Company	8,089,400	8,671,600
2.6%		Short-Term Investments	45,804,555	45,804,555

99.5%		Total Investments	1,333,248,284	1,767,379,847
0.7%		Collateral Invested for Securities on Loan	13,249,645	13,249,645
(0	.2)%	Other Assets and Liabilities, Net		(4,092,671)

100.0%		Net Assets		1,776,536,821

	Number	% of Net	Value
Security	of Shares	Assets	($)

Common Stock 95.9% of net assets

Australia 8.9%
Australia & New Zealand Banking Group Ltd.	389,130	0.7	12,859,665
BHP Billiton Ltd.	459,710	0.9	15,454,974
Commonwealth Bank of Australia	230,333	1.0	17,556,180
National Australia Bank Ltd.	332,374	0.7	11,728,776
Westpac Banking Corp.	441,047	0.9	15,471,941
Other Securities		4.7	84,443,277

		8.9	157,514,813

Austria 0.3%
Other Securities		0.3	4,647,649

Belgium 1.1%
Anheuser-Busch InBev N.V.	114,981	0.6	11,046,285
Other Securities		0.5	8,731,979

		1.1	19,778,264

Denmark 1.1%
Novo Nordisk A/S, Class B	58,294	0.6	10,261,183
Other Securities		0.5	9,222,851

		1.1	19,484,034

Finland 0.7%
Other Securities		0.7	12,998,424

France 9.0%
BNP Paribas S.A.	143,573	0.5	8,005,328
Sanofi	170,501	1.0	18,433,806
Total S.A.	304,784	0.9	15,341,927
Other Securities		6.6	117,601,016

		9.0	159,382,077

Germany 7.4%
Allianz SE - Reg’d	65,263	0.5	9,653,737
BASF SE	131,468	0.7	12,307,057
Bayer AG - Reg’d	118,366	0.7	12,374,744
Daimler AG - Reg’d	129,861	0.4	7,200,149
SAP AG	131,865	0.6	10,512,533
Siemens AG - Reg’d	119,798	0.7	12,517,335
Other Securities		3.8	67,355,665

		7.4	131,921,220

Greece 0.1%
Other Securities		0.1	1,315,759

Hong Kong 3.0%
AIA Group Ltd.	1,724,000	0.4	7,669,139
Other Securities		2.6	45,055,423

		3.0	52,724,562

Ireland 0.2%
Other Securities		0.2	4,541,154

Israel 0.5%
Other Securities		0.5	8,471,530

Italy 2.0%
Eni S.p.A.	364,129	0.5	8,690,452
Other Securities		1.5	26,831,923

		2.0	35,522,375

Japan 21.3%
Honda Motor Co., Ltd.	233,339	0.5	9,310,801
Mitsubishi UFJ Financial Group, Inc.	1,823,909	0.7	12,374,930
Mizuho Financial Group, Inc.	3,271,434	0.4	7,198,649
Sumitomo Mitsui Financial Group, Inc.	192,246	0.5	9,086,954
Toyota Motor Corp.	394,803	1.3	22,913,505
Other Securities		17.9	317,652,667

		21.3	378,537,506

Netherlands 2.3%
Unilever N.V. CVA	233,168	0.6	9,935,601

42 See financial notes

 Schwab International Index Fund

Portfolio Holdings (Unaudited) continued

	Number	% of Net	Value
Security	of Shares	Assets	($)
Other Securities		1.7	30,537,122

		2.3	40,472,723

New Zealand 0.1%
Other Securities		0.1	2,238,130

Norway 0.8%
Other Securities		0.8	14,916,754

Portugal 0.2%
Other Securities		0.2	3,115,366

Singapore 1.7%
Other Securities		1.7	30,136,757

Spain 2.8%
Banco Bilbao Vizcaya Argentaria S.A.	779,929	0.4	7,592,270
Banco Santander S.A.	1,508,470	0.6	10,893,486
Telefonica S.A.	586,276	0.5	8,584,433
Other Securities		1.3	22,010,699

		2.8	49,080,888

Sweden 3.0%
Other Securities		3.0	53,957,470

Switzerland 8.7%
ABB Ltd. - Reg’d *	314,758	0.4	7,137,737
Nestle S.A. - Reg’d	461,587	1.9	32,916,896
Novartis AG - Reg’d	329,252	1.4	24,373,726
Roche Holding AG	100,562	1.4	25,174,730
UBS AG - Reg’d	521,220	0.5	9,297,737
Other Securities		3.1	55,293,525

		8.7	154,194,351

United Kingdom 20.7%
AstraZeneca plc	178,232	0.5	9,253,980
Barclays plc	1,664,521	0.4	7,427,885
BG Group plc	486,896	0.5	8,219,455
BHP Billiton plc	302,315	0.5	8,504,961
BP plc	2,728,786	1.1	19,773,167
British American Tobacco plc	276,577	0.9	15,332,106
Diageo plc	358,643	0.6	10,952,084
GlaxoSmithKline plc	702,732	1.0	18,131,519
HSBC Holdings plc	2,634,543	1.6	28,853,482
Rio Tinto plc	191,890	0.5	8,811,604
Royal Dutch Shell plc, A Shares	535,064	1.0	18,216,400
Royal Dutch Shell plc, B Shares	375,025	0.7	13,154,913
SABMiller plc	137,054	0.4	7,395,056
Standard Chartered plc	345,103	0.5	8,685,345
Unilever plc	183,710	0.4	7,959,548
Vodafone Group plc	7,039,947	1.2	21,480,953
Other Securities		8.9	155,962,423

		20.7	368,114,881

Total Common Stock
(Cost $1,271,956,797)			1,703,066,687

Preferred Stock 0.5% of net assets

Germany 0.5%
Other Securities		0.5	9,647,033

Total Preferred Stock
(Cost $6,648,095)			9,647,033

Rights 0.0% of net assets

Netherlands 0.0%
Other Securities		0.0	183,125

Spain 0.0%
Other Securities		0.0	6,847

Total Rights
(Cost $749,437)			189,972

Other Investment Company 0.5% of net assets

United States 0.5%
iShares MSCI EAFE Index Fund	140,000	0.5	8,671,600

Total Other Investment Company
(Cost $8,089,400)			8,671,600

	Face
Security	Amount	% of Net	Value
Rate, Maturity Date	($)	Assets	($)

Short-Term Investments 2.6% of net assets

Time Deposits 2.4%
Bank of Tokyo-Mitsubishi UFJ
0.03%, 05/01/13	42,259,898	2.4	42,259,898
Other Securities		0.1	1,024,933

		2.4	43,284,831

U.S. Treasury Obligation 0.2%
Other Securities		0.2	2,519,724

Total Short-Term Investments
(Cost $45,804,555)			45,804,555

End of Investments.

See financial notes 43

 Schwab International Index Fund

Portfolio Holdings (Unaudited) continued

	Number	% of Net	Value
Security	of Shares	Assets	($)

Collateral Invested for Securities on Loan 0.7% of net assets

Wells Fargo Advantage Government Money Market Fund	13,249,645	0.7	13,249,645

Total Collateral Invested for Securities on Loan
(Cost $13,249,645)			13,249,645

End of Collateral Invested for Securities on Loan.

At 04/30/13, the tax basis cost of the fund’s investments was $1,341,846,484 and the unrealized appreciation and depreciation were $552,055,617 and ($126,522,254), respectively, with a net unrealized appreciation of $425,533,363.

At 04/30/13, the values of certain foreign securities held by the fund aggregating $1,701,405,029 were adjusted from their closing market values in accordance with international fair valuation procedures approved by the fund’s Board of Trustees. (See financial note 2)

For the following notes, please refer to complete schedule of holdings.

*	Non-income producing security.
(a)	All or a portion of this security is on loan.
(b)	Fair-valued by management in accordance with procedures approved by the Board of Trustees.
(c)	All or a portion of this security is held as collateral for open futures contracts.
(d)	The rate shown is the purchase yield.

CDI —	CHESS Depositary Interest
CVA —	Dutch Certificate
Reg’d —	Registered
REIT —	Real Estate Investment Trust
RSP —	Risparmio (Convertible Savings Shares)
SDR —	Swedish Depositary Receipt

In addition to the above, the fund held the following at 04/30/13.

		Contract	Unrealized
	Number of	Value	Gains
	Contracts	($)	($)

Futures Contract

MSCI EAFE, e-mini, Long, expires 06/21/13	495	43,084,800	1,721,083

44 See financial notes

 Schwab International Index Fund

Portfolio Holdings (Unaudited) continued

The following is a summary of the inputs used to value the fund’s investments as of April 30, 2013 (see financial note 2(a) for additional information):

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Common Stock[1]	$—	$521,507,486	$—	$521,507,486
Australia	490,550	157,024,263	—	157,514,813
Denmark	897,760	18,586,274	—	19,484,034
France	5,301,156	154,080,921	—	159,382,077
Greece	1,015,400	300,359	—	1,315,759
Ireland	1,253,267	3,287,887	—	4,541,154
Japan	262,471	378,275,035	—	378,537,506
Netherlands	1,268,487	39,204,236	—	40,472,723
Portugal	747,974	2,367,392	—	3,115,366
Spain	22,088	49,058,800	—	49,080,888
United Kingdom	—	368,065,343	49,538	368,114,881
Preferred Stock[1]	—	9,647,033	—	9,647,033
Rights[1]	189,972	—	—	189,972
Other Investment Company[1]	8,671,600	—	—	8,671,600
Short-Term Investments[1]	—	45,804,555	—	45,804,555

Total	$20,120,725	$1,747,209,584	$49,538	$1,767,379,847

Other Financial Instruments
Collateral Invested for Securities on Loan	$13,249,645	$—	$—	$13,249,645
Futures Contract[2]	1,721,083	—	—	1,721,083

[1]	As categorized in complete schedule of holdings.
[2]	Futures contracts are not included in Investments and are valued at unrealized appreciation or depreciation.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

	Balance		Change in					Balance
	as of	Realized	Unrealized			Gross	Gross	as of
	October 31,	Gains	Gains	Gross	Gross	Transfers	Transfers	April 30,
Investments in Securities	2012	(Losses)	(Losses)	Purchases	Sales	in	out	2013

Common Stock
United Kingdom	$—	$—	$929	$48,609	$—	$—	$—	$49,538
Preferred Stock
United Kingdom	30,829	282	(361)	—	(30,750)	—	—	—

Total	$30,829	$282	$568	$48,609	($30,750)	$—	$—	$49,538

All net realized and change in unrealized gains (losses) in the table above are reflected on the accompanying Statement of Operations. The change in net unrealized gains (losses) for Level 3 investments held by the fund at April 30, 2013 was $930.

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were security transfers in the amount of $2,269,842 and $3,182,487 from Level 1 to Level 2 and from Level 2 to Level 1, respectively, for the period ended April 30, 2013. The transfers between Level 1 and Level 2 were primarily due to the use of international fair valuation by the fund. There were no transfers in or out of Level 3 securities during the period.

See financial notes 45

 Schwab International Index Fund

Statement of
Assets and Liabilities
As of April 30, 2013; unaudited

Assets

Investments, at value (cost $1,333,248,284) including securities on loan of $12,565,705		$1,767,379,847
Foreign currency, at value (cost $202)		202
Collateral invested for securities on loan		13,249,645
Receivables:
Dividends		7,384,393
Fund shares sold		2,825,308
Foreign tax reclaims		1,440,159
Income from securities on loan		157,860
Due from broker for futures		39,600
Interest		36
Prepaid expenses	+	22,532

Total assets		1,792,499,582

Liabilities

Collateral held for securities on loan		13,249,645
Payables:
Investments bought		402,373
Investment adviser and administrator fees		18,596
Shareholder service fees		3,041
Fund shares redeemed		2,110,999
Accrued expenses	+	178,107

Total liabilities		15,962,761

Net Assets

Total assets		1,792,499,582
Total liabilities	−	15,962,761

Net assets		$1,776,536,821

Net Assets by Source
Capital received from investors		1,363,370,421
Net investment income not yet distributed		9,426,289
Net realized capital losses		(32,101,202)
Net unrealized capital gains		435,841,313

Net Asset Value (NAV)

		Shares
Net Assets	÷	Outstanding	=	NAV
$1,776,536,821		96,608,278		$18.39

46 See financial notes

 Schwab International Index Fund

Statement of
Operations
For the period November 1, 2012 through April 30, 2013; unaudited

Investment Income

Dividends (net of foreign withholding taxes of $1,706,775)		$25,515,408
Interest		6,435
Securities on loan	+	291,374

Total investment income		25,813,217

Expenses

Investment adviser and administrator fees		1,167,903
Shareholder service fees		152,606
Custodian fees		142,373
Index fee		98,340
Portfolio accounting fees		51,226
Transfer agent fees		38,318
Shareholder reports		37,476
Professional fees		30,909
Registration fees		17,986
Trustees’ fees		7,236
Interest expense		154
Other expenses	+	24,732

Total expenses		1,769,259
Expense reduction by CSIM and its affiliates	−	289,762

Net expenses	−	1,479,497

Net investment income		24,333,720

Realized and Unrealized Gains (Losses)

Net realized gains on investments		1,969,861
Net realized gains on futures contracts		1,758,230
Net realized losses on foreign currency transactions	+	(171,019)

Net realized gains		3,557,072
Net unrealized gains on investments		214,252,903
Net unrealized gains on futures contracts		1,721,083
Net unrealized gains on foreign currency translations	+	69,077

Net unrealized gains	+	216,043,063

Net realized and unrealized gains		219,600,135

Increase in net assets resulting from operations		$243,933,855

See financial notes 47

 Schwab International Index Fund

Statement of
Changes in Net Assets
For the current and prior report periods
Figures for the current period are unaudited

Operations

11/1/12-4/30/13			11/1/11-10/31/12
Net investment income		$24,333,720	$49,562,359
Net realized gains		3,557,072	54,688,994
Net unrealized gains (losses)	+	216,043,063	(22,069,338)

Increase in net assets from operations		243,933,855	82,182,015

Distributions to Shareholders

Distributions from net investment income		($50,551,708)	($51,830,156)

Transactions in Fund Shares

		11/1/12-4/30/13		11/1/11-10/31/12
		SHARES	VALUE	SHARES	VALUE
Shares sold		16,013,455	$274,091,059	14,938,008	$230,299,984
Shares reinvested		2,784,477	45,581,882	3,211,483	47,080,346
Shares redeemed	+	(8,868,544)	(151,491,725)	(17,316,607)	(267,897,568)

Net transactions in fund shares		9,929,388	$168,181,216	832,884	$9,482,762

Shares Outstanding and Net Assets

		11/1/12-4/30/13		11/1/11-10/31/12
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		86,678,890	$1,414,973,458	85,846,006	$1,375,138,837
Total increase	+	9,929,388	361,563,363	832,884	39,834,621

End of period		96,608,278	$1,776,536,821	86,678,890	$1,414,973,458

Net investment income not yet distributed			$9,426,289		$35,644,277

48 See financial notes

 Schwab Equity Index Funds

Financial Notes, unaudited

1. Business Structure of the Funds:

Each of the funds discussed in this report is a series of Schwab Capital Trust, except Schwab 1000 Index Fund, which is a series of Schwab Investments. Both Schwab Capital Trust and Schwab Investments (the “trusts”) are no-load, open-end management investment companies. Each trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The list below shows all the funds in the trusts as of the end of the period, including the funds discussed in this report, which are highlighted:

Schwab Capital Trust (organized May 7, 1993)	Schwab Target 2035 Fund
Schwab S&P 500 Index Fund	Schwab Target 2040 Fund
Schwab Small-Cap Index Fund	Schwab Target 2045 Fund
Schwab Total Stock Market Index Fund	Schwab Target 2050 Fund
Schwab International Index Fund	Schwab Target 2055 Fund
Schwab MarketTrack All Equity Portfolio	Schwab Fundamental US Large Company Index Fund
Schwab MarketTrack Growth Portfolio	Schwab Fundamental US Small Company Index Fund
Schwab MarketTrack Balanced Portfolio	Schwab Fundamental International Large Company Index Fund
Schwab MarketTrack Conservative Portfolio	Schwab Fundamental International Small Company Index Fund
Laudus Small-Cap MarketMasters Fund	Schwab Fundamental Emerging Markets Large Company Index Fund
Laudus International MarketMasters Fund	Schwab Monthly Income Fund – Moderate Payout
Schwab Balanced Fund	Schwab Monthly Income Fund – Enhanced Payout
Schwab Core Equity Fund	Schwab Monthly Income Fund – Maximum Payout
Schwab Dividend Equity Fund
Schwab Large-Cap Growth Fund	Schwab Investments (organized October 26, 1990)
Schwab Small-Cap Equity Fund	Schwab 1000 Index Fund
Schwab Hedged Equity Fund	Schwab Short-Term Bond Market Fund
Schwab Financial Services Fund	Schwab Intermediate-Term Bond Fund
Schwab Health Care Fund	(formerly Schwab Premier Income Fund)
Schwab International Core Equity Fund	Schwab Total Bond Market Fund
Schwab Target 2010 Fund	Schwab GNMA Fund
Schwab Target 2015 Fund	Schwab Treasury Inflation Protected Securities Index Fund
Schwab Target 2020 Fund	Schwab Tax-Free Bond Fund
Schwab Target 2025 Fund	Schwab California Tax-Free Bond Fund
Schwab Target 2030 Fund	Schwab Global Real Estate Fund

Each fund in this report offers one share class. Shares are bought and sold (subject to a redemption fee, see financial note 9) at closing net asset value per share (“NAV”), which is the price for all outstanding shares of the funds. Each share has a par value of 1/1,000 of a cent, and the funds’ Board of Trustees (the “Board”) may authorize the issuance of as many shares as necessary.

Each fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, each fund may also keep certain assets in segregated accounts, as required by securities law.

2. Significant Accounting Policies:

The following is a summary of the significant accounting policies the funds use in their preparation of financial statements. The accounting policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

(a) Security Valuation:

Under procedures approved by the Board, the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the funds to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

The funds value the securities in their portfolios every business day. The funds use the following policies to value various types of securities:

•	Securities traded on an exchange or over-the-counter: Traded securities are valued at the closing value for the day, or, on days when no closing value has been reported, at halfway between the most recent bid and ask quotes. Securities that are primarily traded on foreign exchanges are valued at the official closing price or the last sales price on the exchange where

 Schwab Equity Index Funds

Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):

the securities are principally traded with these values then translated into U.S. dollars at the current exchange rate, unless these securities are fair valued as discussed below.

•	Securities for which no quoted value is available: The Board has adopted procedures to fair value each fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. Each fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the funds pursuant to the valuation procedures.

•	Foreign equity security fair valuation: The Board has adopted procedures to fair value foreign equity securities that are traded in markets that close prior to the funds valuing their holdings. By fair valuing securities whose prices may have been affected by events occurring after the close of trading, each fund seeks to establish prices that investors might expect to realize upon the current sales of these securities. This methodology is designed to deter “arbitrage” market timers, who seek to exploit delays between the change in the value of a fund’s portfolio holdings and the net asset value of the fund’s shares, and seeks to help ensure that the prices at which the fund’s shares are purchased and redeemed are fair and do not result in dilution of shareholder interest or other harm to shareholders. When fair value pricing is used at the open or close of a reporting period, it may cause a temporary divergence between the return of a fund and that of its comparative index or benchmark. The Board regularly reviews fair value determinations made by the funds pursuant to these procedures.

•	Futures and forward foreign currency exchange contracts: Futures and forwards are valued at their settlement prices as of the close of their exchanges (for futures) or at a value based on that day’s forward exchange rates (for forwards).

•	Short-term securities (60 days or less to maturity): Short-term securities are valued at amortized cost, which approximates market value.

•	Underlying funds: Mutual funds are valued at their respective net asset values. Exchange trade funds (ETFs) traded on a recognized securities exchange are valued at the last reported sale price that day or the official closing price, if applicable.

In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the funds determine that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities and futures contracts. Investments in mutual funds are valued daily at their NAVs, which are classified as Level 1 prices.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most

 Schwab Equity Index Funds

Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):

government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. In addition, international securities whose markets close hours before the funds value their holdings may require fair valuations due to significant movement in the U.S. markets occurring after the daily close of the foreign markets. The Board has approved a vendor that calculates fair valuations of international equity securities based on a number of factors that appear to correlate to the movements in the U.S. markets. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the funds’ own assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the funds’ results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The levels associated with valuing the funds’ investments as of April 30, 2013 are disclosed in the Portfolio Holdings.

(b) Accounting Policies for certain Portfolio Investments (if held):

Futures Contracts: Futures contracts are instruments that represent an agreement between two parties that obligates one party to buy, and the other party to sell, specific instruments at an agreed upon price on a stipulated future date. A fund must give the broker a deposit of cash and/or securities (initial margin) whenever it enters into the futures contract. The amount of the deposit may vary from one contract to another. Subsequent payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contract and are accounted for as unrealized gains or losses until the contract is closed, at which time the gains or losses are realized. Futures are traded publicly on exchanges, and their market value changes daily.

Forward Foreign Currency Exchange Contracts: “Forwards”, as they are known, are contracts to buy and sell a currency at a set price on a future date. The value of the forwards is accounted for as unrealized gains or losses until the contracts settle, at which time the gains or losses are realized.

Securities Lending: Under the trusts’ Securities Lending Program, a fund (lender) may make short-term loans of its securities to another party (borrower) to generate additional revenue for the fund. The borrower pledges collateral in the form of cash, securities issued or fully guaranteed by the U.S. government or foreign governments, or letters of credit issued by a bank. Collateral at the individual loan level is required to have a value of at least 102% of the prior day’s market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities and is marked to market daily. The cash collateral of securities loaned is invested in money market portfolios operating under Rule 2a-7 of the 1940 Act. Securities lending income, as disclosed in a fund’s Statement of Operations, if applicable, represents the income earned from the investment of the cash collateral plus any fees paid by borrowers, less the fees paid to the lending agent which are subject to adjustments pursuant to the securities lending agreement.

If applicable, the value of the securities on loan as of April 30, 2013 and the value of the related collateral are disclosed in the Statement of Assets and Liabilities and the complete Portfolio Holdings.

(c) Security Transactions:

Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains or losses from security transactions are based on the identified costs of the securities involved.

 Schwab Equity Index Funds

Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):

Assets and liabilities denominated in foreign currencies are reported in U.S. dollars. For assets and liabilities held on a given date, the dollar value is based on market exchange rates in effect on that date. Transactions involving foreign currencies, including purchases, sales, income receipts and expense payments, are calculated using exchange rates in effect on the transaction date. Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the differences between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period. These realized and unrealized foreign exchange gains or losses are reported in foreign currency transactions or translations in the Statement of Operations. The funds do not isolate the portion of the fluctuations on investments resulting from changes in foreign currency exchange rates from the fluctuations in market prices of investments held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Gains realized by the funds on the sale of securities in certain foreign countries may be subject to non-U.S. taxes. In those instances, the funds record a liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities.

When a fund closes out a futures or forwards position, it calculates the difference between the value of the position at the beginning and at the end of the contract, and records a realized gain or loss accordingly.

(d) Investment Income:

Interest income is recorded as it accrues. Dividends and distributions from portfolio securities and underlying funds are recorded on the date they are effective (the ex-dividend date), although the funds record certain foreign security dividends on the day they learn of the ex-dividend date.

Income received from foreign sources may result in withholding tax. Withholding taxes are accrued at the same time as the related income if the tax rate is fixed and known, unless a tax withheld is reclaimable from the local tax authorities in which case it is recorded as receivable. If the tax rate is not known or estimable, such expense or reclaim receivable is recorded when the net proceeds are received.

(e) Expenses:

Expenses that are specific to a fund are charged directly to the fund. Expenses that are common to all funds within the trust generally are allocated among the funds in proportion to their average daily net assets.

(f) Distributions to Shareholders:

The funds make distributions from net investment income and net realized capital gains, if any, once a year.

(g) Custody Credit:

Certain funds have an arrangement with their custodian bank, under which the funds may receive a credit for their uninvested cash balance to offset their custody fees and accounting fees. The credit amounts, if any, are disclosed in the Statement of Operations as a reduction to the funds’ operating expenses.

(h) Accounting Estimates:

The accounting policies described in this report conform to GAAP. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates and these differences may be material.

(i) Federal Income Taxes:

The funds intend to meet federal income and excise tax requirements for regulated investment companies. Accordingly, the funds distribute substantially all of their net investment income and realized net capital gains, if any, to their respective shareholders each year. As long as a fund meets the tax requirements, it is not required to pay federal income tax.

 Schwab Equity Index Funds

Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):

(j) Foreign Taxes:

The funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, corporate events, foreign currency exchanges and capital gains on investments. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in foreign markets in which the funds invest. These foreign taxes, if any, are paid by the funds and are disclosed in the Statement of Operations. Foreign taxes payable as of April 30, 2013, if any, are reflected in the funds’ Statements of Assets and Liabilities.

(k) Indemnification:

Under the funds’ organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the funds. In addition, in the normal course of business the funds enter into contracts with their vendors and others that provide general indemnifications. The funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the funds. However, based on experience, the funds expect the risk of loss attributable to these arrangements to be remote.

(l) New Accounting Pronouncements:

In December 2011, Accounting Standards Update (“ASU”) No. 2011-11, “Disclosures about Offsetting Assets and Liabilities,” was issued and is effective for interim and annual periods beginning after January 1, 2013. The ASU enhances disclosure requirements with respect to an entity’s rights of offset and related arrangements associated with its financial and derivative instruments. Management is currently evaluating the impact the adoption of ASU No. 2011-11 may have on the funds’ financial statement disclosures.

3. Risk Factors:

Investing in the funds may involve certain risks, as discussed in the funds’ prospectus, including, but not limited to, those described below. Any of these risks could cause an investor to lose money.

Stock markets rise and fall daily. As with any investment whose performance is tied to these markets, the value of the investment in a fund will fluctuate, which means that investors could lose money.

The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. In addition, equity markets tend to move in cycles, which may cause stock prices to fall over short or extended periods of time.

As an index fund, each fund seeks to track the performance of its comparative index, although it may not be successful in doing so. The divergence between the performance of a fund and its index, positive or negative, is called “tracking error”. Tracking error can be caused by many factors and it may be significant. For example, a fund may not invest in certain securities in the index, or match the securities’ weightings to the index, due to regulatory, operational, custodial or liquidity constraints; corporate transactions; asset valuations; transaction costs and timing; tax considerations; and index rebalancing, which may result in tracking error.

Each fund invests in companies measured by its respective index. It follows these stocks during upturns as well as downturns. Because of its indexing strategy, a fund does not take steps to reduce market exposure or to lessen the effects of a declining market. In addition, because of a fund’s expenses, the fund’s performance may be below that of the index.

If a fund uses a sampling method, the fund will not fully replicate its comparative index and may hold securities not included in the index. As a result, the fund is subject to the risk that the investment adviser’s investment management strategy, the implementation of which is subject to a number of constraints, may not produce the intended results. If a fund utilizes a sampling approach, it may not track the return of the index as well as it would if the fund purchased all of the securities in its benchmark index.

To the extent that a fund’s or the index’s portfolio is concentrated in the securities of issuers in a particular market, industry, group of industries, sector, or asset class, the fund may be adversely affected by the performance of those securities, may be subject to increased price volatility and may be more susceptible to adverse economic, market, political or regulatory occurrences affecting that market, industry, group of industries, sector, or asset class.

 Schwab Equity Index Funds

Financial Notes, unaudited (continued)

3. Risk Factors (continued):

Historically, small-cap stocks have been riskier than large- and mid-cap stocks. Stock prices of smaller companies may be based in substantial part on future expectations rather than current achievements and may move sharply, especially during market upturns and downturns. Small-cap companies themselves may be more vulnerable to adverse business or economic events than larger, more established companies. During a period when small-cap stocks fall behind other types of investments — bonds or large-cap stocks, for instance — a fund’s small-cap holdings could reduce performance.

Both large- and mid-cap stocks tend to go in and out of favor based on market and economic conditions. However, stocks of mid-cap companies tend to be more volatile than those of large-cap companies because mid-cap companies tend to be more susceptible to adverse business or economic events than larger more established companies. During a period when large- and mid-cap U.S. stocks fall behind other types of investments — bonds, for instance — a fund’s large- and mid-cap holdings could reduce performance.

A fund’s investments in securities of foreign issuers may involve certain risks that are greater than those associated with investments in securities of U.S. issuers. These include risks of adverse changes in foreign economic, political, regulatory and other conditions; changes in currency exchange rates or exchange control regulations (including limitations on currency movements and exchanges); differing accounting, auditing, financial reporting and legal standards and practices; differing securities market structures; and higher transaction costs.

To the extent a fund’s investments in a single country or a limited number of countries represent a higher percentage of the fund’s assets, the fund assumes the risk that economic, political and social conditions in those countries will have a significant impact on its investment performance and it may be subject to increased price volatility.

A fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Certain of these risks, such as liquidity risk and market risk, are discussed elsewhere in this section. A fund’s use of derivatives is also subject to credit risk, leverage risk, lack of availability risk, valuation risk, correlation risk and tax risk. Lack of availability risk is the risk that suitable derivative transactions may not be available in all circumstances for risk management or other purposes. Credit risk is the risk that the counterparty to a derivatives transaction may not fulfill its obligations. Leverage risk is the risk that a small percentage of assets invested in derivatives can have a disproportionately larger impact on a fund. Valuation risk is the risk that a particular derivative may be valued incorrectly. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Tax risk is the risk that the use of derivatives may cause the fund to realize higher amounts of short-term capital gain. These risks could cause a fund to lose more than the principal amount invested.

A particular investment may be difficult to purchase or sell. A fund may be unable to sell illiquid securities at an advantageous time or price.

Securities lending involves the risk of loss of rights in the collateral or delay in recovery of the collateral if the borrower fails to return the security loaned or becomes insolvent.

Please refer to the funds’ prospectus for a more complete description of the principal risks of investing in the funds.

4. Affiliates and Affiliated Transactions:

Charles Schwab Investment Management, Inc. (“CSIM” or the “investment adviser”), a wholly owned subsidiary of The Charles Schwab Corporation, serves as each fund’s investment adviser and administrator pursuant to an Investment Advisory and Administration Agreement (“Advisory Agreement”) between CSIM and each trust.

For its advisory and administrative services to the Schwab 1000 Index Fund, CSIM is entitled to receive an annual fee, payable monthly, based on a percentage of the fund’s average daily net assets as follows:

Schwab
1000
% of Average Daily Net Assets	Index Fund

First $500 million	0.30%
$500 million to $5 billion	0.22%
$5 billion to $10 billion	0.20%
Over $10 billion	0.18%

 Schwab Equity Index Funds

Financial Notes, unaudited (continued)

4. Affiliates and Affiliated Transactions (continued):

For its advisory and administrative services to the following funds, CSIM is entitled to receive an annual fee, payable monthly, based on a percentage of each fund’s average daily net assets as follows:

Schwab
Schwab	Schwab	Total Stock	Schwab
S&P 500	Small-Cap	Market	International
Index Fund	Index Fund	Index Fund	Index Fund

0.06%	0.15%	0.06%	0.15%

The Board has adopted a Shareholder Servicing Plan (the “Plan”) on behalf of the funds. The Plan enables each fund to bear expenses relating to the provision by service providers, including Charles Schwab & Co., Inc. (a broker-dealer affiliate of CSIM, “Schwab”), of certain account maintenance, customer liaison and shareholder services to the current shareholders of the funds. Schwab serves as the funds’ paying agent under the Plan for making payments of the shareholder service fee due to the service providers (other than Schwab). All shareholder service fees paid by the funds to Schwab in its capacity as the funds’ paying agent will be passed through to the service providers, and Schwab will not retain any portion of such fees.

Pursuant to the Plan, each fund’s shares are subject to an annual shareholder servicing fee up to the amount set forth in the table below. The shareholder servicing fee paid to a particular service provider is made pursuant to its written agreement with Schwab (or, in the case of payments made to Schwab, pursuant to Schwab’s written agreement with the funds). Payments under the Plan are made as described above regardless of Schwab’s or the service provider’s actual cost of providing the services. If the cost of providing the services under the Plan is less than the payments received, the unexpended portion of the fees may be retained as profit by Schwab or the service provider.

			Schwab
Schwab	Schwab	Schwab	Total Stock	Schwab
S&P 500	1000	Small-Cap	Market	International
Index Fund	Index Fund	Index Fund	Index Fund	Index Fund

0.02%	0.10%	0.02%	0.02%	0.02%

Although these agreements specify certain fees for these services, CSIM and its affiliates have made an additional agreement with the funds, for so long as CSIM serves as the investment adviser to the funds, which may only be amended or terminated with the approval of the Board, to limit the total annual fund operating expenses charged, excluding interest, taxes and certain non-routine expenses (“expense limitation”). The expense limitation as a percentage of average daily net assets is as follows:

			Schwab
Schwab	Schwab	Schwab	Total Stock	Schwab
S&P 500	1000	Small-Cap	Market	International
Index Fund	Index Fund	Index Fund	Index Fund	Index Fund

0.09%	0.29%	0.17%	0.09%	0.19%

The funds may engage in certain transactions involving affiliates. For instance, a fund may own shares of The Charles Schwab Corporation if that company is included in its index. Below is the summary of investment activities involving The Charles Schwab Corporation shares owned by the Schwab Equity Index Funds during the report period:

	Balance			Balance		Realized	Dividends
	of Shares			of Shares	Market	Gains (Losses)	Received
	Held at	Gross	Gross	Held at	Value at	11/01/12	11/01/12
Fund	10/31/12	Additions	Sales	04/30/13	04/30/13	to 04/30/13	to 04/30/13

Schwab S&P 500 Index Fund	1,085,681	—	—	1,085,681	$18,413,150	$—	$130,282
Schwab 1000 Index Fund	367,065	—	—	367,065	6,225,422	—	44,048
Schwab Total Stock Market Index Fund	154,226	9,400	—	163,626	2,775,097	—	19,071

 Schwab Equity Index Funds

Financial Notes, unaudited (continued)

4. Affiliates and Affiliated Transactions (continued):

Certain Schwab Funds may own shares of other Schwab Funds. The table below reflects the percentages of each fund shares in this report owned by other Schwab Funds as of April 30, 2013:

					Schwab
	Schwab		Schwab	Schwab	Total Stock	Schwab
	S&P 500		1000	Small-Cap	Market	International
	Index Fund		Index Fund	Index Fund	Index Fund	Index Fund

Schwab MarketTrack All Equity Portfolio	1.6%		—%	6.6%	—%	9.1%
Schwab MarketTrack Growth Portfolio	1.7%		—%	6.3%	—%	7.1%
Schwab MarketTrack Balanced Portfolio	0.9%		—%	3.5%	—%	3.9%
Schwab MarketTrack Conservative Portfolio	0.3%		—%	1.0%	—%	1.2%
Schwab MarketTrack Growth Portfolio II	0.1%		0.1%	0.3%	—%	0.3%
Schwab Target 2010 Fund	0.0%	*	—%	—%	—%	—%
Schwab Target 2015 Fund	0.0%	*	—%	—%	—%	—%
Schwab Target 2020 Fund	0.2%		—%	—%	—%	—%
Schwab Target 2025 Fund	0.1%		—%	—%	—%	—%
Schwab Target 2030 Fund	0.4%		—%	—%	—%	—%
Schwab Target 2035 Fund	0.1%		—%	—%	—%	—%
Schwab Target 2040 Fund	0.4%		—%	—%	—%	—%
Schwab Target 2045 Fund	0.0%	*	—%	—%	—%	—%
Schwab Target 2050 Fund	0.0%	*	—%	—%	—%	—%
Schwab Target 2045 Fund	0.0%	*	—%	—%	—%	—%

*	Less than 0.05%

Certain other related parties may own shares of Schwab funds in this report. As of April 30, 2013, the shares owned by Schwab Charitable Giving Trust (an affiliate of Schwab) as a percentage of the total shares of the Schwab Small Cap Index Fund and the Schwab Total Stock Market Fund were 2.6% and 6.2%, respectively.

Pursuant to an exemptive order issued by the SEC, the funds may enter into interfund borrowing and lending transactions with other Schwab Funds. All loans are for temporary or emergency purposes only. The interest rate to be charged on a loan is the average of the overnight repurchase agreement rate and the short-term bank loan rate. The interfund lending facility is subject to the oversight and periodic review by the Board. The funds had no interfund borrowing or lending activity during the period.

5. Board of Trustees:

The Board may include people who are officers and/or directors of the investment adviser or its affiliates. Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trust was in compliance with these limitations throughout the report period. The trust did not pay any of these interested persons for their services as trustees, but it did pay non-interested persons (independent trustees), as noted in each fund’s Statement of Operations. For information regarding the trustees please refer to Trustees and Officers table at the end of this report.

6. Borrowing from Banks:

The funds have access to custodian overdraft facilities, a committed line of credit of $150 million with State Street Bank and Trust Company (“State Street”), an uncommitted line of credit of $100 million with Bank of America, N.A. and an uncommitted line of credit of $50 million with Brown Brothers Harriman & Co. The funds pay interest on the amounts they borrow at rates that are negotiated periodically. The funds also pay an annual fee to State Street for the committed line of credit.

There were no borrowings from the lines of credit by the funds during the period. However, the funds may have utilized their overdraft facility and incurred interest expense, which is disclosed in the Statement of Operations, if any. The interest expense is determined based on a negotiated rate above the current Federal Funds Rate.

 Schwab Equity Index Funds

Financial Notes, unaudited (continued)

7. Derivatives:

Certain funds entered into equity index futures contracts (“futures”) during the report period. The funds invested in futures to equitize available cash. The fair value and due to brokers for futures contracts held at April 30, 2013 are presented on the face of the Portfolio Holdings and Statement of Assets, respectively. The net realized/unrealized gains (losses) on futures contracts are presented on the Statement of Operations. Refer to financial note 2(b) for the funds’ accounting policies with respect to futures contracts and financial note 3 for disclosures concerning the risks of investing in futures contracts. During the period, the month-end average contract values of futures contracts held by the funds and the month-end average number of contracts held were as follows:

	Contract Values	Number of Contracts

Schwab S&P 500 Index Fund	$307,200,292	4,058
Schwab 1000 Index Fund	17,757,204	233
Schwab Small-Cap Index Fund	45,497,967	513
Schwab Total Stock Market Index Fund	51,655,358	675
Schwab International Index Fund	40,645,050	486

8. Purchases and Sales/Maturities of Investment Securities:

For the period ended April 30, 2013, purchases and sales/maturities of securities (excluding short-term obligations) were as follows:

	Purchases of Securities	Sales/Maturities of Securities

Schwab S&P 500 Index Fund	$444,882,106	$43,114,568
Schwab 1000 Index Fund	127,235,884	239,420,270
Schwab Small-Cap Index Fund	98,677,329	39,975,208
Schwab Total Stock Market Index Fund	145,407,106	17,342,591
Schwab International Index Fund	175,337,681	79,190,397

9. Redemption Fee:

The funds charge a 2.00% redemption fee on shares sold or exchanged within 30 days of the original purchase date. Such amounts are netted against redemption proceeds in the Statement of Changes in Net Assets. The redemption fees charged during the current and prior periods are:

	Current Period	Prior Period
	(11/1/12-4/30/13)	(11/1/11-10/31/12)

Schwab S&P 500 Index Fund	$111,137	$148,766
Schwab 1000 Index Fund	24,658	18,501
Schwab Small-Cap Index Fund	11,886	13,063
Schwab Total Stock Market Index Fund	21,933	149,791
Schwab International Index Fund	6,812	11,378

 Schwab Equity Index Funds

Financial Notes, unaudited (continued)

10. Federal Income Taxes:

Capital loss carryforwards may be used to offset future realized capital gains for federal income tax purposes. As of October 31, 2012, the funds had capital loss carryforwards available to offset future net capital gains before the expiration dates as follows:

				Schwab
	Schwab	Schwab	Schwab	Total Stock	Schwab
	S&P 500	1000	Small-Cap	Market	International
Expiration Date	Index Fund	Index Fund	Index Fund	Index Fund	Index Fund

October 31, 2013	$118,657,105	$—	$—	$—	$—
October 31, 2014	109,256,533	—	—	—	—
October 31, 2015	89,645,092	—	—	—	—
October 31, 2016	77,879,594	—	—	2,244,763	—
October 31, 2017	20,049,252	—	—	4,871,496	26,290,338

Total	$415,487,576	$—	$—	$7,116,259	$26,290,338

For the year ended October 31, 2012, the funds had capital losses utilized as follows:

				Schwab
	Schwab	Schwab	Schwab	Total Stock	Schwab
	S&P 500	1000	Small-Cap	Market	International
	Index Fund	Index Fund	Index Fund	Index Fund	Index Fund

Capital losses utilized	$20,828,436	$—	$—	$12,375,982	$50,888,806

As of October 31, 2012, management has reviewed the tax positions for open periods (for federal purposes, three years from the date of filing and for state purposes, four years from the date of filing) as applicable to the funds, and has determined that no provision for income tax is required in the funds’ financial statements. The funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period ended October 31, 2012, the funds did not incur any interest or penalties.

11. Subsequent Events:

Management has determined there are no subsequent events or transactions through the date the financial statements were issued that would have materially impacted the financial statements as presented.

Trustees and Officers

The tables below give information about the trustees and officers of Schwab Capital Trust and Schwab Investments, which includes the funds covered in this report. The “Fund Complex” includes The Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Schwab Strategic Trust, Laudus Trust and Laudus Institutional Trust. The Fund Complex includes 94 funds.

The address for all trustees and officers is 211 Main Street, San Francisco, CA 94105. You can find more information about the trustees and officers in the funds’ Statement of Additional Information, which is available free by calling 1-800-435-4000.

 Independent Trustees

Name, Year of Birth,		Number of
and Position(s) with		Portfolios in
the trust; (Terms of		Fund Complex
office, and length of	Principal Occupations	Overseen by
Time Served1)	During the Past Five Years	the Trustee	Other Directorships

Mariann Byerwalter 1960 Trustee (Trustee of Schwab Capital Trust and Schwab Investments since 2000.)	Chairman of JDN Corporate Advisory LLC (advisory services firm) (Oct. 2001 – present).	77	Director,WageWorks, Inc. (2010 – present) Director, Redwood Trust, Inc. (1998 – present) Director, PMI Group Inc. (2001 – 2009)

John F. Cogan 1947 Trustee (Trustee of Schwab Capital Trust and Schwab Investments since 2008.)	Senior Fellow, The Hoover Institution at Stanford University (Oct. 1979 – present); Senior Fellow, Stanford Institute for Economic Policy Research; Professor of Public Policy, Stanford University (Sept. 2000 – present).	77	Director, Gilead Sciences, Inc. (2005 – present) Director, Monaco Coach Corporation (2005 – 2009)

William A. Hasler 1941 Trustee (Trustee of Schwab Capital Trust and Schwab Investments since 2000.)	Dean Emeritus, Haas School of Business, University of California, Berkeley (July 1998 – present).	77	Director, TOUSA (1998 – present)
Director, Globalstar, Inc. (2009 – present)
Director, Aviat Networks (2001 – present)
Director, Mission West Properties (1998 – 2012)
Director, Ditech Networks Corporation (1997 – 2012)
			Director, Genitope Corporation (2000 – 2009)

David L. Mahoney 1954 Trustee (Trustee of Schwab Capital Trust and Schwab Investments since 2011.)	Private Investor.	77	Director, Symantec Corporation (2003 – present) Director, Corcept Therapeutics Incorporated (2004 – present) Director, Tercica Inc. (2004 – 2008)

Kiran M. Patel 1948 Trustee (Trustee of Schwab Capital Trust and Schwab Investments since 2011.)	Executive Vice President and General Manager of Small Business Group, Intuit, Inc. (financial software and services for consumers and small businesses) (Dec. 2008 – present); Senior Vice President and General Manager of Consumer Group, Intuit, Inc. (June 2007 – Dec. 2008); Senior Vice President and Chief Financial Officer, Intuit, Inc. (Sept. 2005 – Jan. 2008).	77	Director, KLA-Tencor Corporation (2008 – present) Director, BEA Systems, Inc. (2007 – 2008)

 Independent Trustees (continued)

Name, Year of Birth,		Number of
and Position(s) with		Portfolios in
the trust; (Terms of		Fund Complex
office, and length of	Principal Occupations	Overseen by
Time Served1)	During the Past Five Years	the Trustee	Other Directorships

Gerald B. Smith 1950 Trustee (Trustee of Schwab Capital Trust and Schwab Investments since 2000.)	Chairman, Chief Executive Officer and Founder of Smith Graham & Co. (investment advisors) (1990 – present).	77	Director and Chairman of the Audit Committee, Oneok Partners LP (2003 – present) Director, Oneok, Inc (2009 – present) Lead Independent Director, Board of Cooper Industries (2002 – 2012)

Joseph H. Wender 1944 Trustee (Trustee of Schwab Capital Trust and Schwab Investments since 2008.)	Senior Consultant, Goldman Sachs & Co., Inc. (Jan. 2008- present); Partner, Colgin Partners, LLC (vineyards) (February 1998 – present).	77	Board Member and Chairman of the Audit Committee, Isis Pharmaceuticals (1994 – present)

 Interested Trustees

Name, Year of Birth,		Number of
and Position(s) with		Portfolios in
the trust; (Terms of		Fund Complex
office, and length of	Principal Occupations	Overseen by
Time Served )	During the Past Five Years	the Trustee	Other Directorships

Charles R. Schwab[2] 1937 Chairman and Trustee (Chairman and Trustee of Schwab Capital Trust since 1993 and Schwab Investments since 1991.)	Chairman and Director, The Charles Schwab Corporation, Charles Schwab & Co., Inc., Charles Schwab Investment Management, Inc., Charles Schwab Bank, N. A.; Chairman and Chief Executive Officer, Schwab (SIS) Holdings Inc. I, Schwab International Holdings, Inc.; Chief Executive Officer, Schwab Holdings, Inc.; Through June 2007, Director, U.S. Trust Company, N. A., U.S. Trust Corporation, United States Trust Company of New York. Until October 2008, Chief Executive Officer, The Charles Schwab Corporation, Charles Schwab & Co., Inc.	77	None

Walter W. Bettinger II2 1960 Trustee (Trustee of Schwab Capital Trust and Schwab Investments since 2008.)	As of October 2008, President and Chief Executive Officer, Charles Schwab & Co., Inc. and The Charles Schwab Corporation. Since October 2008, Director, The Charles Schwab Corporation. Since May 2008, Director, Charles Schwab & Co., Inc. and Schwab Holdings, Inc. Since 2006, Director, Charles Schwab Bank. Until October 2008, President and Chief Operating Officer, Charles Schwab & Co., Inc. and The Charles Schwab Corporation. From 2004 through 2007, Executive Vice President and President, Schwab Investor Services. From 2004 through 2005, Executive Vice President and Chief Operating Officer, Individual Investor Enterprise, and from 2002 through 2004, Executive Vice President, Corporate Services.	94	None

 Officers of the Trust

Name, Year of Birth, and Position(s)
with the trust; (Terms of office, and
length of Time Served3)	Principal Occupations During the Past Five Years

Marie Chandoha 1961 President and Chief Executive Officer (Officer of Schwab Capital Trust and Schwab Investments since 2010.)	Executive Vice President, Charles Schwab & Co., Inc. (Sept. 2010 – present); Director, President and Chief Executive Officer (Dec. 2010 – present), Chief Investment Officer (Sept. 2010 – Oct. 2011), Charles Schwab Investment Management, Inc.; President and Chief Executive Officer (Dec. 2010 – present) and Chief Investment Officer (Dec. 2010 – Oct. 2011), Schwab Funds, Laudus Funds and Schwab ETFs; Global Head of Fixed Income Business Division, BlackRock, Inc. (formerly Barclays Global Investors) (March 2007 – August 2010).

George Pereira 1964 Treasurer and Principal Financial Officer (Officer of Schwab Capital Trust and Schwab Investments since 2004.)	Senior Vice President and Chief Financial Officer (Nov. 2004 – present); Chief Operating Officer (Jan. 2011 – present), Charles Schwab Investment Management, Inc.; Treasurer and Chief Financial Officer, Laudus Funds (June 2006 – present); Treasurer and Principal Financial Officer, Schwab Funds (Nov. 2004 – present) and Schwab ETFs (Oct. 2009 – present); Director, Charles Schwab Worldwide Fund, PLC and Charles Schwab Asset Management (Ireland) Limited (April 2005 – present).

Omar Aguilar 1970 Senior Vice President and Chief Investment Officer – Equities (Officer of Schwab Capital Trust and Schwab Investments since 2011.)	Senior Vice President and Chief Investment Officer – Equities, Charles Schwab Investment Management, Inc. (April 2011 – present); Senior Vice President and Chief Investment Officer – Equities, Schwab Funds and Laudus Funds (June 2011 – present); Head of the Portfolio Management Group and Vice President of Portfolio Management, Financial Engines, Inc. (May 2009 – April 2011); Head of Quantitative Equity, ING Investment Management (July 2004 – Jan. 2009).

Brett Wander 1961 Senior Vice President and Chief Investment Officer – Fixed Income (Officer of Schwab Capital Trust and Schwab Investments since 2011.)	Senior Vice President and Chief Investment Officer – Fixed Income, Charles Schwab Investment Management, Inc. (April 2011 – present); Senior Vice President and Chief Investment Officer – Fixed Income, Schwab Funds and Laudus Funds (June 2011 – present); Senior Managing Director, Global Head of Active Fixed-Income Strategies, State Street Global Advisors (Jan. 2008 – Oct. 2010); Director of Alpha Strategies, Loomis, Sayles & Company (April 2006 – Jan. 2008); Managing Director, Head of Market-Based Strategies, State Street Research (August 2003 – Jan. 2005).

David Lekich 1964 Secretary and Chief Legal Officer (Officer of Schwab Capital Trust and Schwab Investments since 2011.)	Senior Vice President (Sept. 2011 – present), Vice President (March 2004 – Sept. 2011), Charles Schwab & Co., Inc.; Senior Vice President and Chief Counsel (Sept. 2011 – present), Vice President (Jan. 2011 – Sept. 2011), Charles Schwab Investment Management, Inc.; Secretary (April 2011 – present) and Chief Legal Officer (Dec. 2011 – present), Schwab Funds; Vice President and Assistant Clerk, Laudus Funds (April 2011 – present); Secretary (May 2011 – present) and Chief Legal Officer (Nov. 2011 – present), Schwab ETFs.

Catherine MacGregor 1964 Vice President (Officer of Schwab Capital Trust and Schwab Investments since 2005.)	Vice President, Charles Schwab & Co., Inc., Charles Schwab Investment Management, Inc. (July 2005 – present); Vice President (Dec. 2005 – present), Chief Legal Officer and Clerk (March 2007 – present), Laudus Funds; Vice President (Nov. 2005 – present) and Assistant Secretary (June 2007 – present), Schwab Funds; Vice President and Assistant Secretary, Schwab ETFs (Oct. 2009 – present).

[1]	Trustees remain in office until they resign, retire or are removed by shareholder vote. The Schwab Funds® retirement policy requires that independent trustees elected after January 1, 2000 retire at age 72 or after twenty years as a trustee, whichever comes first. In addition, the Schwab Funds retirement policy also requires any independent trustee of the Schwab Funds who also serves as an independent trustee of the Laudus Funds to retire from the Boards of the Schwab Funds upon their required retirement date from either the Boards of Trustees of the Schwab Funds or the Laudus Funds, whichever comes first.
[2]	Mr. Schwab and Mr. Bettinger are Interested Trustees because they are employees of Schwab. In addition to their employment with Schwab, Messrs. Schwab and Bettinger also own stock of The Charles Schwab Corporation, the parent company of Schwab and the investment adviser.
[3]	The President, Treasurer and Secretary hold office until their respective successors are chosen and qualified or until he or she sooner dies, resigns, is removed or becomes disqualified. Each of the other officers serves at the pleasure of the Board.

Glossary

asset allocation The practice of dividing a portfolio among different asset classes, with each asset class assigned a particular percentage.

asset class A group of securities with similar structure and basic characteristics. Stocks, bonds and cash are the three main examples of asset classes.

Barclays U.S. Aggregate Bond Index A broad-based benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-back securities (agency fixed-rate and hybrid ARM passthroughs), asset-backed securities, and commercial mortgage-backed securities.

bond A security representing a loan from the investor to the issuer. A bond typically pays interest at a fixed rate (the “coupon rate”) until a specified date (the “maturity date”), at which time the issuer returns the money borrowed (“principal” or “face value”) to the bondholder. Because of their structure, bonds are sometimes called “fixed income securities” or “debt securities.”

An individual bond is subject to the credit risk of the issuer. Changes in interest rates can affect a bond’s market value prior to call or maturity. There is no guarantee that a bond’s yield to call or maturity will provide a positive return over the rate of inflation.

bond fund A bond fund is subject to the same credit, interest rate, and inflation risks as bonds. In addition, a bond fund incurs ongoing fees and expenses. A bond fund’s net asset value will fluctuate with the price of the underlying bonds and the portfolio turnover activity; return of principal is not guaranteed.

cap, capitalization See “market cap.”

capital gain, capital loss the difference between the amount paid for an investment and its value at a later time. If the investment has been sold, the capital gain or loss is considered a realized gain or loss. If the investment is still held, the gain or loss is still “on paper” and is considered unrealized.

expense ratio The amount that is taken from a mutual fund’s assets each year to cover the fund’s operating expenses. An expense ratio of 0.50% means that a fund’s expenses amount to half of one percent of its average net assets a year.

market cap, market capitalization The value of a company as determined by the total value of all shares of its stock outstanding.

MSCI EAFE Index A free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. & Canada. The Net version of the index reflects reinvested dividends net of withholding taxes, but reflects no deductions for expenses or other taxes; returns are calculated applying dividend withholding rates applicable to non-resident persons who do not benefit from double taxation treaties.

net asset value (NAV) The value of one share of a mutual fund. NAV is calculated by taking the fund’s total assets, subtracting liabilities, and dividing by the number of shares outstanding.

outstanding shares, shares outstanding When speaking of a company or mutual fund, indicates all shares currently held by investors.

price-to-book ratio (P/B)  The market price of a company’s stock compared with its “book value.” A mutual fund’s P/B is the weighted average of the P/B of all stocks in the fund’s portfolio.

price-to-earnings ratio (P/E)  The market price of a company’s stock compared with earnings over the past year. A mutual fund’s P/E is the weighted average of the P/E of all stocks in the fund’s portfolio.

return on equity (ROE) The average yearly rate of return for each dollar of investors’ money, measured over the past five years.

Russell 2000 Index An index that measures the performance of the small-cap segment of the U.S. equity universe.

S&P 500 Index A market capitalization index that is designed to measure the performance of 500 leading publicly held companies in leading industries of the U.S. economy.

stock A share of ownership, or equity, in the issuing company.

total return The percentage that an investor would have earned or lost on an investment in the fund assuming dividends and distributions were reinvested.

weighted average For mutual funds, an average that gives the same weight to each security as the security represents in the fund’s portfolio.

yield The income paid out by an investment, expressed as a percentage of the investment’s market value.

Notes

Notes

Schwab Funds® offers you an extensive family of mutual funds, each one based on a clearly defined investment approach and using disciplined management strategies. The list at right shows all currently available Schwab Funds.

Whether you are an experienced investor or just starting out, Schwab Funds can help you achieve your financial goals. An investor should consider a fund’s investment objectives, risks, charges and expenses carefully before investing or sending money. This and other important information can be found in the fund’s prospectus. Please call 1-800-435-4000 for a prospectus and brochure for any Schwab Fund. Please read the prospectus carefully before you invest. This report must be preceded or accompanied by a current prospectus.

Proxy Voting Policies, Procedures and Results

A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting Schwab’s website at www.schwabfunds.com/prospectus, the SEC’s website at http://www.sec.gov, or by contacting Schwab Funds at 1-800-435-4000.

Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available, without charge, by visiting the fund’s website at www.schwabfunds.com/prospectus or the SEC’s website at http://www.sec.gov.

The Schwab Funds Family®

Stock Funds
Schwab Core Equity Fundtm
Schwab Dividend Equity Fundtm
Schwab Large-Cap Growth Fundtm
Schwab Small-Cap Equity Fundtm
Schwab Hedged Equity Fundtm
Schwab Financial Services Fundtm
Schwab Health Care Fundtm
Schwab® International Core Equity Fund
Schwab Fundamental US Large Company Index Fund
Schwab Fundamental US Small Company Index Fund
Schwab Fundamental International Large Company Index Fund
Schwab Fundamental International Small Company Index Fund
Schwab Fundamental Emerging Markets Large Company Index Fund
Schwab Global Real Estate Fundtm
Schwab® S&P 500 Index Fund
Schwab 1000 Index® Fund
Schwab Small-Cap Index Fund®
Schwab Total Stock Market Index Fund®
Schwab International Index Fund®

Asset Allocation Funds
Schwab Balanced Fundtm
Schwab MarketTrack All Equity Portfoliotm
Schwab MarketTrack Growth Portfoliotm
Schwab MarketTrack Balanced Portfoliotm
Schwab MarketTrack Conservative Portfoliotm
Schwab Target 2010 Fund
Schwab Target 2015 Fund
Schwab Target 2020 Fund
Schwab Target 2025 Fund
Schwab Target 2030 Fund
Schwab Target 2035 Fund
Schwab Target 2040 Fund
Schwab Target 2045 Fund
Schwab Target 2050 Fund
Schwab Target 2055 Fund
Schwab® Monthly Income Fund – Moderate Payout
Schwab® Monthly Income Fund – Enhanced Payout
Schwab® Monthly Income Fund – Maximum Payout

Bond Funds
Schwab Short-Term Bond Market Fundtm
Schwab Intermediate-Term Bond Fundtm
Schwab Total Bond Market Fundtm
Schwab GNMA Fundtm
Schwab® Treasury Inflation Protected Securities Index Fund
Schwab Tax-Free Bond Fundtm
Schwab California Tax-Free Bond Fundtm

Schwab Money Funds
Schwab offers an array of money market funds1. Choose from taxable or tax-advantaged alternatives. Many can be linked to your eligible Schwab account to “sweep” cash balances automatically, subject to availability, when you’re between investments. Or, for your larger cash reserves, choose one of our Value Advantage Investments®.

[1]	Investments in money market funds are neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency and, although they seek to preserve the value of your investment at $1 per share, it is possible to lose money.

Investment Adviser
Charles Schwab Investment Management, Inc.
211 Main Street, San Francisco, CA 94105

Funds
Schwab Funds®
P.O. Box 3812, Englewood, CO 80155–3812

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.
© 2013 Charles Schwab & Co., Inc. All rights reserved.
Member SIPC®
Printed on recycled paper.
MFR13562-17
00098630

Item 2: Code of Ethics.
Not applicable to this semi-annual report.
Item 3: Audit Committee Financial Expert.
Not applicable to this semi-annual report.
Item 4: Principal Accountant Fees and Services.
Not applicable to this semi-annual report.
Item 5: Audit Committee of Listed Registrants.
Not applicable.
Item 6: Schedule of Investments.

 Schwab 1000 Index Fund

Portfolio Holdings as of April 30, 2013 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on a fund’s most recent Form N-Q is also available by visiting the fund’s website at www.schwabfunds.com/prospectus.

			Cost	Value
Holdings by Category			($)	($)

99.7%		Common Stock	1,945,901,212	5,352,014,793
0.2%		Other Investment Company	12,912,949	12,912,949
0.0%		Short-Term Investment	1,886,777	1,886,777

99.9%		Total Investments	1,960,700,938	5,366,814,519
0.5%		Collateral Invested for Securities on Loan	27,548,134	27,548,134
(0	.4)%	Other Assets and Liabilities, Net		(23,486,940)

100.0%		Net Assets		5,370,875,713

	Number	Value
Security	of Shares	($)

Common Stock 99.7% of net assets

Automobiles & Components 1.1%
Allison Transmission Holdings, Inc.	5,000	114,050
Autoliv, Inc. (b)	32,400	2,476,008
BorgWarner, Inc. *	37,298	2,915,585
Dana Holding Corp.	50,100	864,225
Delphi Automotive plc	96,700	4,468,507
Ford Motor Co.	1,272,487	17,445,797
General Motors Co. *	242,400	7,475,616
Gentex Corp.	48,772	1,097,370
Harley-Davidson, Inc.	73,892	4,038,198
Johnson Controls, Inc.	231,354	8,099,703
Lear Corp.	34,800	2,010,744
Tesla Motors, Inc. (b)*	22,500	1,214,775
The Goodyear Tire & Rubber Co. *	83,100	1,038,334
TRW Automotive Holdings Corp. *	35,300	2,120,471
Visteon Corp. *	17,500	1,028,825

		56,408,208

Banks 2.8%
Associated Banc-Corp.	59,048	842,615
BankUnited, Inc.	16,900	428,415
BB&T Corp.	228,600	7,034,022
BOK Financial Corp.	8,900	556,161
CIT Group, Inc. *	68,200	2,899,182
City National Corp.	15,532	888,896
Comerica, Inc.	52,928	1,918,640
Commerce Bancshares, Inc.	24,173	969,579
Cullen/Frost Bankers, Inc.	20,800	1,256,528
East West Bancorp, Inc.	50,400	1,226,232
Fifth Third Bancorp	286,884	4,885,635
First Horizon National Corp.	87,376	908,710
First Niagara Financial Group, Inc.	118,300	1,125,033
First Republic Bank	20,200	767,196
Hancock Holding Co.	28,800	785,376
Hudson City Bancorp, Inc.	146,840	1,220,240
Huntington Bancshares, Inc.	293,798	2,106,532
KeyCorp	324,014	3,230,420
M&T Bank Corp.	40,143	4,022,329
Nationstar Mortgage Holdings, Inc. (b)*	3,000	110,310
New York Community Bancorp, Inc.	149,882	2,030,901
Ocwen Financial Corp. *	38,000	1,390,040
People’s United Financial, Inc.	121,993	1,605,428
PNC Financial Services Group, Inc.	174,634	11,854,156
Popular, Inc. *	33,700	960,113
Prosperity Bancshares, Inc.	15,900	730,446
Regions Financial Corp.	481,506	4,087,986
Signature Bank *	15,700	1,124,277
SunTrust Banks, Inc.	165,093	4,828,970
SVB Financial Group *	14,900	1,059,539
TFS Financial Corp. *	27,300	296,751
U.S. Bancorp	615,405	20,480,678
Wells Fargo & Co.	1,602,296	60,855,202
Zions Bancorp	63,198	1,555,935

		150,042,473

Capital Goods 7.8%
3M Co.	207,654	21,743,450
A.O. Smith Corp.	12,700	957,961
Acuity Brands, Inc.	14,300	1,043,328
AECOM Technology Corp. *	39,200	1,139,544
AGCO Corp.	33,000	1,757,250
Air Lease Corp.	22,700	624,477
AMETEK, Inc.	81,705	3,326,211
Armstrong World Industries, Inc. *	7,100	362,384
B/E Aerospace, Inc. *	35,100	2,202,174
Carlisle Cos., Inc.	20,736	1,345,144
Caterpillar, Inc.	213,296	18,059,772
Chicago Bridge & Iron Co., N.V., NY Shares	36,508	1,963,765
CLARCOR, Inc.	17,100	884,070
Colfax Corp. *	21,700	1,012,739
Crane Co.	16,384	881,951
Cummins, Inc.	55,792	5,935,711
Danaher Corp.	185,240	11,288,526
Deere & Co.	129,346	11,550,598
Donaldson Co., Inc.	43,500	1,582,530
Dover Corp.	59,337	4,093,066
Eaton Corp. plc	149,401	9,174,715
EMCOR Group, Inc.	21,800	815,320
Emerson Electric Co.	232,828	12,924,282
Fastenal Co.	91,400	4,483,170
Flowserve Corp.	17,341	2,741,959
Fluor Corp.	53,458	3,046,037
Fortune Brands Home & Security, Inc. *	52,900	1,925,031
Foster Wheeler AG *	39,800	839,780
Gardner Denver, Inc.	17,100	1,284,039

8 See financial notes

 Schwab 1000 Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Generac Holdings, Inc.	8,700	312,591
General Dynamics Corp.	109,044	8,064,894
General Electric Co.	3,432,102	76,501,554
Graco, Inc.	20,294	1,228,396
HEICO Corp.	15,125	665,651
Hexcel Corp. *	33,500	1,021,750
Honeywell International, Inc.	255,399	18,782,042
Hubbell, Inc., Class B	16,932	1,624,795
Huntington Ingalls Industries, Inc.	16,200	856,980
IDEX Corp.	28,406	1,477,964
Illinois Tool Works, Inc.	142,404	9,193,602
Ingersoll-Rand plc	86,000	4,626,800
ITT Corp.	30,300	836,280
Jacobs Engineering Group, Inc. *	44,056	2,223,947
Joy Global, Inc.	35,708	2,018,216
KBR, Inc.	50,600	1,522,048
Kennametal, Inc.	26,698	1,067,653
L-3 Communications Holdings, Inc.	31,474	2,557,263
Lennox International, Inc.	15,000	930,000
Lincoln Electric Holdings, Inc.	29,000	1,530,040
Lockheed Martin Corp.	84,464	8,369,538
Masco Corp.	121,636	2,364,604
Middleby Corp. *	6,100	912,438
MRC Global, Inc. *	6,000	179,700
MSC Industrial Direct Co., Inc., Class A	15,558	1,225,970
Nordson Corp.	18,000	1,250,820
Northrop Grumman Corp.	76,332	5,781,386
Oshkosh Corp. *	31,100	1,220,986
Owens Corning *	41,100	1,728,666
PACCAR, Inc.	118,489	5,898,382
Pall Corp.	31,733	2,116,908
Parker Hannifin Corp.	48,553	4,300,339
Pentair Ltd.	71,195	3,869,448
Precision Castparts Corp.	46,301	8,856,918
Quanta Services, Inc. *	72,100	1,981,308
Raytheon Co.	109,090	6,695,944
Regal-Beloit Corp.	14,400	1,132,128
Rockwell Automation, Inc.	42,649	3,615,782
Rockwell Collins, Inc.	48,253	3,036,079
Roper Industries, Inc.	32,591	3,899,513
Sensata Technologies Holding N.V. *	29,300	980,085
Snap-on, Inc.	19,750	1,702,450
Spirit AeroSystems Holdings, Inc., Class A *	37,400	747,626
SPX Corp.	17,314	1,290,066
Stanley Black & Decker, Inc.	54,441	4,072,731
Teledyne Technologies, Inc. *	12,600	945,756
Terex Corp. *	37,282	1,066,265
Textron, Inc.	94,538	2,434,354
The Babcock & Wilcox Co.	39,500	1,074,400
The Boeing Co.	219,489	20,063,490
The Manitowoc Co., Inc.	43,400	814,184
The Timken Co.	28,594	1,503,187
The Toro Co.	19,200	864,192
TransDigm Group, Inc.	15,200	2,231,360
Trinity Industries, Inc.	26,900	1,135,449
Triumph Group, Inc.	16,900	1,350,310
United Rentals, Inc. *	31,467	1,655,479
United Technologies Corp.	276,003	25,196,314
URS Corp.	27,500	1,207,800
USG Corp. *	29,200	758,908
Valmont Industries, Inc.	7,600	1,107,548
W.W. Grainger, Inc.	18,276	4,504,486
WABCO Holdings, Inc. *	22,100	1,596,283
Wabtec Corp.	16,300	1,710,522
Watsco, Inc.	9,700	818,486
WESCO International, Inc. *	14,400	1,032,336
Woodward, Inc.	19,950	718,001
Xylem, Inc.	62,800	1,742,700

		418,793,075

Commercial & Professional Supplies 0.9%
Avery Dennison Corp.	35,760	1,482,252
Cintas Corp.	37,510	1,683,074
Clean Harbors, Inc. *	16,200	922,914
Copart, Inc. *	36,074	1,271,609
Covanta Holding Corp.	43,200	864,000
Equifax, Inc.	41,200	2,521,440
IHS, Inc., Class A *	16,400	1,597,852
Iron Mountain, Inc.	57,693	2,184,257
KAR Auction Services, Inc.	26,400	590,568
Manpowergroup, Inc.	27,791	1,477,370
Nielsen Holdings N.V.	41,700	1,443,654
Pitney Bowes, Inc. (b)	67,841	927,386
Republic Services, Inc.	100,181	3,414,168
Robert Half International, Inc.	48,591	1,594,757
Rollins, Inc.	21,900	532,608
Stericycle, Inc. *	28,898	3,130,231
The ADT Corp. *	76,100	3,321,004
The Dun & Bradstreet Corp. (b)	13,625	1,205,131
Towers Watson & Co., Class A	17,500	1,276,100
Tyco International Ltd.	156,200	5,017,144
Verisk Analytics, Inc., Class A *	47,800	2,929,662
Waste Connections, Inc.	37,900	1,438,305
Waste Management, Inc.	133,977	5,490,377

		46,315,863

Consumer Durables & Apparel 1.4%
Brunswick Corp.	29,300	927,638
Carter’s, Inc. *	17,300	1,131,247
Coach, Inc.	85,730	5,046,068
D.R. Horton, Inc.	94,597	2,467,090
Fossil, Inc. *	17,900	1,756,348
Garmin Ltd. (b)	32,586	1,143,117
Hanesbrands, Inc. *	33,000	1,655,280
Harman International Industries, Inc.	23,797	1,063,964
Hasbro, Inc. (b)	40,125	1,900,721
Jarden Corp. *	26,850	1,208,518
Leggett & Platt, Inc.	46,944	1,513,475
Lennar Corp., Class A	54,675	2,253,703
Mattel, Inc.	115,197	5,259,895
Michael Kors Holdings Ltd. *	54,600	3,108,924
Mohawk Industries, Inc. *	19,439	2,155,396
Newell Rubbermaid, Inc.	98,426	2,592,541
NIKE, Inc., Class B	235,356	14,968,642
NVR, Inc. *	1,398	1,439,940
Polaris Industries, Inc.	21,500	1,853,085
PulteGroup, Inc. *	114,499	2,403,334
PVH Corp.	25,514	2,944,571

See financial notes 9

 Schwab 1000 Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Ralph Lauren Corp.	20,295	3,685,166
Toll Brothers, Inc. *	50,000	1,715,500
Tupperware Brands Corp.	19,500	1,565,850
Under Armour, Inc., Class A *	25,000	1,427,000
VF Corp.	29,682	5,289,926
Whirlpool Corp.	26,115	2,984,422

		75,461,361

Consumer Services 2.0%
Apollo Group, Inc., Class A *	30,371	557,915
Bloomin’ Brands, Inc. *	6,000	130,500
Brinker International, Inc.	27,400	1,065,860
Carnival Corp.	150,060	5,178,571
Chipotle Mexican Grill, Inc. *	10,600	3,849,814
Darden Restaurants, Inc.	44,865	2,316,380
Domino’s Pizza, Inc.	18,600	1,026,720
Dunkin’ Brands Group, Inc.	24,700	958,607
H&R Block, Inc.	84,898	2,355,071
Hyatt Hotels Corp., Class A *	20,200	862,136
International Game Technology	81,126	1,375,086
Las Vegas Sands Corp.	110,863	6,236,044
LIFE TIME FITNESS, Inc. *	14,400	664,992
Marriott International, Inc., Class A	85,075	3,663,329
McDonald’s Corp.	328,636	33,566,881
MGM Resorts International *	121,387	1,713,984
Panera Bread Co., Class A *	8,600	1,524,178
Penn National Gaming, Inc. *	22,660	1,326,743
Royal Caribbean Cruises Ltd.	48,091	1,756,764
Service Corp. International	77,500	1,308,200
Six Flags Entertainment Corp.	18,700	1,362,669
Sotheby’s	23,000	816,040
Starbucks Corp.	237,727	14,463,311
Starwood Hotels & Resorts Worldwide, Inc.	65,342	4,215,866
Weight Watchers International, Inc. (b)	9,029	380,753
Wyndham Worldwide Corp.	45,017	2,704,621
Wynn Resorts Ltd.	27,042	3,712,867
Yum! Brands, Inc.	145,076	9,882,577

		108,976,479

Diversified Financials 6.3%
Affiliated Managers Group, Inc. *	16,259	2,531,201
American Capital Ltd. *	115,500	1,747,515
American Express Co.	318,677	21,800,694
Ameriprise Financial, Inc.	63,757	4,751,809
Ares Capital Corp.	84,200	1,529,072
Bank of America Corp.	3,527,541	43,424,030
BlackRock, Inc.	40,865	10,890,522
Capital One Financial Corp.	193,353	11,171,936
CBOE Holdings, Inc.	30,600	1,148,418
Citigroup, Inc.	997,756	46,555,295
CME Group, Inc.	95,180	5,792,655
Credit Acceptance Corp. *	3,200	321,056
Discover Financial Services	160,524	7,021,320
E*TRADE Financial Corp. *	86,290	887,924
Eaton Vance Corp.	39,084	1,558,670
Federated Investors, Inc., Class B (b)	30,600	702,576
Franklin Resources, Inc.	42,986	6,648,215
IntercontinentalExchange, Inc. *	24,689	4,022,579
Invesco Ltd.	143,790	4,563,895
JPMorgan Chase & Co.	1,256,978	61,604,492
Lazard Ltd., Class A	40,900	1,386,510
Legg Mason, Inc.	42,314	1,348,124
Leucadia National Corp.	101,178	3,125,388
LPL Financial Holdings, Inc.	13,900	480,384
Moody’s Corp.	66,426	4,042,022
Morgan Stanley	455,048	10,079,313
MSCI, Inc. *	40,550	1,382,755
Northern Trust Corp.	74,276	4,004,962
NYSE Euronext	79,400	3,081,514
Prospect Capital Corp.	59,600	657,388
Raymond James Financial, Inc.	34,749	1,439,304
SEI Investments Co.	42,148	1,207,962
SLM Corp.	157,824	3,259,066
State Street Corp.	152,150	8,896,210
T. Rowe Price Group, Inc.	85,950	6,231,375
TD Ameritrade Holding Corp.	71,931	1,432,146
The Bank of New York Mellon Corp.	372,696	10,517,481
The Charles Schwab Corp. (a)	367,065	6,225,422
The Goldman Sachs Group, Inc.	144,232	21,067,968
The McGraw-Hill Cos., Inc.	84,736	4,585,065
The NASDAQ OMX Group, Inc.	43,337	1,277,575
Waddell & Reed Financial, Inc., Class A	29,000	1,243,230

		335,645,038

Energy 10.2%
Anadarko Petroleum Corp.	159,948	13,557,192
Apache Corp.	129,500	9,567,460
Atwood Oceanics, Inc. *	18,900	927,045
Baker Hughes, Inc.	137,106	6,223,241
Cabot Oil & Gas Corp.	71,448	4,862,036
Cameron International Corp. *	75,700	4,659,335
Cheniere Energy, Inc. *	73,100	2,081,888
Chesapeake Energy Corp.	176,097	3,440,935
Chevron Corp.	640,537	78,151,919
Cimarex Energy Co.	29,115	2,130,636
Cobalt International Energy, Inc. *	59,900	1,673,606
Concho Resources, Inc. *	35,500	3,057,615
ConocoPhillips	397,266	24,014,730
CONSOL Energy, Inc.	77,098	2,593,577
Continental Resources, Inc. *	19,000	1,518,480
Core Laboratories N.V.	15,900	2,302,002
CVR Energy, Inc.	4,300	211,861
Denbury Resources, Inc. *	108,108	1,934,052
Devon Energy Corp.	123,082	6,776,895
Diamond Offshore Drilling, Inc.	23,629	1,632,764
Dresser-Rand Group, Inc. *	25,600	1,423,616
Dril-Quip, Inc. *	11,500	962,665
Energen Corp.	24,496	1,161,600
Energy XXI (Bermuda) Ltd.	26,000	591,240
Ensco plc, Class A	76,000	4,383,680
EOG Resources, Inc.	89,452	10,838,004
EQT Corp.	50,800	3,816,096
Exxon Mobil Corp.	1,476,263	131,372,644
FMC Technologies, Inc. *	81,068	4,401,992
Gulfport Energy Corp. *	19,400	1,012,486
Halliburton Co.	300,588	12,856,149

10 See financial notes

 Schwab 1000 Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Helix Energy Solutions Group, Inc. *	32,100	739,584
Helmerich & Payne, Inc.	36,392	2,133,299
Hess Corp.	96,523	6,967,030
HollyFrontier Corp.	65,300	3,229,085
Kinder Morgan, Inc.	199,817	7,812,845
Kosmos Energy Ltd *	15,000	164,850
Laredo Petroleum Holdings, Inc. *	6,000	103,200
Marathon Oil Corp.	231,396	7,559,707
Marathon Petroleum Corp.	111,800	8,760,648
McDermott International, Inc. *	78,212	835,304
McMoRan Exploration Co. *	37,900	627,245
Murphy Oil Corp.	61,244	3,802,640
Nabors Industries Ltd.	97,788	1,446,285
National Oilwell Varco, Inc.	140,626	9,171,628
Newfield Exploration Co. *	45,066	981,988
Noble Corp.	85,800	3,217,500
Noble Energy, Inc.	59,661	6,758,995
Oasis Petroleum, Inc. *	20,100	688,023
Occidental Petroleum Corp.	265,016	23,655,328
Oceaneering International, Inc.	36,800	2,582,256
Oil States International, Inc. *	17,400	1,554,864
Pacific Drilling S.A. *	14,000	139,720
Patterson-UTI Energy, Inc.	52,521	1,107,668
Peabody Energy Corp.	92,121	1,847,947
Phillips 66	204,800	12,482,560
Pioneer Natural Resources Co.	41,611	5,086,113
Plains Exploration & Production Co. *	43,757	1,977,816
QEP Resources, Inc.	60,200	1,728,342
Range Resources Corp.	55,128	4,053,011
Rosetta Resources, Inc. *	18,000	772,380
Rowan Cos. plc, Class A *	42,483	1,381,972
RPC, Inc. (b)	21,900	289,956
SandRidge Energy, Inc. (b)*	106,534	547,585
Schlumberger Ltd.	434,547	32,343,333
SM Energy Co.	21,713	1,324,493
Southwestern Energy Co. *	118,088	4,418,853
Spectra Energy Corp.	221,121	6,971,945
Superior Energy Services, Inc. *	53,947	1,488,398
Targa Resources Corp.	9,400	618,144
Teekay Corp.	8,000	284,800
Tesoro Corp.	48,412	2,585,201
The Williams Cos., Inc.	211,621	8,069,109
Tidewater, Inc.	17,668	926,687
Transocean Ltd. *	113,100	5,821,257
Ultra Petroleum Corp. *	51,912	1,110,917
Unit Corp. *	14,100	592,623
Valero Energy Corp.	184,320	7,431,782
Weatherford International Ltd. *	257,900	3,298,541
Western Refining, Inc.	18,800	581,108
Whiting Petroleum Corp. *	39,800	1,771,100
World Fuel Services Corp.	24,500	993,475
WPX Energy, Inc. *	66,800	1,044,084

		550,020,665

Food & Staples Retailing 2.2%
Costco Wholesale Corp.	138,659	15,034,795
CVS Caremark Corp.	408,011	23,738,080
PriceSmart, Inc.	6,200	553,226
Safeway, Inc.	81,297	1,830,808
Sysco Corp.	193,130	6,732,512
The Fresh Market, Inc. *	13,900	568,927
The Kroger Co.	169,113	5,814,105
United Natural Foods, Inc. *	16,600	829,004
Wal-Mart Stores, Inc.	547,427	42,546,027
Walgreen Co.	276,569	13,692,931
Whole Foods Market, Inc.	58,316	5,150,469

		116,490,884

Food, Beverage & Tobacco 5.7%
Altria Group, Inc.	662,805	24,199,011
Archer-Daniels-Midland Co.	219,605	7,453,394
Beam, Inc.	52,828	3,418,500
Brown-Forman Corp., Class B	51,480	3,629,340
Bunge Ltd.	49,492	3,573,817
Campbell Soup Co.	60,958	2,829,061
Coca-Cola Enterprises, Inc.	91,472	3,350,619
ConAgra Foods, Inc.	136,097	4,813,751
Constellation Brands, Inc., Class A *	51,132	2,523,364
Dean Foods Co. *	60,600	1,159,884
Dr Pepper Snapple Group, Inc.	67,720	3,306,768
Flowers Foods, Inc.	37,950	1,250,073
General Mills, Inc.	206,800	10,426,856
Green Mountain Coffee Roasters, Inc. (b)*	44,200	2,537,080
H.J. Heinz Co.	104,778	7,588,023
Hillshire Brands Co.	40,400	1,450,764
Hormel Foods Corp.	46,894	1,935,315
Ingredion, Inc.	25,800	1,857,858
Kellogg Co.	79,931	5,198,712
Kraft Foods Group, Inc.	193,900	9,983,911
Lorillard, Inc.	119,200	5,112,488
McCormick & Co., Inc. - Non Voting Shares	44,954	3,233,991
Mead Johnson Nutrition Co.	62,500	5,068,125
Molson Coors Brewing Co., Class B	53,572	2,764,315
Mondelez International, Inc., Class A	573,564	18,038,588
Monster Beverage Corp. *	51,600	2,910,240
PepsiCo, Inc.	506,285	41,753,324
Philip Morris International, Inc.	542,565	51,863,788
Pilgrim’s Pride Corp. *	15,000	146,850
Reynolds American, Inc.	99,768	4,730,999
Seaboard Corp.	105	288,328
Smithfield Foods, Inc. *	43,035	1,101,696
The Coca-Cola Co.	1,262,448	53,439,424
The Hain Celestial Group, Inc. *	14,700	959,175
The Hershey Co.	48,764	4,347,798
The JM Smucker Co.	35,801	3,695,737
Tyson Foods, Inc., Class A	99,359	2,447,212

		304,388,179

Health Care Equipment & Services 4.1%
Abbott Laboratories	515,146	19,019,190
Aetna, Inc.	110,377	6,340,055
Align Technology, Inc. *	23,400	775,008
AmerisourceBergen Corp.	76,520	4,141,262
athenahealth, Inc. *	12,000	1,155,120

See financial notes 11

 Schwab 1000 Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Baxter International, Inc.	176,925	12,361,750
Becton, Dickinson & Co.	61,565	5,805,580
Boston Scientific Corp. *	460,607	3,449,946
Brookdale Senior Living, Inc. *	34,900	900,071
C.R. Bard, Inc.	26,500	2,633,040
Cardinal Health, Inc.	111,710	4,939,816
CareFusion Corp. *	76,400	2,554,816
Centene Corp. *	17,100	790,020
Cerner Corp. *	49,252	4,766,116
Cigna Corp.	88,454	5,853,001
Community Health Systems, Inc.	29,800	1,357,986
Coventry Health Care, Inc.	42,362	2,099,037
Covidien plc	153,400	9,793,056
DaVita HealthCare Partners, Inc. *	26,725	3,170,921
DENTSPLY International, Inc.	48,100	2,037,035
Edwards Lifesciences Corp. *	38,792	2,474,542
Express Scripts Holding Co. *	261,389	15,518,665
Haemonetics Corp. *	16,900	650,650
HCA Holdings, Inc.	73,400	2,927,926
Health Management Associates, Inc., Class A *	83,900	964,011
HealthSouth Corp. *	31,300	860,750
Henry Schein, Inc. *	25,019	2,261,718
HMS Holdings Corp. *	28,900	728,569
Hologic, Inc. *	89,470	1,822,504
Humana, Inc.	51,991	3,853,053
IDEXX Laboratories, Inc. *	19,098	1,679,860
Intuitive Surgical, Inc. *	13,095	6,446,538
Laboratory Corp. of America Holdings *	32,022	2,989,574
McKesson Corp.	74,047	7,835,654
MEDNAX, Inc. *	16,654	1,477,709
Medtronic, Inc.	329,768	15,393,570
Omnicare, Inc.	38,833	1,699,720
Patterson Cos., Inc.	29,800	1,130,910
Quest Diagnostics, Inc.	53,647	3,021,936
ResMed, Inc. (b)	49,616	2,382,560
Sirona Dental Systems, Inc. *	18,900	1,389,906
St. Jude Medical, Inc.	101,655	4,190,219
Stryker Corp.	90,054	5,905,741
Teleflex, Inc.	13,846	1,081,788
Tenet Healthcare Corp. *	36,925	1,674,918
The Cooper Cos., Inc.	16,200	1,788,480
UnitedHealth Group, Inc.	334,292	20,034,120
Universal Health Services, Inc., Class B	27,874	1,856,130
Varian Medical Systems, Inc. *	38,271	2,492,973
WellPoint, Inc.	101,523	7,403,057
Zimmer Holdings, Inc.	58,012	4,435,017

		222,315,594

Household & Personal Products 2.2%
Avon Products, Inc.	146,436	3,391,458
Church & Dwight Co., Inc.	48,594	3,104,671
Colgate-Palmolive Co.	144,427	17,246,028
Energizer Holdings, Inc.	22,700	2,192,593
Herbalife Ltd. (b)	34,218	1,358,797
Kimberly-Clark Corp.	125,604	12,961,077
Nu Skin Enterprises, Inc., Class A	18,400	933,432
Spectrum Brands Holdings, Inc.	5,000	280,000
The Clorox Co.	41,725	3,598,781
The Estee Lauder Cos., Inc., Class A	81,468	5,649,806
The Procter & Gamble Co.	894,919	68,702,931

		119,419,574

Insurance 4.4%
ACE Ltd.	108,600	9,680,604
Aflac, Inc.	149,213	8,123,156
Alleghany Corp. *	5,786	2,278,180
Allied World Assurance Co. Holdings AG	13,000	1,180,530
Alterra Capital Holdings Ltd.	30,500	992,775
American Financial Group, Inc.	26,205	1,264,915
American International Group, Inc. *	481,976	19,963,446
Aon plc	105,703	6,379,176
Arch Capital Group Ltd. *	45,600	2,419,536
Arthur J. Gallagher & Co.	38,520	1,635,174
Aspen Insurance Holdings Ltd.	23,200	886,008
Assurant, Inc.	24,592	1,169,104
Assured Guaranty Ltd.	62,000	1,279,060
Axis Capital Holdings Ltd.	37,362	1,667,466
Berkshire Hathaway, Inc., Class B *	597,012	63,474,316
Brown & Brown, Inc.	39,476	1,223,361
Cincinnati Financial Corp.	49,617	2,426,767
CNA Financial Corp.	9,150	308,447
CNO Financial Group, Inc.	74,300	841,076
Erie Indemnity Co., Class A	8,285	659,237
Everest Re Group Ltd.	18,220	2,459,518
Fidelity National Financial, Inc., Class A	74,569	2,002,178
First American Financial Corp.	34,900	934,273
Genworth Financial, Inc., Class A *	166,939	1,674,398
Hartford Financial Services Group, Inc.	140,595	3,949,314
HCC Insurance Holdings, Inc.	31,057	1,323,028
Lincoln National Corp.	92,559	3,147,932
Loews Corp.	103,858	4,639,337
Markel Corp. *	3,231	1,732,624
Marsh & McLennan Cos., Inc.	182,920	6,952,789
MetLife, Inc.	352,344	13,737,893
Old Republic International Corp.	86,909	1,173,272
PartnerRe Ltd.	19,809	1,868,781
Principal Financial Group, Inc.	94,109	3,397,335
ProAssurance Corp.	20,800	1,018,992
Protective Life Corp.	28,200	1,073,292
Prudential Financial, Inc.	147,397	8,905,727
Reinsurance Group of America, Inc.	25,110	1,570,630
RenaissanceRe Holdings Ltd.	17,607	1,653,121
The Allstate Corp.	159,498	7,856,871
The Chubb Corp.	82,112	7,231,604
The Progressive Corp.	168,042	4,249,782
The Travelers Cos., Inc.	124,447	10,629,018
Torchmark Corp.	32,365	2,008,896
Unum Group	88,014	2,454,710
Validus Holdings Ltd.	33,709	1,301,504
W. R. Berkley Corp.	37,725	1,638,019
White Mountains Insurance Group Ltd.	1,813	1,048,476

12 See financial notes

 Schwab 1000 Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Willis Group Holdings plc	56,600	2,245,888
XL Group plc	98,667	3,072,490

		234,804,026

Materials 3.7%
Air Products & Chemicals, Inc.	71,578	6,224,423
Airgas, Inc.	23,251	2,247,209
Albemarle Corp.	30,200	1,849,750
Alcoa, Inc.	361,920	3,076,320
Allegheny Technologies, Inc.	36,152	975,381
Allied Nevada Gold Corp. *	30,400	325,280
AptarGroup, Inc.	22,500	1,262,250
Ashland, Inc.	23,300	1,985,393
Ball Corp.	49,376	2,178,469
Bemis Co., Inc.	35,049	1,379,178
Cabot Corp.	21,716	815,653
Carpenter Technology Corp.	15,000	674,400
Celanese Corp., Series A	53,043	2,620,855
CF Industries Holdings, Inc.	21,112	3,937,599
Chemtura Corp. *	32,000	680,320
Cliffs Natural Resources, Inc. (b)	48,600	1,037,124
Compass Minerals International, Inc.	11,200	969,248
Crown Holdings, Inc. *	51,376	2,192,728
Cytec Industries, Inc.	13,500	983,610
Domtar Corp.	12,400	861,924
E.I. du Pont de Nemours & Co.	299,517	16,326,672
Eagle Materials, Inc.	15,200	1,029,800
Eastman Chemical Co.	51,762	3,449,937
Ecolab, Inc.	86,028	7,279,689
FMC Corp.	43,504	2,640,693
Freeport-McMoRan Copper & Gold, Inc.	314,830	9,580,277
Graphic Packaging Holding Co. *	25,000	188,000
Greif, Inc., Class A	10,500	505,785
Huntsman Corp.	64,700	1,220,242
International Flavors & Fragrances, Inc.	27,508	2,123,342
International Paper Co.	136,707	6,422,495
Kronos Worldwide, Inc. (b)	7,500	132,600
Louisiana-Pacific Corp. *	45,300	820,836
LyondellBasell Industries N.V., Class A	119,100	7,229,370
Martin Marietta Materials, Inc.	15,549	1,570,293
MeadWestvaco Corp.	58,683	2,023,390
Monsanto Co.	173,234	18,504,856
NewMarket Corp.	3,600	967,320
Newmont Mining Corp.	162,928	5,278,867
Nucor Corp.	107,676	4,696,827
Owens-Illinois, Inc. *	55,877	1,468,448
Packaging Corp. of America	33,230	1,580,419
PPG Industries, Inc.	46,206	6,798,751
Praxair, Inc.	94,628	10,815,980
Reliance Steel & Aluminum Co.	25,122	1,634,689
Rock-Tenn Co., Class A	23,985	2,401,858
Rockwood Holdings, Inc.	26,200	1,700,118
Royal Gold, Inc.	21,800	1,211,644
RPM International, Inc.	44,600	1,445,040
Sealed Air Corp.	65,302	1,444,480
Sigma-Aldrich Corp.	40,908	3,219,050
Silgan Holdings, Inc.	16,700	799,429
Sonoco Products Co.	33,970	1,190,309
Steel Dynamics, Inc.	74,400	1,118,976
The Dow Chemical Co.	383,056	12,989,429
The Mosaic Co.	85,595	5,271,796
The Scotts Miracle-Gro Co., Class A	14,668	665,194
The Sherwin-Williams Co.	27,690	5,070,316
The Valspar Corp.	27,446	1,751,604
United States Steel Corp. (b)	48,968	871,630
Vulcan Materials Co.	43,925	2,190,979
W.R. Grace & Co. *	24,900	1,920,039
Walter Energy, Inc.	21,200	379,904
Westlake Chemical Corp.	7,000	581,980

		196,790,467

Media 3.6%
AMC Networks, Inc., Class A *	19,500	1,228,695
Cablevision Systems Corp., Class A	75,110	1,116,135
CBS Corp., Class B - Non Voting Shares	195,205	8,936,485
Charter Communications, Inc., Class A *	24,400	2,458,056
Cinemark Holdings, Inc.	34,600	1,068,794
Clear Channel Outdoor Holdings, Inc., Class A *	14,500	104,835
Comcast Corp., Class A	869,723	35,919,560
DIRECTV *	192,425	10,883,558
Discovery Communications, Inc., Class A *	75,000	5,911,500
DISH Network Corp., Class A	67,372	2,640,309
Gannett Co., Inc.	81,054	1,634,049
John Wiley & Sons, Inc., Class A	15,480	590,872
Lamar Advertising Co., Class A *	20,370	953,723
Liberty Global, Inc., Class A *	79,566	5,758,191
Liberty Media Corp. *	37,746	4,336,260
Morningstar, Inc.	8,150	537,982
News Corp., Class A	659,928	20,437,970
Omnicom Group, Inc.	89,088	5,324,790
Regal Entertainment Group, Class A (b)	15,000	269,100
Scripps Networks Interactive, Class A	29,100	1,937,478
Sirius XM Radio, Inc.	1,096,600	3,563,950
The Interpublic Group of Cos., Inc.	143,264	1,982,774
The Madison Square Garden Co., Class A *	20,800	1,253,616
The Walt Disney Co.	586,960	36,884,566
The Washington Post Co., Class B	1,654	733,284
Time Warner Cable, Inc.	99,136	9,307,879
Time Warner, Inc.	304,080	18,177,902
Viacom Inc., Class B	147,746	9,454,267

		193,406,580

Pharmaceuticals, Biotechnology & Life Sciences 8.1%
AbbVie, Inc.	516,646	23,791,548
Actavis, Inc. *	43,200	4,567,536
Agilent Technologies, Inc.	118,031	4,891,205
Alexion Pharmaceuticals, Inc. *	65,400	6,409,200
Alkermes plc *	41,300	1,264,193

See financial notes 13

 Schwab 1000 Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Allergan, Inc.	98,962	11,237,135
Amgen, Inc.	251,102	26,167,339
ARIAD Pharmaceuticals, Inc. *	52,500	938,175
Bio-Rad Laboratories, Inc., Class A *	6,900	826,275
Biogen Idec, Inc. *	76,455	16,738,293
BioMarin Pharmaceutical, Inc. *	41,900	2,748,640
Bristol-Myers Squibb Co.	540,239	21,458,293
Bruker Corp. *	31,600	561,532
Celgene Corp. *	138,120	16,307,828
Cepheid, Inc. *	21,800	831,234
Covance, Inc. *	17,300	1,289,888
Cubist Pharmaceuticals, Inc. *	20,900	959,728
Eli Lilly & Co.	331,971	18,384,554
Endo Health Solutions, Inc. *	39,728	1,455,634
Forest Laboratories, Inc. *	79,346	2,968,334
Gilead Sciences, Inc. *	491,644	24,896,852
Hospira, Inc. *	56,040	1,856,045
Illumina, Inc. *	41,300	2,671,697
Incyte Corp. (b)*	42,900	950,235
Jazz Pharmaceuticals plc *	15,300	892,755
Johnson & Johnson	914,287	77,924,681
Life Technologies Corp. *	55,906	4,119,713
Medivation, Inc. *	24,300	1,280,853
Merck & Co., Inc.	995,018	46,765,846
Mettler-Toledo International, Inc. *	10,700	2,235,872
Mylan, Inc. *	137,700	4,008,447
Myriad Genetics, Inc. *	26,600	740,810
Onyx Pharmaceuticals, Inc. *	21,200	2,009,760
PerkinElmer, Inc.	38,500	1,180,025
Perrigo Co.	29,500	3,522,595
Pfizer, Inc.	2,376,751	69,092,152
Pharmacyclics, Inc. *	16,400	1,336,600
Regeneron Pharmaceuticals, Inc. *	24,500	5,270,930
Salix Pharmaceuticals Ltd. *	15,500	810,495
Seattle Genetics, Inc. *	33,600	1,241,520
Techne Corp.	12,563	805,791
Thermo Fisher Scientific, Inc.	113,698	9,173,155
United Therapeutics Corp. *	17,800	1,188,684
Vertex Pharmaceuticals, Inc. *	73,212	5,624,146
Warner Chilcott plc, Class A	57,900	832,602
Waters Corp. *	27,700	2,559,480

		436,788,305

Real Estate 3.3%
Alexandria Real Estate Equities, Inc.	21,100	1,535,447
American Campus Communities, Inc.	31,200	1,392,768
American Tower Corp.	127,089	10,674,205
Apartment Investment & Management Co., Class A	49,418	1,537,394
AvalonBay Communities, Inc.	38,349	5,101,951
BioMed Realty Trust, Inc.	52,300	1,177,273
Boston Properties, Inc.	50,205	5,493,933
BRE Properties, Inc.	25,624	1,293,500
Camden Property Trust	26,864	1,943,342
CBL & Associates Properties, Inc.	50,400	1,216,656
CBRE Group, Inc., Class A *	102,237	2,476,180
Corrections Corp. of America	33,800	1,223,560
DDR Corp.	79,000	1,448,860
Digital Realty Trust, Inc.	41,400	2,919,528
Douglas Emmett, Inc.	47,600	1,245,692
Duke Realty Corp.	88,237	1,556,501
EPR Properties	16,500	932,910
Equity Lifestyle Properties, Inc.	13,900	1,129,375
Equity One, Inc.	20,300	517,447
Equity Residential	107,872	6,263,048
Essex Property Trust, Inc.	11,817	1,855,860
Extra Space Storage, Inc.	32,100	1,398,918
Federal Realty Investment Trust	21,596	2,526,948
Forest City Enterprises, Inc., Class A *	47,200	881,224
General Growth Properties, Inc.	152,700	3,469,344
HCP, Inc.	151,580	8,079,214
Health Care REIT, Inc.	85,221	6,389,018
Healthcare Trust of America, Inc., Class A	11,000	137,280
Highwoods Properties, Inc.	24,700	1,013,441
Home Properties, Inc.	16,400	1,057,144
Hospitality Properties Trust	41,981	1,234,661
Host Hotels & Resorts, Inc.	240,139	4,387,340
Howard Hughes Corp. *	9,200	868,296
Jones Lang LaSalle, Inc.	14,800	1,465,496
Kilroy Realty Corp.	23,300	1,318,547
Kimco Realty Corp.	138,331	3,289,511
LaSalle Hotel Properties	28,500	739,005
Liberty Property Trust	39,504	1,698,277
Mack-Cali Realty Corp.	29,247	812,189
Mid-America Apartment Communities, Inc.	13,900	955,347
National Retail Properties, Inc.	35,200	1,396,736
Omega Healthcare Investors, Inc. (b)	35,100	1,153,737
Piedmont Office Realty Trust, Inc., Class A	58,800	1,206,576
Plum Creek Timber Co., Inc.	54,798	2,824,289
Post Properties, Inc.	18,100	894,683
Prologis, Inc.	150,880	6,329,416
Public Storage	47,109	7,772,985
Rayonier, Inc.	41,734	2,479,834
Realogy Holdings Corp. *	34,700	1,665,600
Realty Income Corp.	63,300	3,226,401
Regency Centers Corp.	30,582	1,720,543
Retail Properties of America, Inc., Class A	9,000	137,790
RLJ Lodging Trust	34,900	804,096
Senior Housing Properties Trust	55,300	1,572,179
Simon Property Group, Inc.	102,850	18,314,500
SL Green Realty Corp.	29,251	2,653,066
Tanger Factory Outlet Centers, Inc.	30,900	1,147,008
Taubman Centers, Inc.	19,800	1,693,098
The Geo Group, Inc.	23,300	872,585
The Macerich Co.	44,845	3,141,392
UDR, Inc.	85,262	2,095,740
Ventas, Inc.	92,729	7,384,010
Vornado Realty Trust REIT	57,334	5,020,165
Weingarten Realty Investors	40,802	1,390,124
Weyerhaeuser Co.	182,450	5,566,550
WP Carey, Inc.	18,700	1,318,724

		178,438,457

14 See financial notes

 Schwab 1000 Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Retailing 4.3%
Aaron’s, Inc.	25,700	737,847
Abercrombie & Fitch Co., Class A	28,919	1,433,226
Advance Auto Parts, Inc.	24,622	2,065,293
Amazon.com, Inc. *	118,641	30,112,272
American Eagle Outfitters, Inc.	55,385	1,077,238
Ascena Retail Group, Inc. *	45,800	847,300
AutoNation, Inc. *	10,166	462,655
AutoZone, Inc. *	11,333	4,636,217
Bed Bath & Beyond, Inc. *	70,120	4,824,256
Best Buy Co., Inc.	86,026	2,235,816
Cabela’s, Inc. *	15,100	969,420
CarMax, Inc. *	77,000	3,545,080
Chico’s FAS, Inc.	54,500	995,715
Dick’s Sporting Goods, Inc.	32,800	1,577,680
Dillard’s, Inc., Class A	11,200	922,992
Dollar General Corp. *	85,500	4,453,695
Dollar Tree, Inc. *	78,124	3,715,577
DSW, Inc., Class A	9,800	647,976
Expedia, Inc.	32,204	1,798,271
Family Dollar Stores, Inc.	32,860	2,016,618
Foot Locker, Inc.	50,909	1,775,197
GameStop Corp., Class A (b)	40,000	1,396,000
Genuine Parts Co.	52,930	4,040,147
GNC Holdings, Inc., Class A	26,800	1,214,844
Groupon, Inc. (b)*	70,000	427,000
Guess?, Inc.	22,800	631,104
HSN, Inc.	13,700	720,346
J.C. Penney Co., Inc. (b)*	48,622	798,373
Kohl’s Corp.	71,965	3,386,673
L Brands, Inc.	78,823	3,973,467
Liberty Interactive Corp., Class A *	167,108	3,557,729
LKQ Corp. *	99,600	2,398,368
Lowe’s Cos., Inc.	366,836	14,093,839
Macy’s, Inc.	123,376	5,502,570
Netflix, Inc. *	18,800	4,062,116
Nordstrom, Inc.	50,600	2,863,454
O’Reilly Automotive, Inc. *	36,166	3,881,335
Penske Automotive Group, Inc.	15,300	473,076
PetSmart, Inc.	34,595	2,360,763
Pier 1 Imports, Inc.	35,400	821,634
Priceline.com, Inc. *	16,546	11,515,851
Ross Stores, Inc.	67,512	4,460,518
Sally Beauty Holdings, Inc. *	53,200	1,599,192
Sears Holdings Corp. (b)*	13,094	672,246
Signet Jewelers Ltd.	26,900	1,848,837
Staples, Inc.	216,770	2,870,035
Target Corp.	209,162	14,758,471
The Gap, Inc.	101,155	3,842,879
The Home Depot, Inc.	489,335	35,892,722
The TJX Cos., Inc.	233,190	11,372,676
Tiffany & Co.	39,273	2,893,635
Tractor Supply Co.	24,200	2,593,514
TripAdvisor, Inc. *	37,200	1,955,976
Ulta Salon, Cosmetics & Fragrance, Inc. *	19,900	1,744,235
Urban Outfitters, Inc. *	37,796	1,566,266
Williams-Sonoma, Inc.	29,400	1,578,192

		228,618,424

Semiconductors & Semiconductor Equipment 2.0%
Altera Corp.	101,969	3,264,028
Analog Devices, Inc.	101,274	4,455,043
Applied Materials, Inc.	385,589	5,594,896
Atmel Corp. *	160,100	1,035,847
Avago Technologies Ltd.	70,500	2,253,180
Broadcom Corp., Class A	174,025	6,264,900
Cree, Inc. *	38,900	2,200,573
Cymer, Inc. *	10,200	1,068,552
First Solar, Inc. *	20,000	931,200
Freescale Semiconductor Ltd. *	15,000	232,200
Intel Corp.	1,628,580	39,004,491
KLA-Tencor Corp.	56,638	3,072,611
Lam Research Corp. *	58,419	2,700,126
Linear Technology Corp.	77,466	2,827,509
LSI Corp. *	191,598	1,253,051
Marvell Technology Group Ltd.	160,162	1,723,343
Maxim Integrated Products, Inc.	99,200	3,068,256
Microchip Technology, Inc.	65,366	2,380,630
Micron Technology, Inc. *	335,800	3,163,236
NVIDIA Corp.	206,199	2,839,360
ON Semiconductor Corp. *	152,900	1,201,794
Skyworks Solutions, Inc. *	63,900	1,410,273
Teradyne, Inc. *	62,600	1,029,144
Texas Instruments, Inc.	365,275	13,226,608
Xilinx, Inc.	75,505	2,862,395

		109,063,246

Software & Services 9.4%
Accenture plc, Class A	207,200	16,874,368
Activision Blizzard, Inc.	130,838	1,956,028
Adobe Systems, Inc. *	166,913	7,524,438
Akamai Technologies, Inc. *	61,009	2,678,905
Alliance Data Systems Corp. *	17,071	2,932,286
Amdocs Ltd.	51,600	1,842,120
ANSYS, Inc. *	31,400	2,539,004
AOL, Inc. *	27,400	1,058,736
Aspen Technology, Inc. *	30,500	929,640
Autodesk, Inc. *	77,072	3,035,095
Automatic Data Processing, Inc.	154,351	10,393,996
BMC Software, Inc. *	37,612	1,710,594
Broadridge Financial Solutions, Inc.	43,100	1,085,258
CA, Inc.	115,981	3,128,008
Cadence Design Systems, Inc. *	92,587	1,277,701
Citrix Systems, Inc. *	63,400	3,941,578
Cognizant Technology Solutions Corp., Class A *	100,566	6,516,677
CommVault Systems, Inc. *	14,800	1,088,392
Computer Sciences Corp.	52,731	2,470,447
Compuware Corp. *	69,800	837,600
Concur Technologies, Inc. (b)*	15,850	1,158,794
CoreLogic, Inc. *	31,900	870,232
CoStar Group, Inc. *	8,800	954,008
DST Systems, Inc.	11,380	786,927
eBay, Inc. *	378,670	19,838,521
Electronic Arts, Inc. *	80,181	1,411,987
Equinix, Inc. *	16,100	3,447,010
Facebook, Inc., Class A *	163,100	4,527,656
FactSet Research Systems, Inc.	12,900	1,213,503

See financial notes 15

 Schwab 1000 Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Fidelity National Information Services, Inc.	86,308	3,629,251
Fiserv, Inc. *	45,289	4,126,281
FleetCor Technologies, Inc. *	18,400	1,414,960
Fortinet, Inc. *	44,600	801,016
Gartner, Inc. *	32,300	1,868,555
Genpact Ltd.	44,550	828,630
Global Payments, Inc.	26,838	1,245,283
Google, Inc., Class A *	87,112	71,829,942
IAC/InterActiveCorp	27,930	1,314,665
Informatica Corp. *	36,200	1,192,066
International Business Machines Corp.	346,340	70,147,704
Intuit, Inc.	93,644	5,584,928
Jack Henry & Associates, Inc.	29,400	1,364,160
LinkedIn Corp., Class A *	22,600	4,341,234
MasterCard, Inc., Class A	34,903	19,298,916
MAXIMUS, Inc.	11,200	892,528
MICROS Systems, Inc. *	27,200	1,153,552
Microsoft Corp.	2,479,138	82,059,468
NetSuite, Inc. *	7,600	668,496
NeuStar, Inc., Class A *	22,200	973,914
Nuance Communications, Inc. *	79,800	1,519,392
Oracle Corp.	1,225,210	40,162,384
Paychex, Inc.	109,628	3,991,556
PTC, Inc. *	39,700	953,197
Rackspace Hosting, Inc. *	35,200	1,696,640
Red Hat, Inc. *	65,583	3,143,393
SAIC, Inc.	93,900	1,402,866
Salesforce.com, Inc. *	175,240	7,204,116
ServiceNow, Inc. *	4,000	163,840
Solarwinds, Inc. *	20,600	1,047,510
Solera Holdings, Inc.	24,100	1,387,678
Splunk, Inc. *	4,000	163,200
Symantec Corp. *	214,389	5,209,653
Synopsys, Inc. *	48,700	1,732,259
Syntel, Inc.	2,000	126,340
Teradata Corp. *	56,944	2,908,130
The Western Union Co.	192,140	2,845,593
TIBCO Software, Inc. *	55,500	1,077,255
Total System Services, Inc.	55,100	1,301,462
Ultimate Software Group, Inc. *	8,900	859,651
Vantiv, Inc., Class A *	5,000	112,650
VeriFone Systems, Inc. *	35,800	768,984
VeriSign, Inc. *	54,105	2,492,617
Visa, Inc., Class A	170,600	28,739,276
VMware, Inc., Class A *	28,900	2,037,450
WEX, Inc. *	13,100	992,718
Workday, Inc., Class A *	3,000	187,950
Yahoo! Inc. *	335,379	8,293,923

		505,286,741

Technology Hardware & Equipment 5.8%
3D Systems Corp. (b)*	24,149	923,458
Amphenol Corp., Class A	52,320	3,951,206
Apple, Inc.	307,880	136,313,870
Arrow Electronics, Inc. *	38,000	1,490,740
Aruba Networks, Inc. *	36,400	818,636
Avnet, Inc. *	42,546	1,393,382
Brocade Communications Systems, Inc. *	154,700	900,354
Cisco Systems, Inc.	1,737,715	36,352,998
Corning, Inc.	494,263	7,166,813
Dell, Inc.	491,849	6,590,777
Dolby Laboratories, Inc., Class A (b)	17,400	571,590
EchoStar Corp., Class A *	13,254	520,485
EMC Corp. *	679,124	15,232,751
F5 Networks, Inc. *	27,000	2,063,610
FEI Co.	12,500	798,500
FLIR Systems, Inc.	53,000	1,288,430
Harris Corp.	39,396	1,820,095
Hewlett-Packard Co.	650,168	13,393,461
Ingram Micro, Inc., Class A *	53,851	959,086
IPG Photonics Corp. (b)	9,400	598,592
Jabil Circuit, Inc.	62,300	1,108,940
JDS Uniphase Corp. *	77,900	1,051,650
Juniper Networks, Inc. *	156,394	2,588,321
Molex, Inc.	46,621	1,285,341
Motorola Solutions, Inc.	90,112	5,154,406
National Instruments Corp.	31,200	852,696
NCR Corp. *	53,544	1,460,145
NetApp, Inc. *	121,900	4,253,091
Palo Alto Networks, Inc. *	10,700	578,870
QUALCOMM, Inc.	564,178	34,764,648
Riverbed Technology, Inc. *	52,200	775,692
SanDisk Corp. *	81,758	4,287,390
Seagate Technology plc	100,337	3,682,368
TE Connectivity Ltd.	131,500	5,726,825
Trimble Navigation Ltd. *	84,000	2,414,160
Western Digital Corp.	73,112	4,041,631
Xerox Corp.	376,545	3,230,756

		310,405,764

Telecommunication Services 2.8%
AT&T, Inc.	1,803,977	67,576,978
CenturyLink, Inc.	210,011	7,890,113
Clearwire Corp., Class A *	80,000	268,800
Crown Castle International Corp. *	99,427	7,655,879
Frontier Communications Corp. (b)	338,406	1,407,769
Level 3 Communications, Inc. *	46,700	940,071
MetroPCS Communications, Inc. *	99,800	1,181,632
SBA Communications Corp., Class A *	41,300	3,262,287
Sprint Nextel Corp. *	1,018,657	7,181,532
Telephone & Data Systems, Inc.	30,811	691,399
tw telecom, Inc. *	50,800	1,375,664
United States Cellular Corp. *	4,900	188,356
Verizon Communications, Inc.	934,057	50,355,013
Windstream Corp. (b)	198,148	1,688,221

		151,663,714

Transportation 1.9%
Alaska Air Group, Inc. *	24,200	1,491,688
AMERCO	2,000	321,400
Avis Budget Group, Inc. *	34,800	1,003,632
C.H. Robinson Worldwide, Inc.	51,948	3,085,192
CSX Corp.	340,826	8,380,911
Delta Air Lines, Inc. *	288,100	4,938,034
Expeditors International of Washington, Inc.	60,398	2,170,100

16 See financial notes

 Schwab 1000 Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
FedEx Corp.	96,528	9,074,597
Genesee & Wyoming, Inc., Class A *	14,700	1,252,440
Hertz Global Holdings, Inc. *	102,000	2,456,160
J.B. Hunt Transport Services, Inc.	30,591	2,174,102
Kansas City Southern	37,600	4,101,032
Kirby Corp. *	18,900	1,415,421
Landstar System, Inc.	15,900	869,094
Norfolk Southern Corp.	99,586	7,709,948
Old Dominion Freight Line, Inc. *	24,000	924,000
Ryder System, Inc.	16,964	985,100
Southwest Airlines Co.	249,888	3,423,466
Union Pacific Corp.	153,962	22,780,218
United Continental Holdings, Inc. *	112,582	3,636,399
United Parcel Service, Inc., Class B	234,035	20,089,564
US Airways Group, Inc. (b)*	53,200	899,080

		103,181,578

Utilities 3.7%
AGL Resources, Inc.	40,487	1,775,355
Alliant Energy Corp.	37,400	2,001,274
Ameren Corp.	83,085	3,011,831
American Electric Power Co., Inc.	153,071	7,872,442
American Water Works Co., Inc.	59,700	2,500,236
Aqua America, Inc.	47,134	1,495,562
Atmos Energy Corp.	30,718	1,362,958
Calpine Corp. *	130,200	2,829,246
CenterPoint Energy, Inc.	144,811	3,573,936
Cleco Corp.	20,600	1,020,112
CMS Energy Corp.	85,733	2,566,846
Consolidated Edison, Inc.	95,306	6,066,227
Dominion Resources, Inc.	189,108	11,664,182
DTE Energy Co.	57,597	4,197,669
Duke Energy Corp.	227,395	17,100,104
Edison International	100,254	5,393,665
Entergy Corp.	59,862	4,263,970
Exelon Corp.	281,219	10,548,525
FirstEnergy Corp.	136,391	6,355,821
Great Plains Energy, Inc.	52,000	1,254,760
Hawaiian Electric Industries, Inc.	32,648	923,938
IDACORP, Inc.	16,900	831,649
Integrys Energy Group, Inc.	26,455	1,628,570
ITC Holdings Corp.	17,400	1,604,628
MDU Resources Group, Inc.	64,217	1,602,214
National Fuel Gas Co.	28,047	1,759,108
NextEra Energy, Inc.	139,908	11,476,653
NiSource, Inc.	103,880	3,192,232
Northeast Utilities	101,312	4,592,473
NRG Energy, Inc.	108,030	3,010,796
NV Energy, Inc.	80,200	1,734,726
OGE Energy Corp.	33,380	2,417,713
ONEOK, Inc.	70,124	3,601,569
Pepco Holdings, Inc.	76,274	1,723,792
PG&E Corp.	144,737	7,011,060
Piedmont Natural Gas Co., Inc. (b)	24,500	843,535
Pinnacle West Capital Corp.	37,087	2,258,598
PPL Corp.	188,061	6,277,476
Public Service Enterprise Group, Inc.	155,972	5,710,135
Questar Corp.	60,420	1,534,064
SCANA Corp.	44,531	2,413,580
Sempra Energy	73,678	6,104,222
TECO Energy, Inc.	59,217	1,132,821
The AES Corp.	196,902	2,729,062
The Southern Co.	279,918	13,500,445
UGI Corp.	39,248	1,608,383
Vectren Corp.	27,800	1,044,168
Westar Energy, Inc.	39,800	1,391,408
Wisconsin Energy Corp.	78,636	3,533,902
Xcel Energy, Inc.	164,909	5,242,457

		199,290,098

Total Common Stock
(Cost $1,945,901,212)		5,352,014,793

Other Investment Company 0.2% of net assets

Money Market Fund 0.2%
State Street Institutional U.S. Government Money Market Fund	12,912,949	12,912,949

Total Other Investment Company
(Cost $12,912,949)		12,912,949

	Face
Security	Amount	Value
Rate, Maturity Date	($)	($)

Short-Term Investment 0.0% of net assets

U.S. Treasury Obligation 0.0%
U.S. Treasury Bill
0.08%, 06/20/13 (c)(d)	1,887,000	1,886,777

Total Short-Term Investment
(Cost $1,886,777)		1,886,777

End of Investments.

	Number	Value
Security	of Shares	($)

Collateral Invested for Securities on Loan 0.5% of net assets

State Street Institutional U.S. Government Money Market Fund	27,548,134	27,548,134

Total Collateral Invested for Securities on Loan
(Cost $27,548,134)		27,548,134

End of Collateral Invested for Securities on Loan

See financial notes 17

 Schwab 1000 Index Fund

Portfolio Holdings (Unaudited) continued

At 04/30/13, tax basis cost of the fund’s investments was $1,938,996,311 and the unrealized appreciation and depreciation were $3,471,304,917 and ($43,486,709), respectively, with a net unrealized appreciation of $3,427,818,208.

*	Non-income producing security.
(a)	Issuer is affiliated with the fund’s adviser.
(b)	All or a portion of this security is on loan.
(c)	All or a portion of this security is held as collateral for open futures contracts.
(d)	The rate shown is the purchase yield.

REIT —	Real Estate Investment Trust

In addition to the above, the fund held the following at 04/30/13.

		Contract	Unrealized
	Number of	Value	Gains
	Contracts	($)	($)

Futures Contract

S&P 500 Index, e-mini, Long, expires 06/21/13	175	13,931,750	476,131

18 See financial notes

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.
Item 8: Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.
Item 9: Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable.
Item 10: Submission of Matters to a Vote of Security Holders.
Not applicable.
Item 11: Controls and Procedures.
(a)	Based on their evaluation of Registrant’s disclosure controls and procedures, as of a date within 90 days of the filing date, Registrant’s Chief Executive Officer, Marie Chandoha and Registrant’s Principal Financial Officer, George Pereira, have concluded that Registrant’s disclosure controls and procedures are: (i) reasonably designed to ensure that information required to be disclosed in this report is appropriately communicated to Registrant’s officers to allow timely decisions regarding disclosures required in this report; (ii) reasonably designed to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported in a timely manner; and (iii) are effective in achieving the goals described in (i) and (ii) above.

(b)	During the second fiscal quarter of the period covered by this report, there have been no changes in Registrant’s internal control over financial reporting that the above officers believe to have materially affected, or to be reasonably likely to materially affect, Registrant’s internal control over financial reporting.
Item 12: Exhibits.
(a)	(1)	Code of ethics – not applicable to this semi-annual report.
(2)	Separate certifications for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the 1940 Act, are attached.

(3)	Not applicable.
(b)	A certification for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(b) under the 1940 Act, is attached. This certification is being furnished to the Securities and Exchange Commission solely pursuant to 18 U.S.C. section 1350 and is not being filed as part of the Form N-CSR with the Commission.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant) Schwab Investments – Schwab 1000 Index Fund

By:	/s/ Marie Chandoha
Marie Chandoha
Chief Executive Officer
Date: June 10, 2013
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Marie Chandoha
Marie Chandoha
Chief Executive Officer
Date: June 10, 2013

By:	/s/ George Pereira
George Pereira
Principal Financial Officer
Date: June 7, 2013